As filed with the Securities and Exchange Commission on April 26, 2006
                     Registration Nos. 333-01153; 811-07549


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                         PRE-EFFECTIVE AMENDMENT NO. ( )

                       POST-EFFECTIVE AMENDMENT NO. 17 (X)


                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 (X)

                              Amendment No. 34 (X)

                        (Check appropriate box or boxes)

                        VARIABLE ANNUITY-1 SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033


                              Raymond L. McFeetors

                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)
                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: Upon the effective date of this Registration Statement.


It is proposed that this filing will become effective (check appropriate space) _______ Immediately upon filing pursuant to paragraph (b) of Rule 485.

___X___ On May 1, 2006, pursuant to paragraph (b) of Rule 485.

_______ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

_______ On __________, pursuant to paragraph (a)(1) of Rule 485.



If appropriate, check the following box:

_______ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Flexible Premium Deferred Variable Annuity Contracts

                            Schwab Select Annuity(R)

         A flexible premium deferred variable and fixed annuity contract
                                    Issued by
                   Great-West Life & Annuity Insurance Company


Overview
This Prospectus describes the Schwab Select Annuity--a flexible premium deferred annuity contract which allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. This Contract is issued either on a group basis or as individual contracts by Great-West Life & Annuity Insurance Company ("we, us, Great-West or GWL&A"). Both will be referred to as the "Contract" throughout this Prospectus.


This Prospectus presents important information you should review before purchasing the Schwab Select Annuity. Please read it carefully and keep it for future reference. You can find more detailed information pertaining to the Contract in the Statement of Additional Information dated May 1, 2006 (as may be amended from time to time), and filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The table of contents for the Statement of Additional Information may be found on page xx of this Prospectus. You may obtain a copy without charge by contacting the Annuity Administration Department at the above address or phone number. Or, you can obtain it by visiting the SEC's Internet web site (http://www.sec.gov). This web site also contains material incorporated by reference and other information about us and other registrants that file electronically with the SEC.


How to Invest
The minimum initial Contribution is:
o  $5,000
o  $2,000 if an Individual Retirement Account ("IRA")
o  $1,000 if subsequent Contributions are made via Automatic Contribution Plan

The minimum subsequent Contribution is:
o  $500 per Contribution, or
o  $100 per Contribution if made via Automatic Contribution Plan


Allocating Your Money

When you contribute money to the Schwab Select Annuity, you can allocate it among the Sub-Accounts of the Variable Annuity-1 Series Account (the "Series Account") which invest in the following Portfolios:

o AIM V.I. International Growth Fund - Series I Shares*
o AIM V.I. Technology Fund - Series I Shares
o Alger American Growth Portfolio - Class O Shares
o Alger American MidCap Growth Portfolio - Class O Shares
o AllianceBernstein VPS Growth & Income Portfolio - Class A Shares*
o AllianceBernstein VPS Growth Portfolio - Class A Shares*
o AllianceBernstein VPS International Growth Portfolio (formerly Alliance Bernstein VPS Worldwide Privatization Portfolio) - Class A Shares
o AllianceBernstein VPS International Value Portfolio - Class A Shares*
o AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A Shares*
o AllianceBernstein VPS Utility Income Portfolio - Class A Shares
o American Century VP Balanced Fund - Original Class Shares
o American Century VP Value Fund - Original Class Shares
o Baron Capital Asset Fund: Insurance Shares
o Delaware VIP Growth Opportunities Series - Standard Class*
o Delaware VIP Small Cap Value Series - Standard Class
o Dreyfus GVIT Mid Cap Index Fund - Class IIo
o Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares

                   The date if this Prospectus is May 1, 2006

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

o Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares
o DWS Blue Chip VIP - Class A Shares*
o DWS Capital Growth VIP (formerly Scudder Variable Series I Capital Growth Portfolio) - Class A Shares o DWS Dreman High Return Equity VIP (formerly Scudder Variable Series II SVS Dreman High Return Equity Portfolio) - Class A Shares
o DWS Dreman Small Cap Value VIP - Class A Shares*
o DWS Growth and Income VIP (formerly Scudder Variable Series I Growth and Income Portfolio) - Class A Shares
o DWS Health Care VIP - Class A Shares*
o DWS Large Cap Value VIP (formerly Scudder Variable Series II Large Cap Value Portfolio) - Class A Shares
o DWS Small Cap Index Fund VIP (formerly Scudder VIT Small Cap Index Fund) - Class A Shares
o Federated Fund for U.S. Government Securities II
o Franklin Small Cap Value Securities Fund - Class II*
o Janus Aspen Series Balanced Portfolio - Institutional Shares
o Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
o Janus Aspen Series Growth and Income Portfolio - Institutional Shares
o Janus Aspen Series International Growth Portfolio - Institutional Shares
o Neuberger Berman AMT Regency Portfolio - Class A Shares*
o Oppenheimer Global Securities Fund/VA
o PIMCO VIT High Yield Portfolio - Administrative Class Shares
o PIMCO VIT Low Duration Portfolio - Administrative Class Shares
o PIMCO VIT Total Return Portfolio - Administrative Class Shares
o Pioneer Fund VCT Portfolio - Class I Shares
o Pioneer Growth Opportunities VCT Portfolio - Class I Shares
o Pioneer Mid Cap Value VCT Portfolio Class II Shares*
o Pioneer Small Cap Value VCT Portfolio - Class I Shares
o Prudential Series Fund Equity Portfolio Class II
o Schwab MarketTrack Growth Portfolio II(TM)
o Schwab Money Market Portfolio(TM)
o Schwab S&P 500 Index Portfolio
o Third Avenue Value Portfolio - Variable Insurance Trust Shares*
o Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares
o Van Kampen LIT Comstock - Class I Shares
o Van Kampen LIT Growth & Income - Class I Shares
o Wells Fargo Advantage Opportunity Fund - Class VT Shares*

*New Portfolio available as of May 1, 2006.

Effective May 1, 2006 these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

o AIM V.I. Core Equity Fund - Series I Shares
o American Century VP International Fund - Original Class Shares
o Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares
o Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares

Effective April 29, 2005, these Portfolios were closed to new Contributions and incoming Transfers (including Automatic Custom Transfers):

o A I M V.I. High Yield Fund - Series I Shares
o Dreyfus Variable Investment Fund Developing Leaders Portfolio-Initial Shares
o Federated American Leaders Fund II - Primary Shares
o Federated Capital Income Fund II
o Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
o Wells Fargo Advantage Multi Cap Value Fund - Class VT Shares



No person is authorized by Great-West to give information or to make any representation, other than those contained in this Prospectus, in connection with the Contracts contained in this Prospectus. This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. Please read this Prospectus and keep it for future reference.


                                   May 1, 2006

You can also allocate some or all of the money you contribute to the Guarantee Period Fund. The Guarantee Period Fund allows you to select one or more Guarantee Periods that offer specific interest rates for a specific period. Please note that the Guarantee Period Fund may not be available in all states.

However, your Guarantee Period Fund may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

Sales and Surrender Charges
There are no sales, redemption, surrender, or withdrawal charges under the Schwab Select Annuity.

Free Look Period
After you receive your Contract, you can look it over free of obligation for at least 10 days or longer if required by your state law (up to 35 days for replacement policies), during which you may cancel your Contract.

Payout Options
The Schwab Select Annuity offers a variety of annuity payout and periodic withdrawal options. Depending on the option you select, income can be guaranteed for your lifetime, your spouse's and/or Beneficiaries' lifetime or for a specified period of time.

The Contracts are not deposits of, or guaranteed or endorsed by, any bank, nor are the Contracts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. The Contracts involve certain investment risks, including possible loss of principal. See "Breaking a Guarantee Period" and "Market Value Adjustment" on page 19.


For account information, please contact:

     Annuity Administration Department
     P.O. Box 173920
     Denver, Colorado 80217-3920
     800-838-0650


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contracts other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

                  This Contract is not available in all states.

Table of Contents



Definitions................................................

Variable Annuity Fee Tables................................

Example....................................................

Condensed Financial Information............................


Summary....................................................
   How to contact Schwab Insurance Services................


Great-West Life & Annuity Insurance
Company....................................................

The Series Account.........................................

The Portfolios.............................................
   Meeting Investment Objectives...........................
   Where to Find More Information About the
   Portfolios..............................................
   Addition, Deletion or Substitution......................

The Guarantee Period Fund..................................
   Investments of the Guarantee Period Fund................
   Subsequent Guarantee Periods............................

Breaking a Guarantee Period................................
   Interest Rates..........................................
   Market Value Adjustment.................................

Application and Initial Contributions......................

Free Look Period...........................................

Subsequent Contributions...................................

Annuity Account Value......................................

Transfers..................................................
   Market Timing and Excessive Trading.....................
   Automatic Custom Transfers..............................

Withdrawals................................................
   Withdrawals to Pay Investment Manager or
   Financial Advisor Fees..................................
   Tax Consequences of Withdrawals.........................

Telephone and Internet Transactions........................


Death Benefit..............................................
   Proportional Withdrawals (Oregon only)..................
   Beneficiary.............................................
   Distribution of Death Benefit...........................
   Contingent Annuitant....................................



Charges and Deductions.....................................
   Mortality and Expense Risk Charge.......................
   Contract Maintenance Charge.............................
   Transfer Fees...........................................
   Expenses of the Portfolios..............................
   Premium Tax.............................................
   Other Taxes.............................................

Payout Options.............................................
   Periodic Withdrawals....................................
   Annuity Payouts.........................................

Seek Tax Advice............................................

Federal Tax Matters........................................
   Taxation of Annuities...................................

Individual Retirement Annuities............................

Assignments or Pledges.....................................

Distribution of the Contracts..............................

Voting Rights..............................................

Rights Reserved by Great-West..............................

Legal Proceedings..........................................

Legal Matters..............................................

Independent Registered Public Accounting Firm..............

Incorporation of Certain Documents by Reference
and Available Information..................................

Table of Contents of Statement of Additional Information...

Appendix A--Condensed Financial
Information..............................................A-1

Appendix B--Market Value Adjustments.....................B-1

Appendix C--Net Investment Factor........................C-1

------------------------------------------------------------------------------
Definitions

1035 Exchange--A provision of the Internal Revenue Code of 1986, as amended (the "Code") that allows for the tax-free exchange of certain types of insurance contracts.

Accumulation Period--The time period between the Effective Date and the Annuity Commencement Date. During this period, you're contributing to the annuity.

Accumulation Unit--The unit of measure that we use to calculate the value of your interest in a Sub-Account.

Annuitant--The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. If a Contingent Annuitant is named, the Annuitant will be considered the Primary Annuitant.

Annuity Account--An account established by us in your name that reflects all account activity under your Contract.

Annuity Account Value--The sum of all the investment options credited to your Annuity Account--less partial withdrawals, amounts applied to an annuity payout option, periodic withdrawals, charges deducted under the Contract, and Premium Tax, if any.

Annuity Commencement Date--The date annuity payouts begin.

Annuity Individual Retirement Account (or Annuity IRA)--An annuity contract used in a retirement savings program that is intended to satisfy the requirements of
Section 408 of the Code.

Annuity Payout Period--The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.

Annuity Unit--An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.

Automatic Contribution Plan--A feature which allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.

Beneficiary--The person(s) designated to receive any Death Benefit under the terms of the Contract.

Contingent Annuitant--The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant.

Contract Maintenance Charge--For contracts with an Annuity Account Value of less than $50,000 on the applicable contract anniversary date, an annual charge of $25 applies. Also, if your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will apply until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.

Contributions--The amount of money you invest or deposit into your annuity.

Death Benefit--The amount payable to the Beneficiary when the Owner or the Annuitant dies.

Distribution Period--The period starting with your Payout Commencement Date.

------------------------------------------------------------------------------
Schwab Select Annuity Structure

          Your Annuity Account
          _________I__________________________________
          I                                          I
      Variable Account                        Fixed Account
   Contains the money             Contains the money you contribute to
   you contribute to              fixed investment options
   variable investment            (the Guarantee Period Fund).
   options (the Sub-Accounts).
          I                                          I
      Sub-Accounts                          Guarantee Period Fund
   Shares of the Portfolios         You can choose a guarantee period of
   are held in Sub-Accounts.        three to ten years.
   There is one Sub-Account for
   each Portfolio.
          I
      Portfolios


Your total Annuity Account can be made up of a variable and a fixed account.
------------------------------------------------------------------------------

Effective Date--The date on which the first Contribution is credited to your Annuity Account.

Fixed Account Value--The value of the fixed investment option credited to you under the Annuity Account.

Guarantee Period--The number of years available in the Guarantee Period Fund during which Great-West will credit a stated rate of interest. Great-West may discontinue offering a period at any time for new Contributions. Amounts allocated to one or more guaranteed periods may be subject to a Market Value Adjustment.

Guarantee Period Fund--A fixed investment option which pays a stated rate of interest for a specified time period.

Guarantee Period Maturity Date--The last day of any Guarantee Period.

Guaranteed Interest Rate--The minimum annual interest rate in effect that applies to each Guarantee Period at the time the Contribution is made.

Market Value Adjustment (or MVA)--An amount added to or subtracted from certain transactions involving the Guarantee Period Fund to reflect the impact of changing interest rates

Non-Qualified Annuity Contract--An annuity contract funded with money outside a tax qualified retirement plan.

Owner (Joint Owner) or You--The person(s) named in the application who is entitled to exercise all rights and privileges under the Contract, while the Annuitant is living. Joint Owners must be husband and wife as of the date the Contract is issued. The Annuitant will be the Owner unless otherwise indicated in the application. If a Contract is purchased in connection with an IRA, the Owner and the Annuitant must be the same individual and a Joint Owner is not allowed.

Payout Commencement Date--The date on which annuity payouts or periodic withdrawals begin under a payout option. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not indicate a Payout Commencement Date on your application, annuity payouts will begin on the first day of the month of the Annuitant's 91st birthday.

Portfolio--A registered management investment company, or portfolio thereof, in which the assets of the Annuity Account may be invested.

Premium Tax--A tax charged by a state or other governmental authority. Varying by state, the current range of Premium Taxes is 0% to 3.5% and may be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin.

Primary Annuitant--See Annuitant, above; if a Contingent Annuitant is named in the application, the Primary Annuitant receives payments based on the applicable payout option during his/her lifetime and payments continue, after the death of the Primary Annuitant, for the life of the surviving Contingent Annuitant.

Proportional Withdrawals--(effective for Contracts issued after April 30, 2004 in Oregon only); a partial withdrawal made by you which reduces your Annuity Account Value measured as a percentage of each prior withdrawal against the current Annuity Account Value. A Proportional Withdrawal is determined by calculating the percentage the withdrawal represents of your Annuity Account Value at the time the withdrawal was made. For example, a partial withdrawal of 75% of the Annuity Account Value represents a Proportional Withdrawal of 75% of the total Contributions for purposes of calculating the Death Benefit.

Request--Any written, telephoned, or computerized instruction in a form satisfactory to Great-West and Charles Schwab & Co., Inc. ("Schwab") received at the Annuity Administration Department at Great-West (or other annuity service center subsequently named) from you, your designee (as specified in a form acceptable to Great-West and Schwab) or the Beneficiary (as applicable) as required by any provision of the Contract.

Series Account--Variable Annuity-1 Series Account; the segregated asset account established by Great-West under Colorado law and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

Sub-Account--A division of the Series Account containing the shares of a Portfolio. There is a Sub-Account for each Portfolio.

Surrender Value--The value of your Annuity Account with any applicable Market Value Adjustment on the effective date of the surrender, less Premium Tax, if any.

Transaction Date--The date on which any Contribution, Transfer, or other Request from you will be processed. Contributions and Requests received after 4:00 p.m. Eastern Time will be priced on the next business day. Requests will be processed and the Variable Account Value will be determined on each day that the New York Stock Exchange ("NYSE") is open for trading.

Transfer--Moving money from and between the Sub-Account(s) and the Guarantee Period Fund.

Variable Account Value--The value of the Sub-Accounts credited to you under the Annuity Account.

-------------------------------------------------------------------------------
VARIABLE ANNUITY FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.

                       Contract Owner Transaction Expenses

Sales Load Imposed on Purchases:                    None
(as a percentage of purchase payments)

Surrender Charge:                                   None
(as a percentage of purchase payments)

Maximum Transfer Charge:                            $10*

*Applicable to each Transfer after the first twelve Transfers in each calendar year.



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.


Annual Contract Maintenance Charge                  $25*

*The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 on the applicable Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until the next applicable Contract anniversary date that your Annuity Account Value is equal to or greater than $50,000.


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.


                         Series Account Annual Expenses
               (as a percentage of average Annuity Account Value)

Mortality and Expense Risk Charge:                  0.85%

Account Fees and Expenses:                          None

Total Series Account Annual Expenses:               0.85%



The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses               Minimum      Maximum

(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or

service (12b-1) fees, and other expenses)                0.30%       1.47%(1)



THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Series Account annual expenses, and Portfolio fees and expenses.

This example assumes that you invest $10,000 in the Contract for the time periods indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. In addition, this example assumes no Transfers were made and no Premium Taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs if you retain your Contract, annuitize your Contract or if you surrender your Contract at the end of the applicable time period, would be:


         1 year            3 years          5 years           10 years
         $242              $781             $1,403            $3,385


The example does not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted from Annuity Account Value upon full surrender, death, or annuitization. The example also does not include any of the taxes or penalties you may be required to pay if you surrender your Contract.


The Variable Annuity Fee Tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Charges and Deductions" on page xx of this prospectus. Owners who purchase the variable annuity described in this Prospectus may be eligible to apply the contract value to the total amount of their household assets maintained at Schwab. If the total amount of their household assets at Schwab meets certain predetermined breakpoints, they may be eligible for certain fee reductions or other related benefits offered by Schwab. All terms and conditions regarding the fees and account types eligible for such consideration are determined by Schwab. Charges and expenses of the variable annuity contract described in this Prospectus are NOT subject to reduction or waiver by Schwab. Please consult a Charles Schwab representative for more information.




(1) The expenses shown do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. The expenses of certain Portfolios are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Other Portfolios have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.28% and 1.47%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

--------------------------------------------------------------------------------
Condensed Financial Information

Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Annuity Account Value, such as the Contract Maintenance Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, an independent registered public accounting firm. To obtain a more complete picture of each Sub-Account's finances and performance, you should also review the Series Account's financial statements, which are in the Statement of Additional Information.


-------------------------------------------------------------------------------

Summary
The Schwab Select Annuity allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts) and a fixed investment option (the Guarantee Period Fund). The performance of your Annuity Account will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Variable Account Value could be less than the total amount of your Contributions.

Further, the Guarantee Period Fund may be subject to a Market Value Adjustment which may increase or decrease the amount Transferred or withdrawn from the value of a Guarantee Period if the Guarantee Period is broken prior to the Guarantee Period Maturity Date. A negative adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate and the value of the Contribution(s) allocated to a Guarantee Period being less than the Contribution(s) made.

The Schwab Select Annuity can be purchased on a non-qualified basis or purchased and used in connection with an IRA. You can also purchase it through a 1035 Exchange from another insurance contract.

Tax deferral under IRAs arises under the Code. Tax deferral under non-qualified contracts arises under the Contract.


-------------------------------------------------------------------------------

How to contact Schwab Insurance Services:

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Schwab Insurance Services

-------------------------------------------------------------------------------

P.O. Box 7666 San Francisco, CA 94120-9639
Attention:  Insurance & Annuities Department

-------------------------------------------------------------------------------

800-838-0650

-------------------------------------------------------------------------------


Your initial Contribution must be at least $5,000; $2,000 if an IRA, or $1,000 if you are setting up an Automatic Contribution Plan. Subsequent Contributions must be either $500, or $100 if made through an Automatic Contribution Plan.

The money you contribute to the Contract will be invested at your direction, except that in some states during your "free look period" your payment will be allocated to the Schwab Money Market Sub-Account. The duration of your free look period depends on your state law and is generally 10 days after you receive your Contract. Free look allocations are described in more detail on page xx of this Prospectus.

Prior to the Payout Commencement Date, you can withdraw all or a part of your Annuity Account Value. There are no surrender or withdrawal charges. Certain withdrawals may be subject to federal income tax as well as a federal penalty tax.

When you're ready to start taking money out of your Contract, you can select from a variety of payout options, including variable and fixed annuity payouts as well as periodic withdrawals.

If the Annuitant dies before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary you select. If the Owner dies before the entire value of the Contract is distributed, the remaining value will be distributed according to the rules outlined in the "Death Benefit" section on page xx.

For accounts under $50,000 as of each Contract anniversary date, we deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each such Contract anniversary date. There is no annual Contract Maintenance Charge for accounts of $50,000 or more. We also deduct a mortality and expense risk charge from your Sub-Accounts at the end of each daily valuation period equal to an effective annual rate of 0.85% of the value of the net assets in your Sub-Accounts. Each Portfolio assesses a charge for management fees and other expenses. These fees and expenses are detailed in this Prospectus.

You may cancel your Contract during the free look period by sending it to the Annuity Administration Department at Great-West. If you are replacing an existing insurance contract with the Contract, the free look period may be extended based on your state of residence. Free look allocations are described in more detail on page xx of this Prospectus.

This summary highlights some of the more significant aspects of the Schwab Select Annuity. You'll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.


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Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company that was originally organized under the laws of the state of Kansas as the National Interment Association. Our name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to our current name in 1982. In September of 1990, we redomesticated under the laws of the state of Colorado.


Great-West is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.


We are authorized to do business in 49 states, the District of Columbia, Puerto Rico, U.S. Virgin Islands, and Guam.

Great-West Life & Annuity Insurance Company
8515 East Orchard Road
Greenwood Village, Colorado 80111

The Series Account
We established the Variable Annuity-1 Series Account in accordance with Colorado laws on July 24, 1995.

The Series Account is registered with the SEC under the 1940 Act, as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.

We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income gains or losses.

We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts participating in the Series Account. Those assets may not be charged with our liabilities from our other business. Our obligations under those Contracts are, however, our general corporate obligations.


The Series Account is divided into 60 Sub-Accounts, 50 of which are currently available under the Contract. Each Sub-Account invests exclusively in shares of a corresponding investment Portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new, or delete existing, Sub-Accounts. The income, gains, or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains, or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.


We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

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The Portfolios
The Contract offers a number of Portfolios, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios (the "Portfolio Prospectuses"). The Portfolio Prospectuses should be read in connection with this Prospectus. You may obtain a copy of the Portfolio Prospectuses without charge by request.

Each Portfolio:
o holds its assets separate from the assets of the other Portfolios,
o has its own distinct investment objective and policy, and
o operates as a separate investment fund.

The income, gains, and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Portfolios have been established by investment advisers which manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ. The investment objectives of the Portfolios are briefly described below:

AIM Variable Insurance Fund Trust-- advised by A I M Advisors, Inc., Houston, Texas.


AIM V.I. Core Equity Fund - Series I Shares seeks growth of capital. The Fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the Fund's investments may include synthetic instruments. The Fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. High Yield - Series I shares Fund seeks to achieve a high level of current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds. In complying with this 80% investment requirement, the Fund's investments may include investments in synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include futures and options. The Fund considers a bond to be a junk bond if it is rated Ba or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Ratings. The Fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings or deemed by the portfolio managers to be of comparable quality. The Fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

AIM V.I. International Growth Fund - Series I shares seeks to provide long-term growth of capital. The Fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market. The Fund will normally invest in companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. The Fund may invest up to 20% of its total assets in securities of issuers located in developing countries, i.e., those that are in the initial stages of their industrial cycles. The Fund may invest up to 20% of its total assets in securities exchangeable for or convertible into equity securities of foreign companies. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Technology Fund - Series I shares seeks capital growth and normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund's assets are not required to be invested in the sector. As a sector fund, the portfolio is concentrated in a comparatively narrow segment of the economy. This means the Fund's investment concentration in a sector is higher than most mutual funds and the broad securities markets. Consequently, the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments and consequently the value of an investment in the Fund tend to go up and down more rapidly.


The Alger American Fund -- advised by Fred Alger Management, Inc. of New York, New York.

Alger American Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources, and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

Alger American MidCap Growth Portfolio - Class O Shares seeks long-term capital appreciation. It focuses on midsized companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.


Alliance Variable Products Series Fund, Inc. -- advised by AllianceBernstein, L.P., New York, New York.

AllianceBernstein VP Growth & Income Portfolio-Class A Shares seeks long-term growth of capital. The Portfolio may also invest in fixed-income and convertible securities and in securities of foreign issuers.

AllianceBernstein VP Growth Portfolio-Class A Shares seeks to provide long-term growth of capital. Current income is incidental to the Portfolio's objective. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Portfolio emphasizes investments in large- and mid-cap companies. The Portfolio may also invest up to 25% of its total assets in lower-rated fixed-income securities and convertible bonds, and generally up to 20% of its total assets in foreign securities.

AllianceBernstein VP International Value Portfolio-Class A Shares seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of stocks of non-U.S. companies. The Portfolio's investment strategy emphasizes investment in companies that are determined to be undervalued, using a fundamental value approach. The Portfolio invests typically in stocks of 50 to 75 established companies selected from more than 40 developed and emerging market countries. Countries are usually weighted in proportion to the size of their stock markets, although the Portfolio may over- or under-weight a country depending on the relative attractiveness of investments in that country.

AllianceBernstein VP Small/Mid Cap Value Portfolio-Class A Shares seeks long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies. Under normal market conditions, the Portfolio will invest at least 80% of the value of its net assets in the equity securities of small to mid-capitalization companies. The Portfolio's investment strategy emphasizes investment in companies that are determined by the Portfolio's adviser to be undervalued, using a fundamental value approach.

AllianceBernstein VPS Utility Income Portfolio - Class A Shares seeks income and long-term growth of capital. Under normal circumstances, the Portfolio invests at least 80% of its net assets in securities of companies in the utilities industry. The Portfolio invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Portfolio may invest in both U.S. and foreign utility companies, although the Portfolio will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Portfolio may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.

AllianceBernstein VPS International Growth (formerly AllianceBernstein VPS Worldwide Privatization Portfolio) Portfolio - Class A Shares seeks long-term growth of capital. As a fundamental policy, the Portfolio invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below). However, under normal circumstances, the Portfolio will invest at least 80%, and normally substantially all, of its net assets in securities of enterprises that are undergoing or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries of privatizations. For purposes of this policy, net assets include any borrowings for investment purposes. The Portfolio is designed for investors desiring to take advantage of investment opportunities historically inaccessible to U.S. individual investors and that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.


American Century Variable Portfolios, Inc. -- advised by American Century(R) Investment Management, Inc. of Kansas City, Missouri, advisers to the American Century family of mutual funds.

American Century VP Balanced Fund - Original Class Shares seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP International Fund - Original Class Shares seeks long-term capital growth by investing primarily in equity securities of foreign companies. The Fund invests primarily in securities of issuers in developed countries. International investing involves special risks including currency fluctuation and political instability.


Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

American Century VP Value Fund - Original Class Shares seeks long-term capital growth. Income is a secondary objective. The Fund managers look for companies whose stock price is less than they believe the company is worth. The managers attempt to purchase stock of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.

Baron Capital Funds Trust -- advised by BAMCO, Inc. of New York, New York.

Baron Capital Asset Fund: Insurance Shares seeks capital appreciation through investments in small and medium sized companies with undervalued assets or favorable growth prospects. The Fund invests primarily in small sized companies with market capitalizations of under $2.5 billion and medium sized companies with market values of $2.5 billion to $8 billion.

Delaware VIP Trust -- The Series is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect wholly owned subsidiary of Delaware Management Holdings, Inc.


Delaware VIP Growth Opportunities Series - Standard Class seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. The Series' investment advisors consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series' investment. The Series may also invest in securities that are convertible into common stocks. In selecting stocks for the Series, the investment advisors typically look for companies that have established themselves within their industry, but still have growth potential.


Delaware VIP Small Cap Value Series - Standard Class seeks capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small-capitalization companies. For the purposes of this Series, small-capitalization companies are companies with a market capitalization generally less than 3.5 times the dollar-weighted, median market capitalization of the Russell 2000 Index at the time of purchase. Among other factors, the financial strength of a company, its management, the prospects for its industry, and any anticipated changes within the company, which might suggest a more favorable outlook going forward, are investment considerations for the Series.

Dreyfus Investment Portfolios - advised by The Dreyfus Corporation of New York, New York.

Dreyfus Investment Portfolios MidCap Stock Portfolio - Initial Shares seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index. To pursue this goal, the Portfolio normally invests at least 80% of its assets in stocks of mid-size companies. The Portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis, and risk management.

Dreyfus Variable Investment Fund--advised by The Dreyfus Corporation of New York, New York. The Dreyfus Variable Investment Fund Appreciation Portfolio is sub-advised by Fayez Sarofim & Co.


Dreyfus Variable Investment Fund Appreciation Portfolio - Initial Shares seeks long-term capital growth consistent with the preservation of capital; current income is its secondary goal. To pursue these goals, the Portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on "blue-chip" companies with total market values of more than $5 billion at the time of purchase including multinational companies. Fayez Sarofim & Co. is the sub-adviser to this Portfolio and, as such, provides day-to-day management.

Dreyfus Variable Investment Fund Developing Leaders Portfolio - Initial Shares seeks capital growth. To pursue this goal, the Portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: those characterized by new or innovative products, services, or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Portfolio primarily invests small companies with total market capitalizations of less than $2 billion at the time of purchase.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).


Dreyfus Variable Investment Fund Growth and Income Portfolio - Initial Shares seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue this goal, the Portfolio seeks to invest in stocks of domestic and foreign issuers.


Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

DWS Scudder Investments--advised by Deutsche Investment Management (Americas), Inc. of New York, New York.

DWS Blue Chip VIP - Class A Shares seeks growth of capital and of income. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the Portfolio managers consider to be "blue chip" companies. Blue chip companies are large, well-known companies that typically have an established earnings and dividends history, easy access to credit, solid positions in their industry and strong management.

DWS Capital Growth VIP (formerly Scudder Variable Series I Capital Growth) - Class A Shares seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests at least 65% of its total assets in common stock of U.S. companies. Although the Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies comprising the S&P 500 Index. In choosing stocks, the Portfolio manager looks for individual companies that have competitive positions, prospects for consistent growth, exceptional management, and strong balance sheets.

DWS Dreman High Return Equity VIP (formerly Scudder Variable Series II SVS Dreman High Return Equity) - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The Portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index and that the portfolio managers believe are undervalued. The Portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the Portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector). Sub-advised by Dreman Value Management LLC.

DWS Dreman Small Cap Value VIP - Class A Shares seeks long-term capital appreciation. The Portfolio normally invests at least 80% of assets in common stocks of small U.S. companies, which the Portfolio defines as companies that are similar in market value to those in the Russell 2000 index. It invests primarily in common stocks of companies that the advisor judges to have low price to earnings ratios, reasonable returns on equity, and sound finances. The Portfolio may invest up to 20% of assets in foreign securities. Sub-advised by Dreman Value Management LLC.

DWS Growth and Income VIP (formerly Scudder Variable Series 1 Growth and Income)- Class A Shares seeks long-term growth of capital, current income and growth of income. The Portfolio invests at least 65% of its total assets in equities, mainly common stocks. Although the Portfolio can invest in companies of any size and from any country, it invests primarily in large U.S. companies.

DWS Health Care VIP - Class A Shares seeks long-term growth of capital by investing, under normal circumstances, at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the Portfolio's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The Portfolio will invest primarily in securities of US companies, but may invest in foreign companies as well.

DWS Large Cap Value VIP (formerly Scudder Variable Series II Large Cap Value) - Class A Shares seeks to achieve a high rate of total return. Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000 Value Index and that the portfolio managers believe are undervalued. These are typically companies that have been sound historically but are temporarily out of favor. The Portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the Portfolio can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize the financial services sector or other sectors. In fact, it may invest more than 25% of total assets in a single sector.

DWS Small Cap Index VIP (formerly Scudder VIT Small Cap Index) - Class A Shares seeks to replicate, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index. The Russell 2000 Index emphasizes stocks of small U.S. companies and is a widely accepted benchmark of small-company stock performance. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Russell 2000 Index. Sub-advised by Northern Trust Investments, N.A.

Federated Insurance Series -- advised by Federated Investment Management Company of Pittsburgh, Pennsylvania.


Federated American Leaders Fund II - Primary Shares seeks to achieve long-term growth of capital as a primary objective and seeks to provide income as a secondary objective by investing primarily (under normal circumstances) in common stocks of "blue chip" companies.

Effective April 29, 2005, the Fund was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).


Federated Fund for U.S. Government Securities II seeks to provide current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

Federated Capital Income Fund II seeks to provide high current income and moderate capital appreciation by investing primarily in both equity and fixed income securities that have high relative income potential.


Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Franklin Templeton Variable Insurance Products Trust--advised by Franklin Advisory Services, LLC, Fort Lee, New Jersey.

Franklin Small Cap Value Securities Fund - Class I Shares seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies and normally invests predominantly in equity securities. For this Fund small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.


Gartmore Variable Insurance Trust -- advised by Gartmore Mutual Fund Capital Trust of Delaware, and sub-advised by The Dreyfus Corporation of New York, New York.

Dreyfus GVIT Mid Cap Index Fund - Class II seeks capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400(R) Index and in derivative instruments linked to the index.

Janus Aspen Series -- advised by Janus Capital Management LLC of Denver,
Colorado.

Janus Aspen Series Balanced Portfolio - Institutional Shares seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities.


Janus Aspen Series Flexible Bond Portfolio - Institutional Shares seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion..


Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.


Effective May 1, 2006, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Janus Aspen Series Growth and Income Portfolio - Institutional Shares seeks long-term capital growth and current income. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the Portfolio manager believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Portfolio is not designed for investors who need consistent income.

Janus Aspen Series International Growth Portfolio - Institutional Shares seeks to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the U.S. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of any size throughout the world. The Portfolio normally invests in issuers from several different countries, including the U.S. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Neuberger  Berman  Advisers   Management   Trust--advised  by  Neuberger  Berman
Management, Inc. of New York, New York.

Neuberger Berman AMT Regency Portfolio - Class S Shares seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among different companies and industries.


Oppenheimer Variable Account Funds - advised by OppenheimerFunds, Inc. of New York, New York.

Oppenheimer Global Securities Fund/VA seeks long term capital appreciation by investing a substantial portion of assets in securities of foreign issues "growth-type" companies, cyclical industries, and special situations that are considered to have appreciation possibilities.

PIMCO Variable Insurance Trust -- advised by Pacific Investment Management Company LLC of Newport Beach, California.


PIMCO VIT High Yield Portfolio - Adminstrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade but rated at least Caa by Moody's or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments. The average portfolio duration of this Portfolio normally varies within a two-to-six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Low Duration Portfolio - Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a one- to three-year time frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high-yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts, or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

PIMCO VIT Total Return Portfolio - Administrative Class Shares seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of this Portfolio normally varies within a three-to six-year frame based on PIMCO's forecast for interest rates. The Portfolio invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality. The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The portfolio may invest all of its assts in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may not invest in equity securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

Pioneer Investments, Inc. -- advised by Pioneer Investment Management, Inc. of Boston, Massachusetts.


Pioneer Fund VCT Portfolio - Class I Shares seeks reasonable income and long-term total return by investing primarily in the common stocks of U.S. companies. The Portfolio diversifies across all sectors of the S&P 500(R) Index using an actively managed, bottom-up approach that seeks under-valued, high quality stocks of well established companies in well established businesses.

Pioneer Growth Opportunities VCT Portfolio - Class I Share seeks growth of capital. To achieve its objective, under normal circumstances the Portfolio invests most of its assets in common stocks of companies the advisor considers to be reasonably priced or undervalued, with above average growth potential.

Pioneer Mid Cap Value VCT Portfolio - Class II Shares seeks long-term total return by investing primarily in a diversified portfolio of equity securities of mid-sized companies that offer the growth potential of small companies, yet the relative stability of larger ones. It is managed with a value orientation through fundamental research to find quality stocks that Pioneer believes are under-valued, but possess a catalyst for appreciation.

Pioneer Small Cap Value VCT Portfolio - Class I Shares seeks long-term growth of capital through investing primarily in small- capitalization value U.S. companies. To achieve its objective, under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of small companies. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month.

Prudential Series Fund, Inc. -- managed by Prudential Investments LLC of Newark, New Jersey and sub-advised by Jennison Associates, LLC of New York, NY and Salomon Brothers Asset Management of New York, NY.

Prudential Series Fund Equity Portfolio Class II seeks long-term growth of capital by investing in the common stock of major established companies (companies with over $5 billion in market capitalizations) as well as smaller companies.


Schwab Annuity Portfolios -- advised by Charles Schwab Investment Management, Inc. of San Francisco, California.

Schwab MarketTrack Growth Portfolio II(TM) seeks to provide high capital growth with less volatility than an all stock portfolio by investing in a mix of stocks, bonds, and cash equivalents either directly or through investment in other mutual funds.

Schwab Money Market Portfolio(TM) seeks the highest current income consistent with liquidity and stability of capital. This Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that it will be able to maintain a stable net asset value of $1.00 per share.

Schwab S&P 500 Index Portfolio seeks to track the price and dividend performance (total return) of stocks of U.S. companies, as represented in the Standard & Poor's Composite Index of 500 stocks.


Third Avenue Variable Series Trust--advised by Third Avenue Management LLC of New York, New York.

Third Avenue Value -Variable Insurance Trust Shares seeks long-term capital appreciation mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks, and debt instruments (including high-yield securities) that the adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security; and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Portfolio invests in companies regardless of market capitalization, although it frequently finds value in companies with a smaller capitalization. It also invests in both domestic and foreign securities. The mix of the Portfolio's investments at any time will depend on the industries and types of securities the adviser believes hold the most value within the Portfolio's investment strategy.


The Universal Institutional Funds, Inc. -- advised by Morgan Stanley Investment Management Inc. ("MSIM") of New York, New York. MSIM does business in certain instances as "Van Kampen."

Universal Institutional Funds U.S. Real Estate Portfolio - Class I Shares seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies engaged in the U.S. real estate industry, including real estate investment trusts.

Van Kampen Life Investment Trust -- advised by Van Kampen Asset Management, a wholly-owned subsidiary of Van Kampen Investments, Inc.

Van Kampen LIT Comstock - Class I Shares seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies. The Portfolio's investment adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations.


Van Kampen LIT Growth & Income - Class I Shares seeks long-term growth of capital and income. The Portfolio, under normal market conditions, achieves the investment objective by investing primarily in income- producing equity securities, including common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated within the four highest grades assigned by Standard & Poor's ("S&P") or by Moody's Investors Service, Inc. ("Moody's"). In selecting securities for investment, the Portfolio focuses primarily on the security's potential for growth and income. The Portfolio's investment adviser may focus on larger capitalization companies that it believes possess characteristics for improved valuation. The Portfolio's investment adviser looks for catalysts for change that may positively impact a company, such as new management, industry development or regulatory change. The aim is to uncover these catalysts for change, and then benefit from potential stock price appreciation of the change taking place at the company. The Portfolio may invest up to 15% of its assets in equity real estate investment trusts ("REITs").

Wells Fargo Advantage Funds -- advised by Wells Fargo Funds Management, LLC, a subsidiary of Wells Fargo & Company, located in San Francisco, California.

Wells Fargo Advantage Multi Cap Value Fund - Class VT Shares seeks long-term capital appreciation. The Fund invests in equity securities that it believe are undervalued relative to the market based on discounted earnings, cash flow, or asset value. The Fund may invest in equity securities of companies of any market capitalization, and at times may emphasize one or more particular sectors. The Fund specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, industry consolidation or positive timing in the business cycle. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly the Fund's ability to predict movements of the price of the hedged stock...

Effective April 29, 2005, the Portfolio was closed to new Contributions and incoming Transfers (including Automatic Custom Transfers).

Wells Fargo Advantage Opportunity Fund - Class VT Shares seeks long-term capital appreciation. The Fund invests principally in equity securities of medium-capitalization companies that it believes are under-priced yet, have attractive growth prospects. The Fund may invest up to 25% of its assets in foreign securities.


Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios

Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current Portfolio Prospectuses, which can be obtained without charge from the Schwab Insurance Center. You may also visit www.schwab.com or www.schwaballiance.com (for clients of investment managers who are Schwab Alliance customers). Prospectuses for Portfolios that are closed to new Contributions and incoming Transfers are available upon request to the Annuity Administration Department and may be found online at: www.fascorp.com/schwab/pages/schwab_fund_prospectuses_select.htm.


The Portfolio Prospectuses should be read carefully before any decision is made concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.

Addition, Deletion or Substitution
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments.

Great-West and GWFS Equities, Inc. ("GWFS") reserve the right to discontinue the offering of any Portfolio. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio's shares. Any share substitution will comply with the requirements of the 1940 Act.

If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio's elimination.

Based on marketing, tax, investment and other conditions, we may establish new Sub-Accounts and make them available to Owners at our discretion. Each additional Sub-Account will purchase shares in a Portfolio or in another mutual fund or investment vehicle.

If, in our sole discretion, marketing, tax, investment or other conditions warrant, we may also eliminate one or more Sub-Accounts. If a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the eliminated Sub-Account.

-------------------------------------------------------------------------------
The Guarantee Period Fund
The Guarantee Period Fund is not part of the Series Account. Amounts allocated to the Guarantee Period Fund will be deposited to, and accounted for, in a non-unitized market value separate account. As a result, you do not participate in the performance of the assets through unit values.

Consequently, these assets accrue solely to the benefit of Great-West and any gain or loss in the non-unitized market value separate account is borne entirely by Great-West. You will receive the Contract guarantees made by Great-West for amounts you contribute to the Guarantee Period Fund.

When you contribute or Transfer amounts to the Guarantee Period Fund, you select a new Guarantee Period from those available. All Guarantee Periods will have a term of at least three years for Contracts issued after June 1, 2003. Contributions allocated to the Guarantee Period Fund will be credited on the Transaction Date we receive them.

Each Guarantee Period will have its own stated rate of interest and maturity date determined by the date the Guarantee Period is established and the term you choose.

Currently, Guarantee Periods with annual terms of three to ten years are offered only in those states where the Guarantee Period Fund is available. The Guarantee Periods may change in the future, but this will not have an impact on any Guarantee Period already in effect.


The value of amounts in each Guarantee Period equals Contributions plus interest earned, less any Premium Tax, amounts distributed, withdrawn (in whole or in part), amounts Transferred or applied to an annuity option, periodic withdrawals and charges deducted under the Contract. If a Guarantee Period is broken, a Market Value Adjustment may be assessed (please see "Breaking a Guarantee Period" on page xx). Any amount withdrawn or transferred prior to the Guarantee Period Maturity Date will be paid in accordance with the Market Value Adjustment formula. You can read more about Market Value Adjustments on page xx.


Investments of the Guarantee Period Fund
We use various techniques to invest in assets that have similar characteristics to our general account assets--especially cash flow patterns. We will primarily invest in investment-grade fixed income securities including:
o Securities issued by the U.S. Government or its agencies or instrumentalities, which may or may not be guaranteed by the U.S. Government.
o Debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investment Services, Inc. (Aaa, Aa, A or Baa), Standard & Poor's Corporation (AAA, AA, A or BBB) or any other nationally recognized rating service.
o Other debt instruments, including, but not limited to, issues of banks or bank holding companies and of corporations, which obligations--although not rated by Moody's, Standard & Poor's, or other nationally recognized rating firms--are deemed by us to have an investment quality comparable to securities which may be purchased as stated above.
o Commercial paper, cash, or cash equivalents and other short-term investments having a maturity of less than one year which are considered by us to have investment quality comparable to securities which may be purchased as stated above.

In addition, we may invest in futures and options solely for non-speculative hedging purposes. We may sell a futures contract or purchase a put option on futures or securities to protect the value of securities held in or to be sold for the general account or the non-unitized market value separate account if the securities prices are anticipated to decline. Similarly, if securities prices are expected to rise, we may purchase a futures contract or a call option against anticipated positive cash flow or may purchase options on securities.

The above information generally describes the investment strategy for the Guarantee Period Fund. However, we are not obligated to invest the assets in the Guarantee Period Fund according to any particular strategy, except as may be required by Colorado and other state insurance laws. The stated rate of interest that we establish will not necessarily relate to the performance of the non-unitized market value separate account.

Subsequent Guarantee Periods
Before annuity payouts begin, you may reinvest the value of amounts in a maturing Guarantee Period in a new Guarantee Period of any length we offer at that time. On the quarterly statement you receive prior to the end of any Guarantee Period, we will notify you of the upcoming maturity of a Guarantee Period. The Guarantee Period available for new Contributions may be changed at any time, including between the date we notify you of a maturing Guarantee Period and the date a new Guarantee Period begins.

If you do not tell us where you would like the amounts in a maturing Guarantee Period allocated by the maturity date, we will automatically allocate the amount to a Guarantee Period of the same length as the maturing period. If the term previously chosen is no longer available, the amount will be allocated to the next shortest available Guarantee Period term. If none of the above are available, the value of matured Guarantee Periods will be allocated to the Schwab Money Market Sub-Account.

No Guarantee Period may mature later than six months after your Payout Commencement Date. For example, if a 3-year Guarantee Period matures and the Payout Commencement Date begins 1 3/4 years following its Guarantee Period Maturity Date, the matured value will be transferred to a 2-year Guarantee Period.

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Breaking a Guarantee Period
If you begin annuity payouts, Transfer or withdraw prior to the Guarantee Period Maturity Date, you are breaking a Guarantee Period. When we receive a request to break a Guarantee Period and you have another Guarantee Period that is closer to its maturity date, we will break that Guarantee Period first.

If you break a Guarantee Period, you may be assessed an interest rate adjustment called a Market Value Adjustment.

Interest Rates
The declared annual rates of interest are guaranteed throughout the Guarantee Period. For Guarantee Periods not yet in effect, Great-West may declare interest rates different from those currently in effect. When a subsequent Guarantee Period begins, the rate applied will be equal to or more than the rate currently in effect for new Contracts with the same Guarantee Period.

The stated rate of interest must be at least equal to the Guaranteed Interest Rate, but Great-West may declare higher rates. The Guaranteed Interest Rate is based on the applicable state standard non-forfeiture law.

We guarantee an effective yearly interest rate that complies with the non-forfeiture law that is in effect on the issue date for the state in which this Contract was delivered. As explained above, a negative Market Value Adjustment may result in an effective interest rate lower than the Guaranteed Interest Rate applicable to this Contract and the value of the Contribution(s) allocated to the Guarantee Period being less than the Contribution(s) made.

The determination of the stated interest rate is influenced by, but does not necessarily correspond to, interest rates available on fixed income investments which Great-West may acquire using funds deposited into the Guarantee Period Fund. In addition, Great-West considers regulatory and tax requirements, sales and administrative expenses, general economic trends and competitive factors in determining the stated interest rate.

Market Value Adjustment
Amounts you allocate to the Guarantee Period Fund may be subject to an interest rate adjustment called a Market Value Adjustment if, six months or more before a Guarantee Period Fund's Maturity Date, you:

o surrender your investment in the Guarantee Period Fund;
o transfer money from the Guarantee Period Fund;
o partially withdraw money from the Guarantee Period Fund;
o take a periodic withdrawal;
o apply amounts from the Guarantee Period Fund to purchase an annuity to receive payouts from your account; or
o take a distribution from the Guarantee Period Fund upon the death of the Owner or the Annuitant.

The Market Value Adjustment will not apply to any Guarantee Period having fewer than six months prior to the Guarantee Period Maturity Date in each of the following situations:

o transfer to a Sub-Account offered under this Contract;
o surrenders, partial withdrawals, annuitization or periodic withdrawals; or
o a single sum payout upon death of the Owner or Annuitant.

A Market Value Adjustment may increase or decrease the amount payable on the above-described distributions. The formula for calculating Market Value Adjustments is detailed in Appendix B. Appendix B also includes examples of how Market Value Adjustments work.

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Application and Initial Contributions
The first step to purchasing the Schwab Select Annuity is to complete your Contract application and submit it with your initial minimum Contribution of $5,000; $2,000 if an IRA, or $1,000 if you are setting up an Automatic Contribution Plan. Initial Contributions can be made by check (payable to GWL&A) or transferred from a Schwab brokerage account.

If your application is complete, your Contract will be issued and your Contribution will be credited within two business days after receipt at the Annuity Administration Department at Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.

If your application is incomplete, the Annuity Administration Department will complete the application from information Schwab has on file or contact you by telephone to obtain the required information. If the information necessary to complete your application is not received within five business days at the Annuity Administration Department, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.

-------------------------------------------------------------------------------
Free Look Period
During the free look period (ten days or longer where required by law), you may cancel your Contract. If you exercise the free look privilege, you must return the Contract to the Annuity Administration Department at Great-West.

Generally, Contributions will be allocated to the Sub-Accounts you selected on the application, effective upon the Transaction Date. During the free look period, you may change your Sub-Account allocations as well as your allocation percentages.

Contracts returned during the free look period will be void from the date we issued the Contract. In the majority of states, we will refund your current Annuity Account Value. This amount may be higher or lower than your Contributions, which means you bear the investment risk during the free look period.

Certain states require that we return the greater of your Annuity Account Value (less any surrenders, withdrawals, and distributions already received) or the amount of Contributions received. During the free look period, all Contributions will be processed as follows:
o Amounts you specify to be allocated to one or more of the available
  Guarantee Periods will be allocated as directed, effective upon the Transaction Date.
o Amounts you specify to be allocated to one or more of the Sub-Accounts will first be allocated to the Schwab Money Market Sub-Account until the end of the free look period. After the free look period is over, the Variable
  Account Value held in the Schwab Money Market Sub-Account will be allocated to the Sub-Accounts you selected on the application.

-------------------------------------------------------------------------------
Subsequent Contributions
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions at any time prior to the Payout Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500, or $100 if made via an Automatic Contribution Plan. Total Contributions may exceed $1,000,000 only with our prior approval. Additional Contributions will be credited on the date received by the Annuity Administration Department at GWL&A if received before 4:00 p.m. Eastern Time and the NYSE is open for business. Additional Contributions received after 4:00 p.m. Eastern Time will be credited on the next business day the NYSE is open for business.

Subsequent Contributions can be made by check or via an Automatic Contribution Plan directly from your bank or savings account. You can designate the date you'd like your subsequent Contributions deducted from your account each month. If you make subsequent Contributions by check, your check should be payable to GWL&A.

You'll receive a confirmation of each Contribution you make upon its acceptance.

Great-West reserves the right to modify the limitations set forth in this section.

-------------------------------------------------------------------------------
Annuity Account Value
Prior to the Annuity Commencement Date, your Annuity Account Value is the sum of the Variable and Fixed Account Values established under your Contract.

Before your Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00. Each Sub-Account's value prior to the Annuity Commencement Date is equal to:
o net Contributions allocated to the corresponding Sub-Account,
o plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results,
o minus the daily mortality and expense risk charge,
o minus any applicable reductions for the Contract Maintenance Charge deducted on the Contract anniversary date,
o minus any applicable Transfer fees, and
o minus any withdrawals or Transfers from the Sub-Account.

The value of a Sub-Account's assets is determined at the end of each day that the NYSE is open for regular business (a "valuation date"). A valuation period is the period between successive valuation dates. It begins at the close of the NYSE (generally 4:00 p.m. Eastern Time) on each valuation date and ends at the close of the NYSE on the next succeeding valuation date.

The Variable Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Variable Account Values to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.

Each Sub-Account's Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account's Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix C.

Unlike a brokerage account, amounts held under a Contract are not covered by the Securities Investor Protection Corporation ("SIPC").

-------------------------------------------------------------------------------
Transfers

Prior to the Annuity Commencement Date you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts and the available Guarantee Periods by Request to the Annuity Administration Department at Great-West. Incoming Transfers to closed Sub-Accounts are not permitted.


Your Request must specify:
o the amounts being Transferred;
o the Sub-Account(s) and/or Guarantee Period(s) from which the Transfer is to be made; and
o the Sub-Account(s) and/or Guarantee Period(s) that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts and the Guarantee Period Fund during any calendar year, subject to certain restrictions discussed in this section. We reserve the right to limit the number of Transfers you make.

There is no charge for the first twelve Transfers each calendar year, but there will be a charge of $10 for each additional Transfer made. The charge will be deducted from the amount Transferred. All Transfers made on a single Transaction Date will count as only one Transfer toward the twelve free Transfers. However, if a one-time rebalancing Transfer also occurs on the Transaction Date, it will be counted as a separate and additional Transfer.

A Transfer generally will be effective on the date the Request for Transfer is received by the Annuity Administration Department at Great-West if received before 4:00 p.m. Eastern Time. Requests received after 4:00 p.m. Eastern Time will be effective on the next business day we and the NYSE are open for business. Under current tax law, there will not be any tax liability to you if you make a Transfer.

Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the Variable Account Value as of the end of the valuation date on which the Transfer is effective.

Transfers among the Sub-Accounts may also be subject to certain terms and conditions imposed by the Portfolios that could result in a Transfer request being rejected or the pricing for that Transfer delayed. Please review the respective Portfolio prospectus for details on any Portfolio level restrictions.


When you make a Transfer from amounts in a Guarantee Period before the Guarantee Period Maturity Date, the amount Transferred may be subject to a Market Value Adjustment as discussed on page xx. If you request in advance to Transfer amounts from a maturing Guarantee Period upon maturity, your Transfer will not count toward the 12 free Transfers and no Transfer fees will be charged.

Market Timing and Excessive Trading

The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio's portfolio securities and the reflection of that change in the Portfolio's share price. In addition, frequent or unusually large transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of Portfolio securities or cause the Portfolio to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to discourage market timing and excessive trading by Owners. As part of those procedures, we will rely on the Portfolios to monitor for such activity. If such activity is identified by a Portfolio, we will request a determination from the Portfolio as to whether such activity constitutes improper trading. If the Portfolio determines that the activity constitutes improper trading, Charles Schwab & Co. or the Company will contact the Owner via telephone and/or in writing to request that the Owner stop market timing and/or excessive trading immediately. We will then provide a subsequent report of the Owner's trading activity to the Portfolio. If the Portfolio determines that the Owner has not ceased improper trading, we will contact the Owner by telephone and/or in writing to inform the Owner that all Transfer Requests must be submitted to Great-West via a paper form that is mailed through U.S. mail ("U.S. Mail Restriction"); the Owner will not be permitted to make Transfer Requests via overnight mail, fax, the web, voice response unit, or the call center. Once the U.S. Mail Restriction has been in place for one hundred eighty (180) days, the restricted Owner may request that we lift the U.S. Mail Restriction by signing, dating and returning a form to us whereby the individual acknowledges the potentially harmful effects of improper trading on Portfolios and other investors, represents that no further improper trading will occur, and acknowledges that we may implement further restrictions, if necessary, to stop improper trading by the individual.

Please note that our market timing procedures are such that we do not impose trading restrictions unless or until the applicable underlying Portfolio first detects and notifies us of potential market timing or excessive trading activity. Accordingly, we cannot prevent all market timing or excessive trading transfer activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Portfolios do not detect and notify us of market timing and/or excessive trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make market timing and/or excessive trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Owners whereby we permit market timing or excessive trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage market timing and excessive trading. For example, a Portfolio may impose a redemption fee. Owners should also be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in market timing or excessive trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner's Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.

You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect market timing and/or excessive trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.

Automatic Custom Transfers
Dollar Cost Averaging

You may arrange for systematic Transfers from any open Sub-Account to any other open Sub-Account. (Transfers into closed Sub-Accounts are not permitted). These systematic Transfers may be used to Transfer values from the Schwab Money Market Sub-Account to the other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.


You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract.

If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers are not included in the twelve free Transfers allowed in a calendar year.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of the selected Sub-Account is $100.
o You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.

-------------------------------------------------------------------------------
How dollar cost averaging works:

  -------- ------------ ---------- ---------
  -------  Contribution Units      Price
  Month                 Purchased  per unit
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Jan.        $250         10      $ 25.00
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Feb.         250         12        20.83
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Mar.         250         20        12.50
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  Apr.         250         20        12.50
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  May          250         15        16.67
  -------- ------------ ---------- ---------
  -------- ------------ ---------- ---------
  June         250         12        20.83
  -------- ------------ ---------- ---------
  Average market value per unit $18.06
  Investor's average cost per unit $16.85

In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1,500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1,500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
-------------------------------------------------------------------------------

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.

Rebalancer
Over time, variations in each Sub-Account's investment results will change your asset allocation plan percentages. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request. One-time Rebalancer Transfers count toward the twelve free Transfers allowed in a calendar year.

If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you request quarterly Transfers on January 9th, your first Transfer will be made on April 9th and every three months on the 9th thereafter. Transfers will continue on that same day for each interval unless terminated by you or for other reasons as set forth in the Contract. Quarterly, semi-annual, and annual Transfers will not count toward the twelve free Transfers.

-------------------------------------------------------------------------------
How Rebalancer works:
-------------------------------------------------------------------------------
Suppose you purchased your annuity and you decided to allocate 60% of your initial contribution to stocks; 30% to bonds and 10% to cash equivalents as in this pie chart:

Stocks  60%
   Large Company 30%
   Small Company 15%
   International 15%
Bonds   30%
Cash    10%

Now assume that stock portfolios outperform bond portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the asset allocation of the above hypothetical plan to look like this:

Stocks  75%
   Large Company 35%
   Small Company 20%
   International 20%
Bonds   20%
Cash    5%

Rebalancer automatically reallocates your Variable Account Value to maintain your desired asset allocation. In this example, the portfolio would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
-------------------------------------------------------------------------------

On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.

Rebalancer Transfers must meet the following conditions:

o Your entire Variable Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers).

o You must specify the percentage of your Variable Account Value you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time.
o You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

--------------------------------------------------------------------------------
Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a written withdrawal request to the Annuity Administration Department at Great-West. Withdrawals are not permitted by telephone. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, plus any applicable Market Value Adjustment on the Effective Date of the surrender, less any applicable Premium Tax. No withdrawals may be made after the date annuity payouts begin.


If you Request a partial withdrawal, your Annuity Account Value will be reduced by the dollar amount withdrawn. A Market Value Adjustment may apply. Market Value Adjustments are discussed on page xx.


Partial withdrawals are unlimited. However, you must specify the Sub-Account(s) or Guarantee Period(s) from which the withdrawal is to be made. After any partial withdrawal, if your remaining Annuity Account Value is less than $2,000, then a full surrender may be required. The minimum partial withdrawal (before application of the MVA) is $500.

The following terms apply to withdrawals:
o Partial withdrawals or surrenders are not permitted after the Annuity Commencement Date.
o A partial withdrawal or a surrender will be effective upon the Transaction Date.
o A partial withdrawal or a surrender from amounts in a Guarantee Period may be subject to the Market Value Adjustment provisions, and the Guarantee Period Fund provisions of the Contract.

Withdrawal Requests must be in writing with your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.

After a withdrawal of all of your Annuity Account Value, or at any time that your Annuity Account Value is zero, all your rights under the Contract will terminate.


Tax consequences of withdrawals are detailed below, but you should consult a competent tax adviser prior to authorizing a withdrawal from your Annuity Account Value.


Partial Withdrawals to Pay Investment Manager or Financial Advisor Fees
You may Request partial withdrawals from your Annuity Account Value and direct us to remit the amount withdrawn directly to your designated Investment Manager or Financial Advisor (collectively "Consultant"). A withdrawal Request for this purpose must meet the $500 minimum withdrawal requirements and comply with all terms and conditions applicable to partial withdrawals, as described above. Tax consequences of withdrawals are detailed below, but you should consult a competent tax advisor prior to authorizing a withdrawal from your Annuity Account Value to pay Consultant fees.

Tax Consequences of Withdrawals
Withdrawals made for any purpose may be taxable--including payments made by us directly to your Consultant.

In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the IRS. If you request partial withdrawals to pay Consultant fees, your Annuity Account Value will be reduced by the sum of the fees paid to the Consultant and the related withholding.

You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1/2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and is subject to an additional federal penalty tax of 10%.


Some states also require withholding for state income taxes. For details about withholding, please "Federal Tax Matters" on page xx.


If you are interested in this Contract as an IRA, please refer to Section 408 of the Code for limitations and restrictions on cash withdrawals.

--------------------------------------------------------------------------------
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax, and/or Internet. Transfer Requests received before 4:00 p.m. Eastern Time will be made on that day at that day's unit value. Transfer requests received after 4:00 p.m. Eastern Time will be made on the next business day that we and the NYSE are open for business, at that day's unit value.

We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
o requiring some form of personal identification prior to acting on instructions;
o providing written confirmation of the transaction; and/or
o tape recording the instructions given by telephone.

If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.

We reserve the right to suspend telephone, fax, and/or Internet transaction privileges at any time, for some or all Contracts, and for any reason. Withdrawals are not permitted by telephone.

-------------------------------------------------------------------------------
Death Benefit
The Death Benefit, if any, will be equal to the greater of:

o the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
o the sum of Contributions, less partial withdrawals and/or periodic withdrawals, and less any Premium Tax.

Proportional Withdrawals (Oregon Only)

Before the Annuity Commencement Date, the Death Benefit, if any, for Contracts issued prior to April 30, 2004, in the State of Oregon will be as stated above. For Contracts issued in Oregon after April 30, 2004, the Death Benefit will be equal to the greater of:

o the Annuity Account Value with an MVA, if applicable, as of the date a Request for payout is received, less any Premium Tax, or
o the sum of Contributions, less Proportional Withdrawals and less any Premium Tax.

Proportional Withdrawals (effective for Contracts issued after April 30, 2004 in Oregon only) are withdrawals, if any, made by you, whether partial and/or periodic, which reduce your Annuity Account Value as measured as a percentage of each prior withdrawal against the current Annuity Account Value. Proportional Withdrawals are determined by calculating the percentage of your Annuity Account Value that each prior withdrawal represented when the withdrawal was made. Therefore, a partial withdrawal of 75% of the Annuity Account Value will be considered a 75% reduction in the total Contributions.

For example, in a rising market, where a contract Owner contributed $100,000 which increased to $200,000 due to market appreciation and then withdrew $150,000, the new balance is $50,000 and the Proportional Withdrawal is 75% ($150,000/$200,000 = 75%). This 75% Proportional Withdrawal is calculated against the total Contribution amount of $100,000 for a Death Benefit equal to the greater of the Annuity Account Value ($50,000) or total Contributions reduced by 75% ($100,000 reduced by 75%, or $25,000). Here, the Death Benefit would be $50,000.

Separately, if the contract Owner withdrew $50,000, or 25% of the Annuity Account Value, for a new balance of $150,000, the Death Benefit remains the greater of the Annuity Account Value ($150,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 25%, or $75,000). Here, the Death Benefit is $150,000.

If the contract Owner withdraws an additional $50,000, this represents an additional Proportional Withdrawal of 33% ($50,000/$150,000 = 33%). The Death Benefit is now equal to the greater of the Annuity Account Value ($100,000) or total Contributions reduced by all the Proportional Withdrawal calculations ($100,000 reduced by 75% and then reduced by 33%, or $16,750). Here, the Death Benefit is $100,000.

In a declining market, where a contract Owner contributed $100,000 which declined in value due to market losses to $50,000, and the contract Owner then withdrew $40,000, or 80% of Annuity Account Value, the result is a new account balance of $10,000. When applying Proportional Withdrawals, here 80%, the Death Benefit is the greater of the Annuity Account Value ($10,000) or total Contributions reduced by the Proportional Withdrawal calculation ($100,000 reduced by 80%, or $20,000). Here, the Death Benefit is $20,000.

The Death Benefit will become payable following our receipt of the Beneficiary's claim in good order. When an Owner or the Annuitant dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until new allocation instructions are requested by the Beneficiary or until the Death Benefit is actually paid to the Beneficiary.

The amount of the Death Benefit will be determined as of the date payouts begin. However, on the date a payout option is processed, the Variable Account Value will be Transferred to the Schwab Money Market Sub-Account unless the Beneficiary elects otherwise.

Subject to the distribution rules below, payout of the Death Benefit may be made as follows:

Variable Account Value
o payout in a single sum, or
o payout under any of the variable annuity options provided under this Contract.

Fixed Account Value
o payout in a single sum that may be subject to a Market Value Adjustment, or
o payout under any of the annuity options provided under this Contract that may be subject to a Market Value Adjustment.

Any payment within six months of the Guarantee Period Maturity Date will not be subject to a Market Value Adjustment.

In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.

Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary at any time before the Annuitant's death.

A change of Beneficiary will take effect as of the date the request is processed by the Annuity Administration Department, unless a certain date is specified by the Owner. If the Owner dies before the Request is processed, the change will take effect as of the date the request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such Request. A Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, except as allowed by law.

The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant, will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner's estate.

If the Beneficiary is not the Owner's surviving spouse, she/he may elect, not later than one year after the Owner's date of death, to receive the Death Benefit in either a single sum or payout under any of the variable or fixed annuity options available under the Contract, provided that:
o such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
o such distributions begin not later than one year after the Owner's date of death.

If an election is not received by Great-West from a non-spouse Beneficiary or substantially equal installments begin later than one year after the Owner's date of death, then the entire amount must be distributed within five years of the Owner's date of death. The Death Benefit will be determined as of the date the payouts begin.

If a corporation or other non-individual entity is entitled to receive benefits upon the Owner's death, the Death Benefit must be completely distributed within five years of the Owner's date of death.

Distribution of Death Benefit
Death of Annuitant
Upon the death of the Annuitant while the Owner is living, and before the Annuity Commencement Date, we will pay the Death Benefit to the Beneficiary unless there is a Contingent Annuitant.

If a Contingent Annuitant was named by the Owner(s) prior to the Annuitant's death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant's date of death.

If the deceased Annuitant is an Owner, or if a corporation or other non-individual is an Owner, the death of the Annuitant will be treated as the death of an Owner and the Contract will be subject to the "Death of Owner" provisions described below.

-------------------------------------------------------------------------------
Contingent Annuitant
While the Annuitant is living, you may, by Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the request is processed at the Annuity Administration Department at Great-West, unless a certain date is specified by the Owner(s). Please note, you are not required to designate a Contingent Annuitant.
-------------------------------------------------------------------------------
Death of Owner Who Is Not the Annuitant
If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.

If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner's date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.

In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

Death of Owner Who Is the Annuitant
If there is a Joint Owner who is the surviving spouse of the deceased Owner and a Contingent Annuitant, the Joint Owner becomes the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.

If there is a Joint Owner who is the surviving spouse and the Beneficiary of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.

In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner's spouse on the date of the Owner's death), Annuitant and/or Contingent Annuitant are alive at the time of the Owner's death, unless the sole Beneficiary is the deceased Owner's surviving spouse who may elect to become the Owner and Annuitant and continue the Contract in force.

-------------------------------------------------------------------------------
Charges and Deductions
No amounts will be deducted from your Contributions except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) are invested in the Contract.

As more fully described below, charges under the Contract are assessed only as deductions for:

o Premium Tax, if applicable;
o Certain Transfers;
o a Contract Maintenance Charge; and
o our assumption of mortality and expense risks.

Mortality and Expense Risk Charge
We deduct a mortality and expense risk charge from your Variable Account Value at the end of each valuation period to compensate us for bearing certain mortality and expense risks under the Contract. This is a daily charge equal to an effective annual rate of 0.85%. We guarantee that this charge will never increase beyond 0.85%.

The mortality and expense risk charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or the periodic withdrawal option.

Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract. This means that you can be sure that neither the Annuitant's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract.

We bear substantial risk in connection with the Death Benefit before the Annuity Commencement Date.

The expense risk assumed is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.

If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge. Our expenses for distributing the Contracts will be borne by our general assets, including any profits from this charge.

Contract Maintenance Charge
We currently deduct a $25 annual Contract Maintenance Charge from the Annuity Account Value on each Contract anniversary date for accounts under $50,000 as of such anniversary date. This charge partially covers our costs for administering the Contracts and the Series Account. Once you have started receiving payouts from the Contract, this charge will stop unless you choose the periodic withdrawal option.

The Contract Maintenance Charge is deducted from the portion of your Annuity Account Value allocated to the Schwab Money Market Sub-Account. If the portion of your Annuity Account Value in this Sub-Account is not sufficient to cover the Contract Maintenance Charge, then the charge or any portion of it will be deducted on a pro rata basis from all your Sub-Accounts with current value. If the entire Annuity Account is held in the Guarantee Period Fund or there are not enough funds in any Sub-Account to pay the entire charge, then the Contract Maintenance Charge will be deducted on a pro rata basis from amounts held in all Guarantee Periods. There is no MVA on amounts deducted from a Guarantee Period for the Contract Maintenance Charge.

The Contract Maintenance Charge is currently waived for Contracts with an Annuity Account Value of at least $50,000 as of such Contract anniversary date. If your Annuity Account Value falls below $50,000, the Contract Maintenance Charge will be reinstated until an anniversary date on which your Annuity Account Value is equal to or greater than $50,000. We do not expect a profit from amounts received from the Contract Maintenance Charge.

Transfer Fees
There will be a $10 charge for each Transfer in excess of 12 Transfers in any calendar year. We do not expect a profit from the Transfer fees.

Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts' respective Portfolio shares and therefore the fees and expenses paid by each Portfolio.


Some of the Portfolios' investment advisers or administrators may compensate us for providing administrative services in connection with the Portfolios or cost savings experienced by the investment advisers or administrators of the Portfolios. Such compensation is typically a percentage of the value of the assets invested in the relevant Sub-Accounts and generally may range up to 0.35% annually of net assets. GWFS may also receive Rule 12b-1 fees (ranging up to 0.34% annually of net assets) directly from certain Portfolios for providing distribution related services related to shares of the Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.77% annually of the assets invested in the relevant Sub-Accounts.


Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Depending upon applicable state law, we may deduct charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from amounts applied on the Payout Commencement Date. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.

Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in several states. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.

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Payout Options
During the Distribution Period, you can choose to receive payouts in four ways--through periodic withdrawals, variable annuity payouts, fixed annuity payouts or a single sum payment. The Payout Commencement Date must be at least one year after the Effective Date of the Contract. If you do not select a Payout Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday.

You may change the Payout Commencement Date within 30 days prior to commencement of payouts or your Beneficiary may change it upon the death of the Owner.

If this is an IRA, payouts which satisfy the minimum distribution requirements of the Code must begin no later than April 1 of the calendar year following the calendar year in which you become age 70 1/2.

Periodic Withdrawals
You may request that all or part of the Annuity Account Value be applied to a periodic withdrawal option. The amount applied to a periodic withdrawal is the Annuity Account Value with any applicable MVA, less Premium Tax, if any.

In requesting periodic withdrawals, you must elect:
o The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals.
o A minimum withdrawal amount of at least $100.
o The calendar day of the month on which withdrawals will be made.
o One of the periodic withdrawal payout options discussed below-- you may change the withdrawal option and/or the frequency once each calendar year.

Your withdrawals may be prorated across the Guarantee Period Fund, if applicable, and the Sub-Accounts in proportion to their assets. Or, they can be made specifically from the Guarantee Period Fund and specific Sub-Account(s) until they are depleted. Then, we will automatically prorate the remaining withdrawals against any remaining Guarantee Period Fund and Sub-Account assets unless you request otherwise.

While periodic withdrawals are being received:
o You may continue to exercise all contractual rights, except that no Contributions may be made.
o A Market Value Adjustment, if applicable, will be assessed for periodic withdrawals from Guarantee Periods made six or more months prior to their Guarantee Period Maturity Date.
o You may keep the same Sub-Accounts as you had selected before periodic withdrawals began.
o Charges and fees under the Contract continue to apply.
o Maturing Guarantee Periods renew into the shortest Guarantee Period then available.

Periodic withdrawals will cease on the earlier of the date:
o The amount elected to be paid under the option selected has been reduced to zero;
o The Annuity Account Value is zero; o You request that withdrawals stop; or
o The Owner or the Annuitant dies.

If periodic withdrawals stop, you may resume making Contributions. However, we may limit the number of times you may restart a periodic withdrawal program.

Periodic withdrawals made for any purpose may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1/2. IRAs are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes.

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If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:

Income for a specified period (at least 36 months)--You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.
-------------------------------------------------------------------------------
Income of a specified amount (at least 36 months)--You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.

Interest only--Your withdrawals will be based on the amount of interest credited to the Guarantee Period Fund between withdrawals. Available only if 100% of your Account Value is invested in the Guarantee Period Fund.

Minimum distribution--If you are using this Contract as an IRA, you may request minimum distributions as specified under Code Section 401(a) (9).
--------------------------------------------------------------------------------
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
--------------------------------------------------------------------------------


In accordance with the provisions outlined in this section, you may request a periodic withdrawal to remit fees paid to your Consultant. There may be income tax consequences to any periodic withdrawal made for this purpose. Please see the sections on "Withdrawals" on page xx and "Federal Tax Matters" on page xx in this prospectus.


Annuity Payouts
You can choose the Annuity Commencement Date either when you purchase the Contract or at a later date. The date you choose must be at least one year after the Effective Date of the Contract. If you do not select an Annuity Commencement Date, payouts will begin on the first day of the month of the Annuitant's 91st birthday. You can change your selection at any time up to 30 days before the Annuity Commencement Date you selected.

If you have not elected a payout option within 30 days of the Annuity Commencement Date, the portion of the Annuity Account Value held in your Fixed Account will be paid out as a fixed life annuity with a guarantee period of 20 years. The Annuity Account Value held in the Sub-Account(s) will be paid out as a variable life annuity with a guarantee period of 20 years.

The amount to be paid out is the Annuity Account Value on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Annuity Account Value to purchase an annuity payout option is $2,000 with a Market Value Adjustment, if applicable. If after the Market Value Adjustment, your Annuity Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.

-------------------------------------

If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:

Variable life annuity with guaranteed period--This option provides for monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years.

Variable life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Since no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.
-------------------------------------------------------------------------------

Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50.

If you elect to receive a single sum payment, the amount paid is the Surrender Value.

Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in each Sub-Account you have selected on the fifth valuation date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payout option. The rate set by Contract and applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age, year in which annuitization commences, and/or gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant's age. We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, the difference with interest may be deducted by us from the next payout or payouts. If payouts were too small, the difference with interest may be added by us to the next payout. This interest is at an annual effective rate which will not be less than the Guaranteed Interest Rate.

Variable Annuity Units

The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payout by its Annuity Unit value on the fifth valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.

Amount of Variable Payouts After the
First Payout
Payouts after the first will vary depending upon the investment performance of the Sub-Accounts. Your payments will increase in amount over time if the Sub-Account(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Sub-Account(s) you select earn less than the 5% AIR. The subsequent amount paid from each Sub-Account is determined by multiplying (a) by (b) where (a) is the number of Sub-Account Annuity Units to be paid and (b) is the Sub-Account Annuity Unit value on the fifth valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payouts for each Sub-Account you have selected. We guarantee that the dollar amount of each payout after the first will not be affected by variations in expenses or mortality experience.

Transfers After the Variable Annuity
Commencement Date
Once annuity payouts have begun, no Transfers may be made from a fixed annuity payout option to a variable annuity payout option, or vice versa. However, for variable annuity payout options, Transfers may be made within the variable annuity payout option among the available Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.

Other Restrictions
Once payouts start under the annuity payout option you select:
o no changes can be made in the payout option,
o no additional Contributions will be accepted under the Contract, and
o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.


A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the time the annuity payouts begin, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government (an election not to have taxes withheld is not permitted for certain distributions from Qualified Contracts). State income tax withholding may also apply. Please see "Federal Tax Matters" on page xx for details.


--------------------------------------------------------------------------------
If you choose to receive fixed annuity payouts from your Contract, you may select from the following payout options:

Income of specified amount--The amount applied under this option may be paid in equal annual, semi-annual, quarterly or monthly installments in the dollar amount elected for not more than 240 months.

Income for a specified period--Payouts are paid annually, semi-annually, quarterly or monthly, as elected, for a selected number of years not to exceed 240 months.

Fixed life annuity with guaranteed period--This option provides monthly payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10, 15, or 20 years.

Fixed life annuity--This option provides for monthly payouts during the lifetime of the Annuitant. The annuity ends with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of monthly payouts. It is possible that only one payout may be made if the Annuitant died before the date on which the second payout is due.

Any other form of a fixed annuity acceptable to us.
--------------------------------------------------------------------------------

Annuity IRAs
The annuity date and options available for IRAs may be controlled by endorsements, the plan documents, or applicable law.

Under the Code, a Contract purchased and used in connection with an IRA or with certain other plans qualifying for special federal income tax treatment is subject to complex "minimum distribution" requirements. Under a minimum distribution plan, distributions must begin by a specific date and the entire interest of the plan participant must be distributed within a certain specified period of time. The application of the minimum distribution requirements vary according to your age and other circumstances.

--------------------------------------------------------------------------------
Seek Tax Advice

The following discussion of the federal income tax consequences is only a brief summary and is not intended as tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. A tax adviser should be consulted for further information.

--------------------------------------------------------------------------------
Federal Tax Matters
The following discussion is a general description of the federal income tax considerations relating to the Contracts and is not intended as tax advice. This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax adviser before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs ("Annuity IRA"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the Annuitant, or the Beneficiary depends on the type of Contract, and on the tax status of the individual concerned.
-------------------------------------------------------------------------------
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract's tax status.
-------------------------------------------------------------------------------

Certain requirements must be satisfied in purchasing an Annuity IRA and receiving distributions from an Annuity IRA in order to continue receiving favorable tax treatment. As a result, purchasers of Annuity IRAs should seek competent legal and tax advice regarding the suitability of the Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of the Contract. The following discussion assumes that an Annuity IRA is purchased with proceeds and/or Contributions that qualify for the intended special federal income tax treatment.

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities and distributions from IRAs. You, as a "natural person," will not generally be taxed on increases, if any, in the value of your Annuity Account Value until a distribution occurs by withdrawing all or part of the Annuity Account Value (for example, withdrawals or annuity payouts under the annuity payout option elected). However, under certain circumstances, you may be subject to current taxation. In addition, an assignment, pledge, or agreement to assign or pledge any portion of the Non-Qualified Annuity Account Value will be treated as a distribution of such portion. The taxable portion of a distribution (in the form of a single sum payout or an annuity) is taxable as ordinary income. An Annuity IRA may not be assigned as collateral for a loan.

As a general rule, if the Non-Qualified Contract is not owned by a natural person (for example, a corporation or certain trusts), the Contract will not be treated as an annuity contract for federal tax purposes. The Owner generally must include in income any increase in the excess of the Annuity Account Value over the "investment in the Contract" (discussed below) during each taxable year. The rule generally does not apply, however, where the non-natural person is only the nominal Owner of a Contract and the beneficial Owner is a natural person.

The rule also does not apply where:

o The annuity Contract is acquired by the estate of a decedent.
o The Contract is an Annuity IRA.
o The Contract is a qualified funding asset for a structured settlement.
o The Contract is purchased on behalf of an employee upon termination of a qualified plan.
o The Contract is an immediate annuity.

The following discussion generally applies to a Contract owned by a natural person.

Withdrawals
In the case of a withdrawal under a Non-Qualified Contract, partial withdrawals, including periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the "investment in the Contract" at that time. The "investment in the Contract" generally equals the amount of any nondeductible Contributions paid by or on behalf of any individual less any withdrawals that were excludable from income. If a partial withdrawal is made from a Guarantee Period which is subject to a Market Value Adjustment, then the Annuity Account Value immediately before the withdrawal will not be altered to take into account the Market Value Adjustment. As a result, for purposes of determining the taxable portion of the partial withdrawal, the Annuity Account Value will not reflect the amount, if any, deducted from, or added to the Guarantee Period due to the Market Value Adjustment.

Full surrenders are treated as taxable income to the extent that the amount received exceeds the "investment in the Contract."

The taxable portion of any withdrawal is taxed at ordinary income tax rates.

In the case of a withdrawal under an Annuity IRA, including withdrawals under the periodic withdrawal option, a portion of the amount received may be non-taxable. The amount of the non-taxable portion is generally determined by the ratio of the "investment in the Contract" to the individual's Annuity Account Value. Special tax rules may be available for certain distributions from an Annuity IRA.

Annuity Payouts


Although the tax consequences may vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the "investment in the Contract" to the expected return under the Contract. For fixed annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the fixed annuity payouts bears to the total expected value of the annuity payouts for the term of the payouts (determined under Treasury Department regulations). For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the "investment in the Contract" allocated to the variable annuity payouts bears to the number of payments expected to be made (determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the "investment in the Contract" has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant's death before full recovery of the "investment in the Contract," you should consult a competent tax adviser regarding the deductibility of the unrecovered amount.


The taxable portion of any annuity payout is taxed at ordinary income tax rates.

Penalty Tax
For distributions from a Non-Qualified Contract, there may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
o Made on or after the date on which the Owner reaches age 59 1/2.
o Made as a result of death or disability of the Owner.
o Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

Other exceptions may apply to distributions from a Non-Qualified Contract. Similar exceptions from the penalty tax on distributions are provided for distributions from an Annuity IRA. For more details regarding this penalty tax and other exceptions that may be applicable, consult a competent tax adviser.

Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner or the Annuitant. Generally such amounts are included in the income of the recipient as follows:
o If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above.
o If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.

Distribution at Death

In order to be treated as an annuity contract, the terms of a Non-Qualified Contract must provide the following two distribution rules:

o If the Owner dies before the date annuity payouts start, the entire interest in the Contract must generally be distributed within five years after the date of the Owner's death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner's death. If the sole designated Beneficiary is your spouse, the Contract may be continued in the name of the spouse as Owner.

o If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, the remainder of the interest in the Contract will be distributed on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.

If the Owner is not an individual, then for purposes of the distribution at death rules, the Primary Annuitant is considered the Owner. In addition, when the Owner is not an individual, a change in the Primary Annuitant is treated as the death of the Owner.

Distributions made to a Beneficiary upon the Owner's death from an IRA must be made pursuant to similar rules in Section 401(a)(9) of the Code.

Diversification of Investments

For a Non-Qualified Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-accounts must be "adequately diversified" in accordance with Treasury Department Regulations. The diversification requirements do not apply to Annuity IRAs. If the Series Account or a Sub-account failed to comply with these diversification standards, a Non-Qualified Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Annuity Account Value over the "investment in the Contract."

Although the Company may not control the investments of the Sub-accounts or the Portfolios, it expects that the Sub-accounts and the Portfolios will comply with such regulations so that the Sub-accounts will be considered "adequately diversified." Contract Owners bear the risk that the entire Non-Qualified Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-account to be deemed to be adequately diversified.

Owner Control

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under a Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.

Transfers, Assignments or Exchanges
A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, or the exchange of a Contract may result in adverse tax consequences that are not discussed in this Prospectus.

Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that are issued by Great-West (or our affiliates) to the same Owner during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount.

Withholding

Non-Qualified Annuity Contract and Annuity IRA distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges

Code Section 1035 provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules. Prospective Owners wishing to take advantage of a Section 1035 exchange should consult their tax adviser.

Individual Retirement Annuities
The Contract may be used with IRAs as described in Section 408 of the Code which permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Also, certain kinds of distributions from certain types of qualified and non-qualified retirement plans may be "rolled over" into an Annuity IRA following the rules set out in the Code and your Contract and IRA endorsement. If you purchase this Contract for use with an IRA, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Contract. If a Contract is purchased to fund an IRA, the Annuitant must also be the Owner. In addition, if a Contract is purchased to fund an IRA, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. You should consult your tax adviser concerning these matters.

Various tax penalties may apply to Contributions in excess of specified limits, distributions that do not satisfy specified requirements, and certain other transactions. The Contract will be amended as necessary to conform to the requirements of the Code if there is a change in the law. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

When you make your initial Contribution, you must specify whether you are purchasing a Non-Qualified Contract or an IRA. If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require that you provide information with regard to the federal income tax status of the previous annuity contract.

We will require that you purchase separate Contracts if you want to invest money qualifying for different annuity tax treatment under the Code. For each separate Contract you will need to make the required minimum initial Contribution. Additional Contributions under the Contract must qualify for the same federal income tax treatment as the initial Contribution under the Contract. We will not accept an additional Contribution under a Contract if the federal income tax treatment of the Contribution would be different from the initial Contribution.

If a Contract is issued in connection with an employer's Simplified Employee Pension plan, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any of the benefits under the Contract will be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract.

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Assignments or Pledges
Generally, rights in the Non-Qualified Contract may be assigned or pledged for loans at any time during the life of the Annuitant. However, if the Contract is an Annuity IRA, you may not assign the Contract as collateral.

If a Non-Qualified Contract is assigned, the interest of the assignee has priority over your interest and the interest of the Beneficiary. Any amount payable to the assignee will be paid in a single sum.

A copy of any assignment must be submitted to the Annuity Administration Department at Great-West. All assignments are subject to any action taken or payout made by Great-West before the assignment was processed. We are not responsible for the validity or sufficiency of any assignment.

If any portion of the Annuity Account Value is assigned or pledged for a loan, it will be treated as a withdrawal as discussed above under Taxation of Annuities. Please consult a competent tax adviser for further information.

-------------------------------------------------------------------------------

Distribution of the Contracts

GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker/dealer and is a member of NASD. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111.


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Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.

The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolios. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Portfolios.

If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.

Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.

Owners have no voting rights in Great-West.

-------------------------------------------------------------------------------
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval and approval from any appropriate regulatory authority of the changes. Approval may not be required in all cases, however.

Examples of the changes we may make include:
o To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
o To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts, or to a Guarantee Period; or to add, combine or remove Sub-Accounts of the Series Account;
o To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
o To change the time or time of day at which a valuation date is deemed to have ended, and/or;
o To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
--------------------------------------------------------------------------------
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to, any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
--------------------------------------------------------------------------------

Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Jorden Burt LLP.
-------------------------------------------------------------------------------
Independent Registered Public Accounting Firm

The consolidated financial statements incorporated by reference from Great-West Life & Annuity Insurance Company's Annual Report on Form 10-K for the year ended December 31, 2005, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report which is incorporated herein by reference and has been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


--------------------------------------------------------------------------------
Incorporation of Certain Documents by Reference and Available Information

Great-West's Annual Report on Form 10-K for the year ended December 31, 2005, is incorporated herein by reference, which means that it is legally a part of this Prospectus. All documents or reports filed by Great-West under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), after the effective date of this Prospectus are also incorporated by reference. Such documents or reports will be part of this Prospectus from the date such documents are filed.


Great-West files its Exchange Act documents and reports, including its annual and quarterly annual reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000744455.

We have filed a registration statement ("Registration Statement") with the SEC under the Securities Act of 1933, as amended, relating to the Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information contained in the Registration Statement and its exhibits. Please refer to the registration statement and its exhibits for further information.

You may request a free copy of any or all of the information incorporated by reference into the Prospectus (other than exhibits not specifically incorporated by reference into the text of such documents). Please direct any oral or written request for such documents to:

Annuity Administration Department
P. O. Box 173920
Denver, Colorado  80217-3920
1-800-838-0650

The SEC maintains an Internet web site (http://www.sec.gov) that contains the Statement of Additional Information, information incorporated by reference and other information filed electronically by Great-West concerning the Contract and the Series Account. Certain information concerning Great-West and its products is also available online at http://www.gwla.com.


You also can review and copy any materials filed with the SEC at its Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

-----------------------------------------------

Table of Contents of Statement of Additional Information

The Statement of Additional Information contains more specific information relating to the Series Account and Great-West, such as:

o general information;

o information about Great-West Life & Annuity Insurance Company and the Variable Annuity-1 Series Account;

o the calculation of annuity payments;

o postponement of payments;

o services;


o withholding; and


o financial statements for the Series Account and Great-West Life & Annuity Insurance Company.

--------------------------------------------------------------------------------
Appendix A--Condensed Financial Information

Selected data for Accumulation Units Outstanding through each period ending December 31, 2005

                                                                                                       Alliance
                                                                                                      Bernstein VPS   Alliance
                         AIM V.I. Core   AIM V.I. High  AIM V.I.     Alger American  Alger American   International   Bernstein VPS
                         Equity          Yield          Technology   Growth          MidCap Growth    Value           Utility Income

                         -----------------------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------------------


Date Sub-Account Commenced 11/01/96     11/01/96       03/01/00      11/01/96         06/13/03         05/02/05          06/13/03
Operations

2005
 Beginning Unit Value        $16.34       $12.94         $2.37         $17.09          $13.79           $10.00            $13.37
 Ending Unit Value           $16.75       $13.18         $2.40         $18.99          $15.02           $12.18            $15.38
 Number of Units Outstanding 671,647      648,673        2,585,222     1,228,712       248,806          412,970           296,766
 Net Assets (000's)          $11,249      $8,552         $6,201        $23,333         $3,737           $5,029            $4,573

2004
 Beginning Unit Value        $15.81       $11.77         $2.28         $16.34          $12.30                             $10.84
 Ending Unit Value           $16.34       $12.94         $2.37         $17.09          $13.79                             $13.37
 Number of Units Outstanding 910,736      1,180,535      3,999,568     1,500,779       269,117                            182,236
 Net Assets (000's)          $14,884      $15,281        $9,469        $25,655         $3,712                             $2,444

2003
 Beginning Unit Value        $13.01       $9.50          $1.58         $12.19          $10.00                             $10.00
 Ending Unit Value           $15.81       $11.77         $2.28         $16.34          $12.30                             $10.84
 Number of Units Outstanding 1,318,309    1,612,798      4,628,543     1,821,665       194,735                            53,982
 Net Assets (000's)          $20,856      $18,989        $10,562       $29,776         $2,396                             $585

2002
 Beginning Unit Value        $16.22       $9.70          $3.01         $18.35
 Ending Unit Value           $13.01       $9.50          $1.58         $12.19
 Number of Units Outstanding 1,584,575    1,586,371      3,230,415     2,113,428
 Net Assets (000's)          $20,623      $15,065        $5,117        $25,771

2001
 Beginning Unit Value        $17.97       $11.51         $5.60         $20.99
 Ending Unit Value           $16.22       $9.70          $3.01         $18.35
 Number of Units Outstanding 2,191,193    1,802,549      4,253,860     2,859,914
 Net Assets (000's)          $35,560      $17,491        $12,785       $52,489

2000
 Beginning Unit Value        $17.28       $13.14         $10.00        $24.84
 Ending Unit Value           $17.97       $11.51         $5.60         $20.99
 Number of Units Outstanding 2,043,703    1,919,249      4,296,975     3,090,861
 Net Assets (000's)          $36,739      $22,081        $24,047       $64,886

                         AIM VIF Core    AIM VIF High   AIM VIF      Alger American  Alger American   Alliance        Alliance
                         Equity          Yield          Technology   Growth          MidCap Growth    Bernstein VPS   Bernstein VPS
                                                                                                      International   Utility Income
                                                                                                      Value
1999
 Beginning Unit Value        $15.18       $12.13                       $18.74
 Ending Unit Value           $17.28       $13.14                       $24.84
 Number of Units Outstanding 1,752,510    2,003,863                    2,200,675
 Net Assets (000's)          $30,299      $26,326                      $54,671

1998
 Beginning Unit Value        $13.27       $12.09                       $12.76
 Ending Unit Value           $15.18       $12.13                       $18.74
 Number of Units Outstanding 1,638,804    1,867,862                    1,306,403
 Net Assets (000's)          $24,882      $22,654                      $24,487

1997
 Beginning Unit Value        $10.44       $10.39                       $10.24
 Ending Unit Value           $13.27       $12.09                       $12.76
 Number of Units Outstanding 1,271,028    1,360,681                    417,062
 Net Assets (000's)          $16,867      $16,450                      $5,325

1996
 Beginning Unit Value        $10.00       $10.00                       $10.00
 Ending Unit Value           $10.44       $10.39                       $10.24
 Number of Units Outstanding 68,874       52,044                       1,167
 Net Assets (000's)          $719         $541                         $12




 -----------------------------------------------------------------------------------------------------------------------------------

                         American        American                                    Delaware VIP
                         Century VP      Century VP     American Cent. Baron Capital Small Cap Value  Dreyfus GVIT    Dreyfus MidCap
                         Balanced       International   VP Value       Asset         Series           MidCap Index    Stock

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


Date Sub-Account Commenced 06/13/03      11/01/96       06/13/03      05/03/99        06/13/03          06/13/03          06/13/03
Operations

2005
 Beginning Unit Value        $11.87       $15.22         $13.16        $16.74          $14.91           $13.80            $13.29
 Ending Unit Value           $12.35       $17.09         $13.70        $17.16          $16.18           $15.31            $14.38
 Number of Units Outstanding 223,672      685,109        606,613       1,294,788       433,971          321,995           166,558
 Net Assets (000's)          $2,763       $11,708        $8,311        $22,217         $7,021           $4,930            $2,396

2004
 Beginning Unit Value        $10.91       $13.35         $11.60        $13.44          $12.38           $12.05            $11.71
 Ending Unit Value           $11.87       $15.22         $13.16        $16.74          $14.91           $13.80            $13.29
 Number of Units Outstanding 153,302      604,502        455,097       1,652,140       333,652          206,161           105,545
 Net Assets (000's)          $1,820       $9,199         $5,987        $27,659         $4,975           $2,845            $1,402

2003
 Beginning Unit Value        $10.00       $10.82         $10.00        $10.42          $10.00           $10.00            $10.00
 Ending Unit Value           $10.91       $13.35         $11.60        $13.44          $12.38           $12.05            $11.71
 Number of Units Outstanding 76,175       702,872        207,509       1,704,855       271,405          89,494            71,020
 Net Assets (000's)          $831         $9,386         $2,408        $22,911         $3,360           $1,082              $831

2002
 Beginning Unit Value                     $13.70                       $12.25
 Ending Unit Value                        $10.82                       $10.42
 Number of Units Outstanding              684,511                      1,568,750
 Net Assets (000's)                       $7,404                       $16,353

2001
 Beginning Unit Value                     $19.51                       $11.00
 Ending Unit Value                        $13.70                       $12.25
 Number of Units Outstanding              756,485                      1,057,192
 Net Assets (000's)                       $10,364                      $12,954

2000
 Beginning Unit Value                     $23.66                       $11.40
 Ending Unit Value                        $19.51                       $11.00
 Number of Units Outstanding              808,346                      655,329
 Net Assets (000's)                       $15,773                      $7,209

                         American        American       American     Baron          Delaware VIP     Gartmore Dreyfus Dreyfus MidCap
                         Century VP      Century VP     Century VP   Capital Asset  Small Cap Value  GVIT MidCap      Stock
                         Balanced        International  Value






1999
 Beginning Unit Value                                    $14.54                        $10.00
 Ending Unit Value                                       $23.66                        $11.40
 Number of Units Outstanding                             602,867                       502,097
 Net Assets (000's)                                      $14,264                       $5,723

1998
 Beginning Unit Value                                    $12.35
 Ending Unit Value                                       $14.54
 Number of Units Outstanding                             560,117
 Net Assets (000's)                                      $8,147

1997
 Beginning Unit Value                                    $10.49
 Ending Unit Value                                       $12.35
 Number of Units Outstanding                             298,157
 Net Assets (000's)                                      $3,683

1996
 Beginning Unit Value                                    $10.00
 Ending Unit Value                                       $10.49
 Number of Units Outstanding                             13,400
 Net Assets (000's)                                      $141

------------------------------------------------------------------------------------------------------------------------------------





                                                                                    Federated Fund
                                         Dreyfus VIF                    Federated   for U.S.         Federated
                         Dreyfus VIF     Developing     Dreyfus VIF     American    Government       Capital Income   Janus Aspen
                         Appreciation    Leaders        Growth & Income Leaders II  Securities II       II          Series Balanced

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


Date Sub-Account Commenced  05/03/99      06/13/03        5/03/99       11/01/96       11/01/96       5/01/97           06/13/03
Operations

2005
 Beginning Unit Value        $9.38        $13.18         $9.46         $17.73          $14.83           $10.77            $11.49
 Ending Unit Value           $9.70        $13.82         $9.70         $18.46          $15.01           $11.35            $12.30
 Number of Units Outstanding 966,050      31,391         470,061       798,024         2,552,069        131,204           230,243
 Net Assets (000's)          $9,374       $434           $4,559        $14,734         $38,297          $1,489            $2,831

2004
 Beginning Unit Value        $9.00        $11.94         $8.88         $16.29          $14.44           $9.88             $10.68
 Ending Unit Value           $9.38        $13.18         $9.46         $17.73          $14.83           $10.77            $11.49
 Number of Units Outstanding 1,146,506    53,873         499,256       1,139,114       3,072,649        152,278           141,112
 Net Assets (000's)          $10,749      $710           $4,725        $20,197         $45,578          $1,640            $1,621

2003
 Beginning Unit Value        $7.49        $10.00         $7.08         $12.86          $14.23           $8.26             $10.00
 Ending Unit Value           $9.00        $11.94         $8.88         $16.29          $14.44           $9.88             $10.68
 Number of Units Outstanding 1,205,655    32,811         509,435       1,235,169       3,813,779        210,670           50,999
 Net Assets (000's)          $10,852      $392           $4,528        $20,143         $55,067          $2,082            $545

2002
 Beginning Unit Value        $9.07                       $9.56         $16.26          $13.16           $10.95
 Ending Unit Value           $7.49                       $7.08         $12.86          $14.23           $8.26
 Number of Units Outstanding 1,123,321                   479,690       1,404,975       5,341,399        208,766
 Net Assets (000's)          $8,416                      $3,398        $18,098         $75,984          $1,724

2001
 Beginning Unit Value        $10.09                      $10.24        $17.12          $12.40           $12.81
 Ending Unit Value           $9.07                       $9.56         $16.26          $13.16           $10.95
 Number of Units Outstanding 880,333                     778,050       1,491,691       4,482,043        238,710
 Net Assets (000's)          $7,987                      $7,440        $24,283         $58,968          $2,615

2000
 Beginning Unit Value        $10.24                      $10.73        $16.87          $11.27           $14.18
 Ending Unit Value           $10.09                      $10.24        $17.12          $12.40           $12.81
 Number of Units Outstanding 474,144                     264,684       1,211,956       3,179,462        260,840
 Net Assets (000's)          $4,784                      $2,714        $20,780         $39,417          $3,340

-----------------------------------------------------------------------------------------------------------------------------------





                                                                                  Federated Fund
                                         Dreyfus VIF                  Federated   for U.S.
                        Dreyfus VIF     Developing   Dreyfus VIF      American    Government     Federated          Janus Aspen
                        Appreciation    Leaders      Growth & Income  Leaders II  Securities II  Capital Income II  Series Balanced

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

1999
 Beginning Unit Value        $10.00                      $10.00        $15.95          $11.43           $14.07
 Ending Unit Value           $10.24                      $10.73        $16.87          $11.27           $14.18
 Number of Units Outstanding 245,395                     49,371        1,441,835       2,809,027        280,957
 Net Assets (000's)          $2,513                      $534          $24,346         $31,648          $3,985

1998
 Beginning Unit Value                                                  $13.67          $10.71           $12.45
 Ending Unit Value                                                     $15.95          $11.43           $14.07
 Number of Units Outstanding                                           1,761,482       2,136,709        416,024
 Net Assets (000's)                                                    $28,117         $24,427          $5,852

1997
 Beginning Unit Value                                                  $10.42          $9.97            $10.00
 Ending Unit Value                                                     $13.67          $10.71           $12.45
 Number of Units Outstanding                                           1,426,437       815,966          168,289
 Net Assets (000's)                                                    $19,505         $8,737           $2,095

1996
 Beginning Unit Value                                                  $10.00          $10.00
 Ending Unit Value                                                     $10.42          $9.97
 Number of Units Outstanding                                           65,889          9,330
 Net Assets (000's)                                                    $686            $93

-----------------------------------------------------------------------------------------------------------------------------------




                                                                          Janus Aspen
                          Janus Aspen     Janus Aspen    Janus Aspen      Series        Janus Aspen       Oppenheimer
                          Series Flexible Series Growth  Series Large Cap International Series Worldwide  Global         PIMCO VIT
                          Bond            & Income       Growth           Growth        Growth            Securities VA  High Yield

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


Date Sub-Account Commenced 05/03/99     06/13/03        11/01/96        05/03/99       11/01/96        06/13/03       06/13/03
Operations

2005
 Beginning Unit Value        $13.35       $12.55         $14.95         $12.58          $15.96          $15.29            $11.77
 Ending Unit Value           $13.50       $13.98         $15.46         $16.51          $16.75          $17.33            $12.15
 Number of Units Outstanding 1,759,803    260,460        1,079,726      1,284,382       1,065,418       964,276           478,371
 Net Assets (000's)          $23,756      $3,642         $16,694        $21,202         $17,845         $16,707           $5,811

2004
 Beginning Unit Value        $12.95       $11.31         $14.43         $10.67          $15.36          $12.94            $10.83
 Ending Unit Value           $13.35       $12.55         $14.95         $12.58          $15.96          $15.29            $11.77
 Number of Units Outstanding 2,186,335    75,307         1,359,375      940,175         1,498,862       734,406           494,089
 Net Assets (000's)          $29,181      $945           $20,326        $11,831         $23,916         $11,226           $5,814

2003
 Beginning Unit Value        $12.27       $10.00         $11.05         $7.98           $12.49          $10.00            $10.00
 Ending Unit Value           $12.95       $11.31         $14.43         $10.67          $15.36          $12.94            $10.83
 Number of Units Outstanding 2,699,036    56,553         1,841,786      1,180,411       1,959,271       465,732           371,489
 Net Assets (000's)          $34,946      $640           $26,576        $12,597         $30,092         $6,025            $4,025

2002
 Beginning Unit Value        $11.20                      $15.16         $10.81          $16.91
 Ending Unit Value           $12.27                      $11.05         $7.98           $12.49
 Number of Units Outstanding 3,619,361                   2,411,606      1,715,998       2,821,900
 Net Assets (000's)          $44,421                     $26,640        $13,686         $35,252

2001
 Beginning Unit Value        $10.49                      $20.32         $14.20          $21.99
 Ending Unit Value           $11.20                      $15.16         $10.81          $16.91
 Number of Units Outstanding 2,866,207                   3,590,948      2,109,314       3,763,889
 Net Assets (000's)          $32,113                     $54,439        $22,800         $63,654

2000
 Beginning Unit Value        $9.95                       $23.98         $17.04          $26.30
 Ending Unit Value           $10.49                      $20.32         $14.20          $21.99
 Number of Units Outstanding 1,624,948                   4,289,162      2,082,710       4,803,181
 Net Assets (000's)          $17,043                     $87,143        $29,582         $105,639

-----------------------------------------------------------------------------------------------------------------------------------





                                                                          Janus Aspen
                          Janus Aspen      Janus Aspen                    Series         Janus Aspen      Oppenheimer
                          Series Flexible  Series Growth  Janus Aspen     International  Series Worldwide Global         PIMCO VIT
                          Income           & Income       Series Growth   Growth         Growth           Securities VA  High Yield

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

1999
 Beginning Unit Value        $10.00                       $16.79          $10.00         $16.13
 Ending Unit Value           $9.95                        $23.98          $17.04         $26.30
 Number of Units Outstanding 838,445                      3,396,683       772,937        4,259,845
 Net Assets (000's)          $8,347                       $81,453         $13,174        $112,048

1998
 Beginning Unit Value                                     $12.49                         $12.62
 Ending Unit Value                                        $16.79                         $16.13
 Number of Units Outstanding                              1,979,076                      3,616,710
 Net Assets (000's)                                       $33,242                        $58,337

1997
 Beginning Unit Value                                     $10.26                         $10.42
 Ending Unit Value                                        $12.49                         $12.62
 Number of Units Outstanding                              1,335,813                      2,208,664
 Net Assets (000's)                                       $16,678                        $27,868

1996
 Beginning Unit Value                                     $10.00                         $10.00
 Ending Unit Value                                        $10.26                         $10.42
 Number of Units Outstanding                              93,599                         51,982
 Net Assets (000's)                                       $960                           $541

-----------------------------------------------------------------------------------------------------------------------------------



                                                                       Pioneer VCT                                        Schwab
                          PIMCO VIT Low   PIMCO VIT     Pioneer Fund   Growth         Pioneer VCT      Prudential Series MarketTrack
                          Duration        Total Return  VCT Portfolio  Opportunities  Small Cap Value  Fund Equity Class  Growth II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


Date Sub-Account Commenced  06/13/03      05/02/05      05/01/97        05/03/99       06/13/03         05/03/99          11/01/96
Operations

2005
 Beginning Unit Value        $10.05        $10.00        $12.25          $13.35          $14.89           $9.54            $17.02
 Ending Unit Value           $10.07        $10.06        $12.89          $14.13          $16.97           $10.50           $17.85
 Number of Units Outstanding 1,805,174     511,482       328,504         720,993         354,741          148,552          815,592
 Net Assets (000's)          $18,177       $5,148        $4,236          $10,198         $6,029           $1,560           $14,558

2004
 Beginning Unit Value        $9.96                       $11.47          $11.01          $12.28           $8.79            $15.38
 Ending Unit Value           $10.05                      $12.25          $13.35          $14.89           $9.54            $17.02
 Number of Units Outstanding 1,705,181                   383,444         866,022         277,523          92,693           851,014
 Net Assets (000's)          $17,144                     $4,696          $11,577         $4,140           $884             $14,485

2003
 Beginning Unit Value        $10.00                      $9.27           $7.77           $10.00           $6.76            $12.22
 Ending Unit Value           $9.96                       $11.47          $11.01          $12.28           $8.79            $15.38
 Number of Units Outstanding 1,377,547                   467,227         899,779         110,301          92,393           897,279
 Net Assets (000's)          $13,714                     $5,359          $9,907          $1,354           $812             $13,807

2002
 Beginning Unit Value                                    $12.62          $12.57                           $8.81            $14.57
 Ending Unit Value                                       $9.27           $7.77                            $6.76            $12.22
 Number of Units Outstanding                             530,496         795,324                          57,585           881,998
 Net Assets (000's)                                      $4,918          $6,178                           $389             $10,778

2001
 Beginning Unit Value                                    $14.05          $10.64                           $10.05           $16.05
 Ending Unit Value                                       $12.62          $12.57                           $8.81            $14.57
 Number of Units Outstanding                             859,655         1,066,369                        119,514          896,576
 Net Assets (000's)                                      $10,848         $13,404                          $1,053           $13,067

2000
 Beginning Unit Value                                    $15.88          $11.44                           $9.85            $17.01
 Ending Unit Value                                       $14.05          $10.64                           $10.05           $16.05
 Number of Units Outstanding                             940,488         576,155                          159,971          818,621
 Net Assets (000's)                                      $13,212         $6,131                           $1,607           $13,138

-----------------------------------------------------------------------------------------------------------------------------------





                                                                                                                          Schwab
                          PIMCO VIT Low   PIMCO VIT     Pioneer Fund  Pioneer Growth  Pioneer Small  Prudential Series  MarketTrack
                          Duration        Total Return  VCT Portfolio Opportunities   Cap Value      Fund Equity Class  Growth II

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


1999
 Beginning Unit Value                                    $14.65          $10.00                           $10.00           $14.34
 Ending Unit Value                                       $15.88          $11.44                           $9.85            $17.01
 Number of Units Outstanding                             1,065,919       155,643                          32,428           560,533
 Net Assets (000's)                                      $16,928         $1,780                           $320             $9,532

1998
 Beginning Unit Value                                    $11.83                                                            $12.79
 Ending Unit Value                                       $14.65                                                            $14.34
 Number of Units Outstanding                             1,168,094                                                         447,514
 Net Assets (000's)                                      $17,116                                                           $6,416

1997
 Beginning Unit Value                                    $10.00                                                            $10.35
 Ending Unit Value                                       $11.83                                                            $12.79
 Number of Units Outstanding                             357,176                                                           284,530
 Net Assets (000's)                                      $4,226                                                            $3,638

1996
 Beginning Unit Value                                                                                                      $10.00
 Ending Unit Value                                                                                                         $10.35
 Number of Units Outstanding                                                                                               16,525
 Net Assets (000's)                                                                                                        $171

-----------------------------------------------------------------------------------------------------------------------------------



                                                                 DWS Dreman High    DWS Capital   DWS Growth       DWS Large Cap
                          Schwab Money Market   Schwab S&P 500   Return Equity VIP  Growth VIP    & Income VIP     Value VIP

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


Date Sub-Account Commenced   11/01/96          11/01/96            05/02/05          05/03/99       05/03/99         05/02/05
Operations
2005
 Beginning Unit Value         $12.31             $17.58              $10.00            $8.54          $8.37            $10.00
 Ending Unit Value            $12.55             $18.26              $10.79            $9.23          $8.80            $10.47
 Number of Units Outstanding  4,715,418          5,037,740           159,933           300,559        150,972          21,833
 Net Assets (000's)           $59,235            $92,063             $1,725            $2,774         $1,328           $229

2004
 Beginning Unit Value         $12.31             $16.04                                $7.98          $7.66
 Ending Unit Value            $12.31             $17.58                                $8.54          $8.37
 Number of Units Outstanding  4,934,291          5,807,198                             285,636        196,536
 Net Assets (000's)           $60,763            $102,165                              $2,440         $1,644

2003
 Beginning Unit Value         $12.32             $12.62                                $6.34          $6.09
 Ending Unit Value            $12.31             $16.04                                $7.98          $7.66
 Number of Units Outstanding  6,586,308          6,460,145                             353,028        273,363
 Net Assets (000's)           $81,092            $103,661                              $2,817         $2,094

2002
 Beginning Unit Value         $12.26             $16.40                                $9.03          $7.99
 Ending Unit Value            $12.32             $12.62                                $6.34          $6.09
 Number of Units Outstanding  11,154,891         6,117,652                             320,017        244,202
 Net Assets (000's)           $137,495           $77,178                               $2,029         $1,488

2001
 Beginning Unit Value         $11.93             $18.83                                $11.30         $9.09
 Ending Unit Value            $12.26             $16.40                                $9.03          $7.99
 Number of Units Outstanding  13,479,708         6,729,128                             438,902        376,108
 Net Assets (000's)           $165,358           $110,371                              $3,964         $3,006

2000
 Beginning Unit Value         $11.35             $20.95                                $12.64         $9.36
 Ending Unit Value            $11.93             $18.83                                $11.30         $9.09
 Number of Units Outstanding  12,387,477         5,933,342                             403,433        190,165
 Net Assets (000's)           $147,767           $111,752                              $4,557         $1,728

-----------------------------------------------------------------------------------------------------------------------------------



                                                                 DWS Dreman High    DWS Capital   DWS Growth       DWS Large Cap
                          Schwab Money Market   Schwab S&P 500   Return Equity VIP  Growth VIP    & Income VIP     Value VIP

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

1999
 Beginning Unit Value         $10.93              $17.54                               $10.00         $10.00
 Ending Unit Value            $11.35              $20.95                               $12.64         $9.36
 Number of Units Outstanding  9,858,627           5,457,283                            186,640        61,409
 Net Assets (000's)           $111,967            $114,346                             $2,360         $575

1998
 Beginning Unit Value         $10.49              $13.81
 Ending Unit Value            $10.93              $17.54
 Number of Units Outstanding  6,647,088           4,084,150
 Net Assets (000's)           $72,692             $71,644

1997
 Beginning Unit Value         $10.07              $10.52
 Ending Unit Value            $10.49              $13.81
 Number of Units Outstanding  4,114,003           2,115,860
 Net Assets (000's)           $43,163             $29,224


                              $10.00              $10.00
                              $10.07              $10.52
                              297,046             62,674
                              $2,991              $659


*On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio after that date.

-------------------------------------------------------------------------------


                                                     Universal                                                    Wells Fargo
                              DWS Small Cap      Institutional Fund      Van Kampen LIT      Van Kampen LIT    Advantage Multi Cap
                              Index VIP          U.S. Real Estate*       Comstock           Growth & Income          Value

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------


Date Sub-Account Commenced       05/03/99             09/17/97            05/02/05            05/02/05             05/03/99
Operations
2005
 Beginning Unit Value             $15.00               $22.23              $10.00              $10.00               $11.55
 Ending Unit Value                $15.51               $25.80              $10.61              $11.02               $13.34
 Number of Units Outstanding      833,460              708,617             70,737              79,968               642,411
 Net Assets (000's)               $12,923              $18,297             $751                $881                 $8,569

2004
 Beginning Unit Value             $12.85               $16.44                                                       $9.97
 Ending Unit Value                $15.00               $22.23                                                       $11.55
 Number of Units Outstanding      1,084,191            971,354                                                      960,428
 Net Assets (000's)               $16,261              $21,606                                                      $11,090

2003
 Beginning Unit Value             $8.85                $12.06                                                       $7.27
 Ending Unit Value                $12.85               $16.44                                                       $9.97
 Number of Units Outstanding      1,223,240            1,117,565                                                    1,209,130
 Net Assets (000's)               $15,713              $18,379                                                      $12,086

2002
 Beginning Unit Value             $11.24               $12.26                                                       $9.54
 Ending Unit Value                $8.85                $12.06                                                       $7.27
 Number of Units Outstanding      930,019              1,059,611                                                    1,361,907
 Net Assets (000's)               $8,228               $12,782                                                      $9,923

2001
 Beginning Unit Value             $11.10               $11.25                                                       $9.24
 Ending Unit Value                $11.24               $12.26                                                       $9.54
 Number of Units Outstanding      843,685              830,637                                                      1,463,902
 Net Assets (000's)               $9,484               $10,186                                                      $13,995

2000
 Beginning Unit Value             $11.65               $8.86                                                        $8.64
 Ending Unit Value                $11.10               $11.25                                                       $9.24
 Number of Units Outstanding      464,935              786,877                                                      553,906
 Net Assets (000's)               $5,162               $8,860                                                       $5,146

-----------------------------------------------------------------------------------------------------------------------------------





                                                     Universal                                                    Wells Fargo
                              DWS Small Cap      Institutional Funds     Van Kampen LIT     Van Kampen LIT     Advantage Multi Cap
                              Index VIP           U.S. Real Estate*      Comstock           Growth & Income         Value

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

1999
 Beginning Unit Value             $10.00               $9.25                                                        $10.00
 Ending Unit Value                $11.65               $8.86                                                        $8.64
 Number of Units Outstanding      203,338              347,481                                                      91,471
 Net Assets (000's)               $2,369               $3,083                                                       $817

1998
 Beginning Unit Value                                  $10.56
 Ending Unit Value                                     $9.25
 Number of Units Outstanding                           308,021
 Net Assets (000's)                                    $2,854

1997
 Beginning Unit Value                                  $10.00
 Ending Unit Value                                     $10.56
 Number of Units Outstanding                           176,075
 Net Assets (000's)                                    $1,859



-------------------------------------------------------------------------------

*On September 22, 2000, the net assets of the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio were merged into this underlying Portfolio. The data shown above reflects financial information for the Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio until September 22, 2000, and for the Morgan Stanley Universal Institutional Funds U.S. Real Estate Portfolio after that date.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Appendix B--Market Value Adjustments
The amount available for a full surrender, partial withdrawal, or Transfer equals the amount requested plus or minus the Market Value Adjustment (MVA).The MVA is calculated by multiplying the amount requested by the Market Value Adjustment Factor (MVAF).

The MVA formula
The MVA is determined using the following formula:

MVA = (amount applied) X (Market Value Adjustment Factor) The MVAF is:

{[(1 + i)/(1 + j +.10%)] N/12} - 1

Where:
o i is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the date the stated rate of interest was established for the Guarantee Period. The term of i is measured in years and equals the term of the Guarantee Period.
o j is the U.S. Treasury Strip ask side yield as published in the Wall Street Journal on the last business day of the week prior to the week the Guarantee Period is broken. The term of j equals the remaining term to maturity of the Guarantee Period, rounded up to the higher number of years.
o  N is the number of complete months remaining until maturity.

The MVA will equal 0 if:
o  i and j differ by less than .10%
o  N is less than 6

Examples
Following are four examples of Market Value Adjustments illustrating (1) increasing interest rates, (2) decreasing interest rates, (3) flat interest rates (i and j are within .10% of each other), and (4) less than 6 months to maturity.


Example 1--Increasing Interest Rates

------------------------------- -------------------------------
Deposit                         $25,000 on November 1, 1996
------------------------------- -------------------------------
------------------------------- -------------------------------
Maturity date                   December 31, 2005
------------------------------- -------------------------------
------------------------------- -------------------------------
Interest Guarantee Period       10 years
------------------------------- -------------------------------
------------------------------- -------------------------------
i                               Assumed to be 6.15%
------------------------------- -------------------------------
------------------------------- -------------------------------
Surrender date                  July 1, 2000
------------------------------- -------------------------------
------------------------------- -------------------------------
J                               7.00%
------------------------------- -------------------------------
------------------------------- -------------------------------
Amount surrendered              $10,000
------------------------------- -------------------------------
------------------------------- -------------------------------
N                               65
------------------------------- -------------------------------

MVAF    = {[(1 + i)/(1 + j + .10%)]N/12} - 1
        = {[1.0615/1.071]65/12} - 1
        = .952885 - 1
        = -.047115

MVA     = (amount transferred or surrendered) x MVAF
        = $10,000 x - .047115
        = - $471.15

Surrender Value = (amount transferred or surrendered + MVA)
        = ($10,000 + - $471.15)
        = $9,528.85

Example 2--Decreasing Interest Rates
------------------------------- -------------------------------
Deposit                         $25,000 on November 1, 1996
------------------------------- -------------------------------
------------------------------- -------------------------------
Maturity date                   December 31, 2005
------------------------------- -------------------------------
------------------------------- -------------------------------
Interest Guarantee Period       10 years
------------------------------- -------------------------------
------------------------------- -------------------------------
i                               Assumed to be 6.15%
------------------------------- -------------------------------
------------------------------- -------------------------------
Surrender date                  July 1, 2000
------------------------------- -------------------------------
------------------------------- -------------------------------
J                               5.00%
------------------------------- -------------------------------
------------------------------- -------------------------------
Amount surrendered              $10,000
------------------------------- -------------------------------
------------------------------- -------------------------------
N                               65
------------------------------- -------------------------------

MVAF    = {[(1 + i)/(1 + j + .10%)]N/12} - 1
        = {[1.0615/1.051]65/12} - 1
        = .055323

MVA     = (amount transferred or surrendered) x MVAF
        = $10,000 x .0055323
        = $553.23

Surrender Value = (amount transferred or surrendered + MVA)
        = ($10,000 + $553.23)
        = $10,553.23

Example 3--Flat Interest Rates (i and j are within .10% of each other)
------------------------------- -------------------------------
Deposit                         $25,000 on November 1, 1996
------------------------------- -------------------------------
------------------------------- -------------------------------
Maturity date                   December 31, 2005
------------------------------- -------------------------------
------------------------------- -------------------------------
Interest Guarantee Period       10 years
------------------------------- -------------------------------
------------------------------- -------------------------------
I                               Assumed to be 6.15%
------------------------------- -------------------------------
------------------------------- -------------------------------
Surrender date                  July 1, 2000
------------------------------- -------------------------------
------------------------------- -------------------------------
J                               6.24%
------------------------------- -------------------------------
------------------------------- -------------------------------
Amount surrendered              $10,000
------------------------------- -------------------------------
------------------------------- -------------------------------
N                               65
------------------------------- -------------------------------

MVAF    = {[(1 + i)/(1 + j + .10%)]N/12} - 1
        = {[1.0615/1.0634]65/12} - 1
        = .99036 - 1
        = -.00964
However, [i-j] <.10%, so MVAF = 0

MVA     = (amount transferred or surrendered) x MVAF
        = $10,000 x 0
        = $0

Surrender Value = (amount transferred or surrendered + MVA)
        = ($10,000 + $0)
        = $10,000

Example 4--N equals less than six months to maturity
------------------------------- -------------------------------
Deposit                         $25,000 on November 1, 1996
------------------------------- -------------------------------
------------------------------- -------------------------------
Maturity date                   December 31, 2005
------------------------------- -------------------------------
------------------------------- -------------------------------
Interest Guarantee Period       10 years
------------------------------- -------------------------------
------------------------------- -------------------------------
i                               assumed to be 6.15%
------------------------------- -------------------------------
------------------------------- -------------------------------
Surrender date                  July 1, 2005
------------------------------- -------------------------------
------------------------------- -------------------------------
J                               7.00%
------------------------------- -------------------------------
------------------------------- -------------------------------
Amount surrendered              $10,000
------------------------------- -------------------------------
------------------------------- -------------------------------
N                               5
------------------------------- -------------------------------

MVAF    = {[(1 + i)/(1 + j + .10%)]N/12} - 1
        = {[1.0615/1.071]5/12} - 1
        = .99629 - 1
        = -.00371
However, N<6, so MVAF = 0

MVA     = (amount transferred or surrendered) x MVAF
        = $10,000 x 0
        = $0

Surrender Value = (amount transferred or surrendered + MVA)
        = ($10,000 + $0)
        = $10,000

------------------------------------------------------------------------------
Appendix C--Net Investment Factor
The net investment factor is determined by dividing (a) by (b), and subtracting
(c) from the result where:

(a) is the net result of:
     1) the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
     2) the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus
     3) a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Sub-Account, and

(b) is the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period, and

(c) is an amount representing the mortality and expense risk charge deducted from each Sub-Account on a daily basis. Such amount is equal to 0.85%.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease, or remain unchanged.

The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.

                            VARIABLE ANNUITY-1 SERIES
                                     ACCOUNT




                            Flexible Premium Deferred
                         Combination Variable and Fixed
                               Annuity Contracts


                                    issued by


                       Great-West Life & Annuity Insurance
                                    Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                            Telephone: (800) 468-8661
                               (Outside Colorado)
                            (800) 547-4957 (Colorado)





                             STATEMENT OF ADDITIONAL
                                   INFORMATION






This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2006, which is available without charge by contacting the Annuity Administration Department, P.O. Box 173920 Denver, Colorado 80217-3920 or at 1-800-838-0650.

                                   May 1, 2006

                                TABLE OF CONTENTS


                                                                          Page

GENERAL INFORMATION........................................................B-

GREAT-WEST  LIFE  &  ANNUITY INSURANCE COMPANY
AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT..................................B-

CALCULATION OF ANNUITY PAYMENTS............................................B-
         -Fixed Annuity Options............................................B-
         -Variable Annuity Options.........................................B-

POSTPONEMENT OF PAYMENTS...................................................B-

SERVICES...................................................................B-
         -Safekeeping of Series Account Assets.............................B-
         -Independent Registered Public Accounting Firm....................B-
         -Principal Underwriter............................................B-

WITHHOLDING................................................................B-

FINANCIAL STATEMENTS.......................................................B-

                               GENERAL INFORMATION

         In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


     Great-West Life & Annuity Insurance Company (the "Company" or "GWL&A"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. GWL&A is a wholly owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Mr. Paul Desmarais, through a group of private holding companies that he controls, has voting control of Power Corporation of Canada.



     The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.

     Best's Insurance Reports has assigned the Company to its highest of ten categories for financial strength and operating performance at A+, "Superior." Fitch, Inc. has assigned the Company its second highest rating of eight categories to AA+, "Very Strong." Standard & Poor's Corporation has assigned the Company to its second highest of nine categories with an AA, "Very Strong." Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa3 (Excellent) which is its second highest category of nine categories.

                         CALCULATION OF ANNUITY PAYMENTS

         A.  Fixed Annuity Options

     The amount of each annuity payment under a fixed annuity option is fixed and guaranteed by the Company. On the Payout Commencement Date, the Annuity Account Value held in the Guarantee Period Fund, with a Market Value Adjustment, if applicable, less Premium Tax, if any, is computed and that portion of the Annuity Account Value which will be applied to the fixed annuity option selected is determined. The amount of the first monthly payment under the fixed annuity option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply to the annuity option selected. The dollar amounts of any fixed annuity payments will not vary during the entire period of annuity payments and are determined according to the provisions of the annuity option selected.

         B.  Variable Annuity Options


     To the extent a variable annuity option has been selected, the Company converts the Accumulation Units for each Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payout Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first monthly payment by the Annuity Unit Value on the fifth Valuation Date preceding the date the first payout is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the Annuity Payout Period.

     The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the fifth Valuation Date preceding the Payout Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the fifth Valuation Date preceding the date the annuity payout is due. The total amount of each Variable Annuity Payment will be the sum of the variable annuity payments for each Sub-Account.


                            POSTPONEMENT OF PAYMENTS

     With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by Great-West Annuity Administration Department. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for the Company to determine the investment experience, of such Accumulation or Annuity Units or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

                                    SERVICES

         A.  Safekeeping of Series Account Assets

     The assets of the Series Account are held by GWL&A. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to Great-West Lifeco Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) in the aggregate, which covers all officers and employees of GWL&A.

         B.  Independent Registered Public Accounting Firm

     Deloitte & Touche LLP, 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202, serves as GWL&A's and the Series Account's independent registered public accounting firm. Deloitte & Touche LLP examines financial statements for GWL&A and the Series Account and provides other audit, tax, and related services.


     The consolidated balance sheets of GWL&A as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005, as well as the statements of assets and liabilities of the Series Account as of December 31, 2005, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, which are included in this Statement of Additional
Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as set forth in their reports appearing therein.


         C.  Principal Underwriter

     The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), an affiliate of GWL&A. GWFS is a Delaware corporation and is a member of NASD. The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety. The aggregate dollar amount of commissions paid to, and retained by, GWFS or any previous principal underwriter for the Contracts was zero for the last three fiscal years.


         D.  Administrative Services

     Certain administrative services are provided by GWFS to assist GWL&A in processing the Contracts. These services are described in written agreements between GWFS and GWL&A. The total compensation paid to GWFS in connection with these services was zero for the last three fiscal years.



                                   WITHHOLDING

     Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

     Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a taxpayer identification number ("TIN") (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                              FINANCIAL STATEMENTS


     The consolidated financial statements of GWL&A should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.

    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


       To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company
       Greenwood Village, Colorado

       We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. Our audits also included the financial statement schedule listed in the Index at Item 8. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedule based on our audits.

       We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedule, when considered in relation to the basic consolidated financial statements taken as a whole, presents fairly in all material respects the information set forth therein.



       DELOITTE & TOUCHE LLP

       Denver, Colorado
       March 27, 2006

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                      (In Thousands, Except Share Amounts)



                                                                                           December 31,
                                                                         --------------------------------------------------
                                                                                  2005                       2004
                                                                         -----------------------    -----------------------
     ASSETS
     INVESTMENTS:
       Fixed maturities, available-for-sale, at fair value
        (amortized cost $13,736,055 and $12,911,071)                  $           13,767,417     $          13,224,505
       Equity investments, at fair value (cost $518,614
        and $591,474)                                                               524,212                    637,434
       Mortgage loans on real estate (net of
        allowances of $15,661 and $30,339)                                         1,460,559                 1,543,507
       Policy loans                                                                3,715,888                 3,548,225
       Short-term investments, available-for-sale (cost
        approximates fair value)                                                   1,070,049                   708,801
       Other investments                                                               4,659                      -
                                                                         -----------------------    -----------------------
           Total Investments                                                      20,542,784                19,662,472
                                                                         -----------------------    -----------------------

     OTHER ASSETS:
       Cash                                                                           57,903                   110,518
       Reinsurance receivable:
        Related party                                                                654,965                 1,072,940
        Other                                                                        256,156                   260,409
       Deferred policy acquisition costs                                             335,406                   301,603
       Deferred ceding commission                                                     81,408                    82,648
       Investment income due and accrued                                             150,876                   159,398
       Receivables related to uninsured accident
        and health plan claims (net of allowances of
        $18,404 and $22,938)                                                         145,203                   144,312
       Premiums in course of collection (net of
        allowances of $5,227 and $7,751)                                             106,518                    95,627
       Deferred income taxes                                                         190,044                   138,845
       Collateral for securities lending program                                     145,193                   349,913
       Due from parent and affiliates                                                 26,646                    66,966
       Other assets                                                                  630,588                   492,299
     SEPARATE ACCOUNT ASSETS                                                      14,455,710                14,155,397
                                                                         -----------------------    -----------------------
     TOTAL ASSETS                                                     $           37,779,400     $          37,093,347
                                                                         =======================    =======================





                                                                                                         (Continued)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004
                      (In Thousands, Except Share Amounts)




                                                                                                 December 31,
                                                                                     --------------------------------------
                                                                                          2005                  2004
                                                                                     ----------------     -----------------
     LIABILITIES AND STOCKHOLDER'S EQUITY
     POLICY BENEFIT LIABILITIES:
       Policy reserves:
        Related party                                                            $        4,835,896   $        5,170,447
        Other                                                                            13,387,868           12,771,872
       Policy and contract claims                                                           371,670              360,862
       Policyholders' funds                                                                 348,937              327,409
       Provision for policyholders' dividends                                               111,626              118,096
       Undistributed earnings on participating business                                     178,907              192,878
     GENERAL LIABILITIES:
       Due to parent and affiliates                                                         240,929              220,823
       Repurchase agreements                                                                755,905              563,247
       Commercial paper                                                                      95,064               95,044
       Payable under securities lending agreements                                          145,193              349,913
       Other liabilities                                                                    789,984              722,998
     SEPARATE ACCOUNT LIABILITIES                                                        14,455,710           14,155,397
                                                                                     ----------------     -----------------
           Total Liabilities                                                             35,717,689           35,048,986
                                                                                     ----------------     -----------------

     COMMITMENTS AND CONTINGENCIES                                                             -                    -

     STOCKHOLDER'S EQUITY:
       Preferred stock, $1 par value, 50,000,000 shares
        authorized, none issued and outstanding                                                -                    -
       Common stock, $1 par value; 50,000,000 shares
        authorized; 7,032,000 shares issued and outstanding                                   7,032                7,032
       Additional paid-in capital                                                           728,701              725,935
       Accumulated other comprehensive income (loss)                                        (16,818)             118,795
       Retained earnings                                                                  1,342,796            1,192,599
                                                                                     ----------------     -----------------
           Total Stockholder's Equity                                                     2,061,711            2,044,361
                                                                                     ----------------     -----------------


     TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                  $       37,779,400   $       37,093,347
                                                                                     ================     =================







     See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF INCOME
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)




                                                                                 Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                       2005                2004                2003
                                                                 -----------------    ----------------    ----------------
     REVENUES:
       Premium income:
        Related party (net of premiums ceded totaling
          $5,185, $260,445 and $815)                           $       329,175      $       (22,880)    $     1,595,357
        Other (net of premiums ceded totaling
         $279,007, $428,010 and $460,277)                              895,961              693,948             657,540
       Fee income                                                      964,699              915,644             840,072
       Net investment income                                         1,072,528            1,033,307             988,400
       Net realized gains on investments                                38,977               57,947              39,560
                                                                 -----------------    ----------------    ----------------
           Total revenues                                            3,301,340            2,677,966           4,120,929
                                                                 -----------------    ----------------    ----------------
     BENEFITS AND EXPENSES:
       Life and other policy benefits (net of
        reinsurance recoveries totaling $263,043,
        $396,886 and $410,430)                                       1,042,085              853,676             573,976
       Increase (decrease) in reserves:
        Related party                                                  147,466             (186,972)          1,450,185
        Other                                                           26,678              (69,901)             51,320
       Interest paid or credited to contract holders                   478,659              517,807             514,846
       Provision for policyholders' share of earnings
        (loss) on participating business                                (3,039)              10,181               1,159
       Dividends to policyholders                                      100,613              108,822              92,118
                                                                 -----------------    ----------------    ----------------
           Total benefits                                            1,792,462            1,233,613           2,683,604
       Commissions                                                     187,115              193,943             180,673
       Operating expenses                                              755,293              740,740             753,336
       Premium taxes                                                    33,470               33,030              31,675
                                                                 -----------------    ----------------    ----------------
           Total benefits and expenses                               2,768,340            2,201,326           3,649,288
                                                                 -----------------    ----------------    ----------------
     INCOME BEFORE INCOME TAXES                                        533,000              476,640             471,641
     PROVISION FOR INCOME TAXES:
       Current                                                         141,337              152,028             173,181
       Deferred                                                         20,108               (1,808)            (19,561)
                                                                 -----------------    ----------------    ----------------
           Total income taxes                                          161,445              150,220             153,620
                                                                 -----------------    ----------------    ----------------

     NET INCOME                                                $       371,555      $       326,420     $       318,021
                                                                 =================    ================    ================








     See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)




                                                                                         Accumulated
                                                                                     Other Comprehensive
                                                                                       Income (Loss)
                                                                                 --------------------------
                                                                                 Unrealized     Minimum
                                                                    Additional     Gains        Pension
                                           Preferred     Common     Paid-in      (Losses) on   Liability      Retained
                                             Stock       Stock      Capital      Securities    Adjustment     Earnings      Total
                                          ----------   ---------   -----------  ------------- -------------  -----------  ---------
Balances, January 1, 2003                $       -   $    7,032  $    719,709  $    163,500  $   (12,884)   $  787,099  $ 1,664,456
Net income                                                                                                     318,021      318,021
Other comprehensive income (loss)                                                   (26,369)       3,573                    (22,796)
                                                                                                                          ----------
  Total comprehensive income                                                                                                295,225
Dividends                                                                                                      (75,711)     (75,711)
Income tax benefit on stock compensation                                2,656                                                 2,656
                                          ----------   ---------   -----------  ------------- -------------  -----------  ----------
Balances, December 31, 2003                      -        7,032       722,365       137,131       (9,311)    1,029,409    1,886,626

Net income                                                                                                      326,420     326,420
Other comprehensive loss                                                             (3,585)      (5,440)                    (9,025)
                                                                                                                          ----------
  Total comprehensive income                                                                                                317,395
Dividends                                                                                                     (163,230)   (163,230)
Income tax benefit on stock compensation                                3,570                                                 3,570
                                          ----------   ---------   -----------  ------------- -------------  -----------  ----------
Balances, December 31, 2004                      -        7,032       725,935       133,546      (14,751)     1,192,599    2,044,361

Net income                                                                                                      371,555     371,555
Other comprehensive loss                                                           (125,280)     (10,333)                  (135,613)
                                                                                                                          ----------
  Total comprehensive income                                                                                                235,942
Dividends                                                                                                     (221,358)   (221,358)
Income tax benefit on stock compensation                                2,766                                                 2,766
                                          ----------   ---------   -----------  ------------- -------------  -----------  ----------
Balances, December 31, 2005              $       -   $    7,032  $    728,701  $      8,266  $    (25,084)  $ 1,342,796  $ 2,061,711
                                          ==========   =========   ===========  ============= =============  ===========  ==========








See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)





                                                                                Year Ended December 31,
                                                                 -------------------------------------------------------
                                                                      2005              2004                 2003
                                                                 ----------------  ------------------   ----------------
     OPERATING ACTIVITIES:
       Net income                                              $       371,555   $       326,420      $       318,021
       Adjustments to reconcile net income to net
        cash provided by operating activities:
         Earnings allocated to participating policyholders
                                                                        (3,039)           10,181                1,159
         Amortization of premiums and discounts on
         investments                                                   (52,712)           28,367              (64,126)
         Net realized gains on investments                             (38,977)          (57,947)             (39,560)
         Depreciation and amortization                                  81,847            93,580               95,542
         Deferral of acquisition costs                                 (50,437)          (52,693)             (49,245)
         Deferred income taxes                                          20,108            (1,808)             (19,561)
       Changes in assets and liabilities, net of
        effects from acquisitions:
         Policy benefit liabilities                                     86,845          (106,912)             478,066
         Reinsurance receivable                                        120,793            21,352              (71,123)
         Receivables                                                     1,022           (34,056)             (33,621)
         Other, net                                                   (186,760)           74,488               55,531
                                                                 ----------------  ------------------   ----------------
     Net cash provided by operating activities                         350,245           300,972              671,083
                                                                 ----------------  ------------------   ----------------

     INVESTING ACTIVITIES:
       Proceeds from sales, maturities and
        redemptions of investments:
        Fixed maturities available-for-sale                         14,741,780        13,615,290           13,886,015
        Mortgage loans on real estate                                  250,112           368,734              191,353
        Equity investments                                             240,886           148,685               86,908
       Purchases of investments:
        Fixed maturities available-for-sale                        (15,105,051)      (13,715,370)         (14,128,309)
        Mortgage loans on real estate                                 (122,078)          (50,577)             (11,690)
        Equity investments                                            (121,881)         (323,551)            (369,650)
       Net change in short-term investments                           (361,248)          143,397             (136,798)
       Acquisitions, net of cash acquired                                 -                 -                (128,636)
       Other, net                                                       64,504          (124,944)              96,155
                                                                 ----------------  ------------------   ----------------
     Net cash (used in) provided by investing activities              (412,976)           61,664             (514,652)
                                                                 ----------------  ------------------   ----------------







                                                                                                          (Continued)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                                 (In Thousands)




                                                                                            Year Ended December 31,
                                                                            --------------------------------------------------------
                                                                                  2005                2004                2003
                                                                            -----------------   -----------------   ----------------
     FINANCING ACTIVITIES:
       Contract deposits                                                  $    1,166,502      $      668,381      $       479,257
       Contract withdrawals                                                   (1,195,166)           (964,759)            (659,603)
       Change in due to parent and affiliates                                     60,426             (52,784)              (2,066)
       Change in bank overdrafts                                                   7,034             (63,148)              32,068
       Dividends paid                                                           (221,358)           (163,230)             (75,711)
       Net commercial paper borrowings (repayments)                                   20              (1,388)                (213)
       Net repurchase agreements borrowings                                      192,658             173,532               66,515
                                                                            -----------------   -----------------   ----------------
     Net cash provided by (used in) financing activities                          10,116            (403,396)            (159,753)
                                                                            -----------------   -----------------   ----------------

     Net decrease in cash                                                        (52,615)            (40,760)              (3,322)
     Cash, beginning of year                                                     110,518             151,278              154,600
                                                                            -----------------   -----------------   ----------------

     Cash, end of year                                                    $       57,903      $      110,518      $       151,278
                                                                            =================   =================   ================

     Supplemental disclosures of cash flow information:

       Cash paid during the year for:
        Income taxes                                                      $       93,608      $      147,287      $       144,273
        Interest                                                                  17,553              15,220               16,155


       Non-cash investing and financing transactions during the year:
         Assets acquired from acquisitions, net of cash                   $           -       $          -        $     3,658,111
         Assets transferred from The Canada Life Assurance   Company
          (See Note 3)                                                            634,811                -              3,037,684
         Recapture of reinsurance assets by The Canada Life Assurance
          Company (See note 3)                                                        -              (196,781)               -
         Fair value of asset acquired in settlement of fixed
            maturity investment                                                     4,659                -                   -






     See notes to consolidated financial statements.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company and its subsidiaries (collectively, the "Company") is a direct wholly-owned subsidiary of GWL&A Financial Inc. ("GWL&A Financial"), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco Inc. ("Lifeco"). The Company offers a wide range of life insurance, health insurance and retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

       Basis of presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses on mortgage loans, deferred policy acquisition costs, derivative instruments, valuation of privately placed fixed maturities, employee benefits plans and taxes on income. Actual results could differ from those estimates.

       The consolidated financial statements include the accounts of the Company and its subsidiaries. The Company employs the equity method of accounting for investments in which it has more than a minor equity interest or more than minor influence over the entity's operations, but does not have a controlling interest. The Company employs the cost method of accounting for investments in which it has a minor equity interest and virtually no influence over the entity's operations. All material intercompany transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2004 and 2003 consolidated financial statements and related notes to conform to the 2005 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. The Company has classified its fixed maturity investments as available-for-sale and carries them at fair value with the net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder's equity section of its consolidated balance sheets. Net unrealized gains and losses related to participating contract policies are recorded as undistributed earnings on participating business.

              Premiums and discounts are recognized as a component of net investment income using the scientific interest method. Realized gains and losses and declines in value determined to be other-than-temporary are included in net realized gains on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the scientific interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgment is based upon past loss experience, current and projected economic conditions and extensive situational analysis of each individual loan. The measurement of impaired loans is based upon the fair value of the collateral.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       3. Equity investments are carried at fair value with net unrealized gains and losses, net of deferred taxes, reported as accumulated other comprehensive income (loss) in the stockholder's equity section of the Company's consolidated balance sheets. The Company classifies its equity investments not accounted for under the equity method of accounting as available-for-sale. The Company uses the equity method of accounting for investments in which it has more than a minority interest and has influence in the entity's operating and financial policies, but does not have a controlling interest. Realized gains and losses and declines in value, determined to be other-than-temporary, are included in net realized gains on investments.

       4.     Policy loans are carried at their unpaid balances.

       5. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       6. Gains and losses realized on disposal of investments are determined on a specific identification basis.

7. From time to time, the Company may employ a trading strategy that involves the sale of securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty files for bankruptcy or becomes insolvent. In such cases, the Company's right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included in repurchase agreements in the accompanying consolidated balance sheets. The liability is collateralized by securities with approximately the same value.

       8. The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivative financial instruments - All derivatives, whether designated in hedging relationships or not, are recorded on the consolidated balance sheets at fair value. Accounting for the ongoing changes in the fair value of a derivative depends upon the intended use of the derivative and its designation as determined when the derivative contract is entered into. If the derivative is designated as a fair value hedge, the changes in its fair value and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income on the Company's consolidated balance sheets and are recognized in the consolidated income statements when the hedged item affects earnings. Changes in the fair value of derivatives not qualifying for hedge accounting and the ineffective portion of cash flow hedges are recognized in net investment income in the period of the change.

       Cash - Cash includes only amounts in demand deposit accounts.

       Bank overdrafts - The Company's cash management system provides for the reimbursement of all major bank disbursement accounts on a daily basis. Checks issued but not yet presented to banks for payment frequently result in overdraft balances for accounting purposes and are included in other liabilities in the accompanying consolidated balance sheets. At December 31, 2005 and 2004, this liability was $142,325 and $135,291, respectively.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Internal use software - Capitalized internal use software development costs, net of accumulated depreciation, in the amounts of $86,766 and $74,021 are included in other assets at December 31, 2005 and 2004, respectively. The Company capitalized $26,873, $21,484 and $27,882 of internal use software development costs during the years ended December 31, 2005, 2004 and 2003, respectively.

       Deferred policy acquisition costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's sales representatives related to the production of new business, have been deferred to the extent recoverable. The recoverability of such costs is dependent upon the future profitability of the related business. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium-paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs, which is reflected in operating expenses, was $47,496, $40,536 and $36,283 during the years ended December 31, 2005, 2004 and 2003, respectively.

       Separate accounts - Separate account assets and related liabilities are carried at fair value in the accompanying consolidated balance sheets. The Company's separate accounts invest in shares of Maxim Series Fund, Inc., an open-end management investment company, which is an affiliate of the Company, and shares of other non-affiliated mutual funds and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contract holders and, therefore, are not included in the Company's consolidated statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges. The Company's separate accounts include mutual funds or other investment options that, beginning in 2005, purchase guaranteed interest annuity contracts issued by the Company. During the year ended December 31, 2005, these purchases totaled $363,440. As the general account investment contracts are also included in the separate account balances in the accompanying consolidated balance sheets, the Company has reduced the separate account assets and liabilities by $318,907 at December 31, 2005 to avoid the overstatement of assets and liabilities in its consolidated balance sheet at that date.

       Life insurance and annuity reserves - Life insurance and annuity policy reserves with life contingencies in the amounts of $12,421,030 and $12,115,519 at December 31, 2005 and 2004, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies in the amounts of $5,727,506 and $4,831,428 at December 31, 2005 and 2004,
       respectively, are established at the contract holder's account value.

       Reinsurance - Policy reserves and policy and contract claims ceded to other insurance companies are carried as a reinsurance receivable in the accompanying consolidated balance sheets. The cost of reinsurance related to long duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

       Policy and contract claims - Policy and contract claims include provisions for claims incurred but not reported and claims in the process of settlement. The provision for claims incurred but not reported is valued based primarily on the Company's prior experience. The claims in the process of settlement are valued in accordance with the terms of the related policies and contracts.

       Participating fund account - The Company sells participating policies in which the policyholder shares in the Company's participating earnings through policyholder dividends that reflect the difference between the premium charged and the actual experience. The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Participating life and annuity policy reserves are $6,607,453 and $6,290,994 at December 31, 2005 and 2004, respectively. Participating business approximates 30.5%, 29.2% and 34.3% of the Company's individual life insurance in-force and 42.0%, 74.3% and 66.4% of individual life insurance premium income at December 31, 2005, 2004 and 2003, respectively.

       The Company has established a Participating Policyholder Experience Account ("PPEA") for the benefit of all participating policyholders, which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general account assets.

       The Company has also established a Participation Fund Account ("PFA") for the benefit of the participating policyholders previously transferred to it from The Great-West Life Assurance Company ("GWL") under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Recognition of premium and fee income and benefits and expenses - Life insurance premiums are recognized when due. Annuity contract premiums with life contingencies are recognized as received. Accident and health insurance premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance and contract administration and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured health insurance business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for policy reserves. The average crediting rate on annuity products was approximately 4.0%, 4.3%, and 5.2%, during the years ended December 31, 2005, 2004 and 2003, respectively.

       Income taxes - Income taxes are recorded using the asset and liability method of recognition in which the recognition of deferred tax assets and liabilities for expected future tax consequences of events have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock options - Lifeco maintains the Great-West Lifeco Inc. Stock Option Plan (the "Plan") that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. The Company accounts for stock options granted under the plan in accordance with the recognition and measurement principles of Accounting Principles Board Opinion 25 "Accounting for Stock Issued to Employees," ("APB No. 25") and related interpretations. No stock-based employee compensation cost is reflected in net income in the accompanying consolidated financial statements, as all options granted under the plan had an exercise price equal to the market value of the underlying common stock on the date of grant.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table illustrates the effect on consolidated net income during the years ended December 31, 2005, 2004 and 2003 if the Company had applied the fair value recognition provisions of Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123"), as revised by Statement of Financial Accounting Standards No. 123R "Share-Based Payment" ("SFAS No. 123R"), to stock-based employee compensation. See "Application of recent accounting pronouncements" below regarding changes to the accounting for stock options that the Company implemented on January 1, 2006.


                                                                           Year Ended December 31,
                                                            ------------------------------------------------------
                                                                  2005               2004               2003
                                                             ---------------    ---------------    ---------------
       Net income, as reported                            $      371,555     $      326,420     $       318,021
       Less, compensation expense for the fair value
          of stock options, net of related tax effects            (3,061)            (3,352)             (3,105)
                                                             ---------------    ---------------    ---------------
       Proforma net income                                $      368,494     $     323,068      $       314,916
                                                             ===============    ===============    ===============

       Regulatory requirements - In accordance with the requirements of the Colorado Division of Insurance, the Company must demonstrate that it maintains adequate capital. At December 31, 2005 and 2004, the Company was in compliance with the requirement (See Note 9).

       In accordance with the requirements of the regulatory authorities in the states in which the Company conducts its business, it is required to maintain deposits with those authorities for the purpose of security to policy and contract holders. The Company generally fulfills this requirement with the deposit of United States government obligations.

       Application of recent accounting pronouncements - In December 2004, the FASB issued Statement of Financial Accounting Standards No. 123R "Share-Based Payment" ("SFAS No. 123R"). SFAS 123R replaces Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" ("SFAS No. 123") and supersedes Accounting Principles Board Opinion No. 25 "Accounting for Stock Issued to Employees" ("APB No.25"). SFAS No. 123R requires a company to use the fair value method to account for its stock-based employee compensation and to provide certain other additional disclosures. Previously, the Company elected to only disclose the proforma impact of recording the fair value of stock options under the provisions of SFAS No. 123 in the notes to its consolidated financial statements. The Company adopted the provisions of SFAS No. 123R on January 1, 2006. Upon adoption, the Company recorded an increase to additional paid-in capital and a deferred tax asset in the amount of $21,305 and it does not expect the adoption of SFAS No. 123R to have a material effect on results of operations.

       In November 2005, the FASB issued Staff Position No. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1 and 124-1"). FSP 115-1 and 124-1 supersedes Emerging Issues Task Force Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and amends Statement of Financial Accounting Standards No. 115 "Accounting for Certain Investments in Debt and Equity Securities," Statement of Financial Accounting Standards No. 124 "Accounting for Certain Investments Held by Not-for-Profit Organizations" and Accounting Principles Board Opinion No. 18 "The Equity Method of Accounting for Investments in Common Stock." FSP 115-1 and 124-1 addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of an impairment loss. FSP 115-1 and 124-1 also includes provisions for accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP 115-1 and 124-1 is effective for reporting periods beginning after December 15, 2005 with earlier adoption permitted. The Company adopted FSP 115-1 and 124-1 during its fiscal quarter ended December 31, 2005. The adoption of FSP 115-1 and 124-1 did not have a material effect on the Company's consolidated financial position or results of its operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


2.     ACQUISITIONS

       On July 10, 2003, Lifeco completed its acquisition of Canada Life Financial Corporation ("Canada Life"). Canada Life is a Canadian based holding company that is the owner of insurance companies with businesses principally in Canada, the United Kingdom, the United States and Ireland. On December 31, 2003 Canada Life sold two direct wholly-owned subsidiaries, Canada Life Insurance Company of New York ("CLINY") and Canada Life Insurance Company of America ("CLICA") to the Company for cash in the amount of $235,000. These acquisitions have been accounted for as a "reorganization of businesses under common control" and, accordingly, the assets and liabilities of CLICA and CLINY were recorded at Lifeco's cost basis, and the results of operations of CLICA and CLINY subsequent to July 10, 2003 are included in the Company's consolidated statements of income. CLINY and CLICA sell individual and group insurance and annuity products in the United States. Since the time of its acquisition by Lifeco, the marketing and sale of Canada Life's insurance and annuity businesses in the United States, including that of the Company, have ceased.

       The Company's statements of income include the following related to CLICA and CLINY for the period from July 10 to December 31, 2003:

                                              Period July 10, 2003
                                              to December 31, 2003
                                            --------------------------
       Total revenues                     $            105,868
                                            --------------------------
       Benefits                                         92,193
       Operating expenses                                9,385
                                            --------------------------
        Total benefits and expenses                    101,578
                                            --------------------------
       Income from operations                            4,290
       Income taxes                                      1,501
                                            --------------------------
       Net income                         $              2,789
                                            ==========================

       On December 31, 2005, CLINY was merged with First Great-West Life & Annuity Insurance Company, another wholly-owned subsidiary of the Company. Upon completion of the merger, CLINY's name was changed to First Great-West Life & Annuity Insurance Company.

3.     RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the United States operations of The Great-West Life Assurance Company ("GWL"), a wholly-owned subsidiary of Lifeco and investment services for London Reinsurance Group, an indirect subsidiary of GWL. Beginning in 2003, the Company began providing administrative and operational services for the United States operations of Canada Life. The following table presents revenue and expense reimbursement from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon estimated costs incurred (including a profit charge) and resources expended based upon the number of policies, certificates in-force and/or administered assets.

                                                                                   Year Ended December 31,
                                                                     -----------------------------------------------------
                                                                          2005              2004                2003
                                                                     ---------------    --------------     ---------------
      Investment management revenue included
        in net investment income                                  $       7,377      $      6,304       $       3,355
       Administrative and underwriting expense
        reimbursement included in operating expenses                      1,367             1,820               1,859
                                                                     ---------------    --------------     ---------------
      Total                                                       $       8,744      $      8,124       $       5,214
                                                                     ===============    ==============     ===============


       At December 31, 2005 and 2004, due from parent and affiliates includes $13,625 and $55,915, respectively, due on demand from GWLA Financial and $13,021 and $11,051, respectively, due on demand from Canada Life Assurance Company.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       At December 31, 2005 and 2004, due to parent and affiliates includes a note payable and accrued interest to GWL&A Financial in the amount of $195,873 and $195,843 respectively, a note payable and accrued interest to GWL in the amount of $25,338 at each date, and amounts due on demand to GWL of $19,718 and $0, respectively.

       The note payable to GWL&A Financial was issued as a surplus note on November 15, 2004, with a face amount of $195,000 and carrying amounts of $194,174 and $194,164 at December 31, 2005 and 2004, respectively. The surplus note bears interest at the rate of 6.675% per annum, payable in arrears on each May 14 and November 14. The surplus note matures on November 14, 2034. On December 16, 2004, the Company used the proceeds from the issuance of the surplus note to redeem its $175,000 subordinated note payable to GWL&A Financial and for general corporate purposes. Payments of principal and interest under the surplus note shall be made only out of surplus funds of the Company and only with prior written approval of the Commissioner of Insurance of the State of Colorado when the Commissioner of Insurance is satisfied that the financial condition of the Company warrants such action pursuant to applicable Colorado law. Payments of principal and interest on the surplus note are payable only if at the time of such payment and after giving effect to the making thereof, the Company's surplus would not fall below two and one half times the authorized control level as required by the most recent risk-based capital calculations.

       The note payable to GWL matures on October 1, 2006 and bears interest at the rate of 5.4% per annum. The holder may not demand payment before the maturity date.

       Interest expense attributable to these related party obligations was $14,396, $15,189 and $14,345 for the years ended December 31, 2005, 2004 and 2003, respectively.

       On August 31, 2003, the Company and The Canada Life Assurance Company ("CLAC"), a wholly owned subsidiary of Canada Life, entered into an indemnity reinsurance agreement pursuant to which the Company assumed 80% (45% coinsurance and 35% coinsurance with funds withheld) of certain United States life, health and annuity business of CLAC. As a result of the transaction, the Company recorded $1,426,362 in both premium income and increase in reserves.

       On February 29, 2004, CLAC recaptured the group life and health business from the Company associated with the original indemnity reinsurance agreement dated August 31, 2003. As a result of this transaction, the Company recorded an income statement impact in the amount of $256,318 of negative premium income and change in reserves. The Company recorded, at fair value, the following at February 29, 2004 as a result of this transaction:


       Assets                                                       Liabilities and Stockholder's Equity
       -----------------------------------------------------------  ------------------------------------------------------
       Cash                              $         (126,105)        Policy reserves             $         (286,149)
       Reinsurance receivable                      (152,077)        Policy and contract claims             (32,755)
       Deferred ceding commission                   (29,831)        Policyholders' funds                    (3,982)
       Premiums in course of
         collection                                 (14,873)
                                            ----------------------                                 -----------------------
                                         $         (322,886)                                    $         (322,886)
                                            ======================                                 =======================

       During the third quarter of 2004, the deferred ceding commission asset and certain policy reserve liabilities acquired as part of this reinsurance transaction were both decreased by $157,000 based on the Company's final analysis of the policy reserves it acquired. CLAC had not previously computed policy liabilities under GAAP, which required the Company to estimate the amount of liabilities assumed, which was $3,037,684 at September 1, 2003. These adjustments did not have a material effect on the Company's consolidated financial position or the results of its operations.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The reinsurance receivable relates to the amount due to the Company for reserves ceded by coinsurance with funds withheld. The Company's return on this reinsurance receivable is the interest and other investment returns earned, as defined by the agreement, on a segregated pool of investments of CLAC's United States branch. Pursuant to an interpretation of Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), as amended, the Company has identified an embedded derivative for its exposure to interest rate and credit risk on the segregated pool of investments. As this embedded derivative does not qualify for hedge accounting, it was marked to market resulting in the Company's net income decreasing by $8,454 and $5,282, net of policyholder related amounts and deferred taxes, during the years ended December 31, 2005 and 2004, respectively.

       Effective April 1, 2005, the Company and CLAC amended the indemnity reinsurance agreement to allow for periodic transfers of funds withheld assets. Under the amended agreement, the remaining funds withheld assets will be transferred to the Company prior to December 31, 2007. During 2005, CLAC transferred $538,123 of assets to the Company as follows:


       Assets (In thousands)                                             Liabilities and Stockholder's Equity
       ----------------------------------------------------------------  -------------------------------------------------
       Fixed maturities                           $         414,623                                   $          -
       Mortgages                                             49,218
       Investment income due and accrued                      4,282
       Cash                                                  70,000
       Reinsurance receivable                              (538,123)
                                                     ------------------                                   ----------------
                                                  $            -                                      $          -
                                                     ==================                                   ================

       As a result of these transfers, the reinsured 80% of the life, health and annuity business is currently 59% coinsurance and 21% coinsurance with funds withheld.

       On December 31, 2005, a wholly-owned subsidiary of the Company and CLAC entered into a reinsurance agreement on a coinsurance with funds withheld basis pursuant to which the Company assumed a certain specific in-force block of term life insurance of CLAC. The Company recorded $166,688 in both premium income and increase in reserves associated with these policies.

       The Company recorded, at fair value, the following at December 31, 2005 as a result of this transaction:

       Assets                                                            Liabilities and Stockholder's Equity
       ----------------------------------------------------------------  -------------------------------------------------
       Reinsurance receivable                      $     166,688         Policy reserves                $     166,688
                                                     ------------------                                   ----------------
                                                   $     166,688                                        $     166,688
                                                     ==================                                   ================

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


4.     SUMMARY OF INVESTMENTS

       The following table summarizes fixed maturities and equity securities available-for-sale at December 31, 2005:



                                                                          December 31, 2005
                                       ----------------------------------------------------------------------------------------
                                                             Gross             Gross             Estimated
                                         Amortized        Unrealized         Unrealized             Fair           Carrying
           Fixed Maturities:               Cost              Gains             Losses              Value             Value
      ----------------------------     --------------    --------------    ---------------      -------------    --------------
      U.S. government direct
        obligations and U.S.
        agencies                   $      3,366,237   $        30,488   $        28,638      $      3,368,087 $     3,368,087

      Obligations of U.S.
        states and their
        subdivisions                      1,279,318            35,117            12,202             1,302,233       1,302,233
      Foreign government                     21,402                                 193                21,349          21,349
                                                                 140
      Corporate debt securities           5,461,994           114,375            87,027             5,489,342       5,489,342
      Mortgage-backed and
        asset-backed securities           3,607,104            32,626            53,324             3,586,406       3,586,406
                                       --------------    --------------    ---------------      -------------    --------------
      Total fixed maturities       $     13,736,055   $       212,746    $      181,384       $    13,767,417 $    13,767,417
                                       ==============    ==============    ===============      =============    ==============

      Total equity investments     $        518,614   $        10,208   $         4,610      $        524,212 $       524,212
                                       ==============    ==============    ===============      =============    ==============

       The following table summarizes fixed maturities and equity securities available-for-sale at December 31, 2004:


                                                                          December 31, 2004
                                       ----------------------------------------------------------------------------------------
                                                            Gross              Gross            Estimated
                                         Amortized        Unrealized         Unrealized            Fair            Carrying
          Fixed Maturities:                Cost             Gains              Losses             Value              Value
     -----------------------------     --------------    -------------     ---------------     -------------     --------------
      U.S. Government direct
       obligations and U.S.
       agencies                     $     3,107,235   $      55,242     $        8,687      $      3,153,790  $     3,153,790
     Obligations of U.S.
       states and their
       subdivisions                       1,197,912          61,951              4,930             1,254,933        1,254,933
     Foreign government                      15,759             276                218                15,817           15,817
     Corporate debt securities            5,257,308         203,603             38,163             5,422,748         5,422,748
      Mortgage-backed and
       asset-backed securities            3,332,857          65,994             21,634             3,377,217        3,377,217
                                       --------------    -------------     ---------------     -------------     --------------
     Total fixed maturities         $    12,911,071   $     387,066     $       73,632      $     13,224,505  $    13,224,505
                                       ==============    =============     ===============     =============     ==============

     Total equity investments       $       591,474   $      47,015     $        1,055      $        637,434  $       637,434
                                       ==============    =============     ===============     =============     ==============

       See Note 5 for additional information on policies regarding estimated fair value of fixed maturities.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2005, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                        December 31, 2005
                                                                         -------------------------------------------------
                                                                               Amortized                  Estimated
                                                                                  Cost                   Fair Value
                                                                         -----------------------    ----------------------
       Due in one year or less                                       $             932,118       $            943,663
       Due after one year through five years                                     3,131,675                  3,134,823
       Due after five years through ten years                                    1,679,671                  1,701,358
       Due after ten years                                                       1,761,878                  1,782,991
       Mortgage-backed and asset-backed securities                               6,230,713                  6,204,582
                                                                         -----------------------    ----------------------
                                                                     $          13,736,055       $         13,767,417
                                                                         =======================    ======================



       Mortgage-backed and asset-backed securities include collateralized mortgage obligations that consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

       The following table summarizes information regarding the sales of fixed maturities for the years ended December 31, 2005, 2004 and 2003:



                                                                                  Year Ended December 31,
                                                                  --------------------------------------------------------
                                                                       2005                 2004                2003
                                                                  ----------------      --------------     ---------------
       Proceeds from sales                                           12,977,396      $    6,150,160    $      7,852,152
       Gross realized gains from sales                                   33,629             103,892              72,815
       Gross realized losses from sales                                 (40,800)            (59,930)            (43,214)

       Derivative financial instruments - The Company makes limited use of derivative financial instruments to manage interest rate, market credit and foreign exchange risk associated with its invested assets. Derivatives are not used for speculative purposes.

       The Company controls the credit risk of its derivative contracts through credit approvals, limits and monitoring procedures. Risk of loss is generally limited to the fair value of derivative instruments and not to the notional or contractual amounts of the derivatives. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance of derivative financial instruments have occurred or are expected to occur.

       Fair value hedges - Written call options are used in conjunction with interest rate swap agreements to effectively convert fixed rate bonds to variable rate bonds as part of the Company's overall asset/liability matching program.

       The Company's use of derivatives treated as fair value hedges has been nominal during the last three years. The ineffective portions of hedges had no material impact on net income during the years ended December 31, 2005, 2004 and 2003.

       Cash flow hedges - Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa. Interest rate caps are interest rate protection instruments that require the payment by a counter party to the Company of an interest rate differential only if interest rates rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate maturity investments as well as to adjust the duration of the overall investment portfolio.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Hedge ineffectiveness in the amount of $567 was recorded as an increase to net investment income during the year ended December 31, 2005 and $3,534 and $125 were recorded as decreases to net investment income during the years ended December 31, 2004 and 2003, respectively.

       Unrealized derivative gains and losses included in accumulated other comprehensive income are reclassified into earnings at the time interest income is recognized. Derivative gains in the amounts of $1,311, $975 and $1,024 were reclassified to net investment income during the years ended December 31, 2005, 2004 and 2003, respectively. As of December 31, 2005, the Company estimates that $1,031 of net derivative gains included in other comprehensive income will be reclassified into net investment income within the next twelve months.

       Derivatives not designated as hedging instruments - The Company attempts to match the timing of when interest rates are committed on insurance products with other new investments. However, timing differences may occur and can expose the Company to fluctuating interest rates. To offset this risk, the Company uses U.S. Treasury futures contracts. The Company also utilizes U.S. Treasury futures as a method of adjusting the duration of the overall portfolio.

       The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions, are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2004, the Company had one such security that has been created through the combination of a credit default swap and a U.S. Government Agency security. This security was sold prior to December 31, 2005.

       The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e. the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at its fair value.

       Although the above-mentioned derivatives are effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting treatment under Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("SFAS No. 133"), as amended. As such, periodic changes in the market value of these instruments are recorded in net investment income. During the year ended December 31, 2005, a decrease in the amount of $793 was recognized in net investment income from market value changes of derivatives not receiving hedge accounting treatment, while increases to net investment income in the amounts of $4,043 and $1,007 were recognized during the years ended December 31, 2004 and 2003, respectively. These amounts exclude the impact of the embedded derivative discussed in Note 3.

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following tables summarize derivative financial instruments at December 31, 2005 and 2004:


                                                                         December 31, 2005
                                           -------------------------------------------------------------------------------
                                              Notional
                                               Amount                Strike / Swap Rate                   Maturity
                                           ---------------    ---------------------------------    -----------------------
                                                                                                       January 2006 -
      Interest rate swaps               $       360,013                2.72% - 6.54%                   February 2045

                                                                                                        July 2006 -
      Credit default swaps                      102,952                     N/A                        November 2007

      Foreign currency                                                                                  July 2006 -
       exchange contracts                        19,000                     N/A                        November 2006

      Options:
       Calls                                     22,000                   Various                      February 2006

      Futures:
       Ten year U.S. Treasury:
         Long position                            2,100                     N/A                          March 2006
       Five year U.S. Treasury:
         Long position                           23,500                     N/A                          March 2006
         Short position                          16,000                     N/A                          March 2006

      Total return swap:
         Receivable for coinsurance
         with funds withheld                    510,295                   Variable                     Indeterminable


                                                                        December 31, 2004
                                          -------------------------------------------------------------------------------
                                            Notional
                                             Amount                Strike / Swap Rate                    Maturity
                                          --------------     --------------------------------     -----------------------

      Interest rate caps               $       300,000                   11.65%                        January 2005

                                                                                                     February 2006 -
      Interest rate swaps                      221,264                2.40% - 5.20%                     March 2031

                                                                                                      October 2005 -
      Credit default swaps                     145,085                     N/A                        November 2007

      Foreign currency                                                                                 June 2005 -
       exchange contracts                       27,585                     N/A                        November 2006
       Options:
        Calls                                   22,000                  Various                      February 2006

      Futures:
       Thirty year U.S. Treasury:
          Long position                         33,300                     N/A                          March 2005
          Short position                        15,000                     N/A                          March 2005
       Ten year U.S. Treasury:
          Long position                         18,600                     N/A                          March 2005
          Short position                        36,400                     N/A                          March 2005
       Five year U.S. Treasury:
          Long position                        113,000                     N/A                          March 2005
          Short position                         3,000                     N/A                          March 2005

      Total return swap:
         Receivable for coinsurance
         with funds withheld                 1,087,416                  Variable                      Indeterminable


                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

       Mortgage loans - The following table summarizes information with respect to impaired mortgage loans at December 31, 2005 and 2004:


                                                                                                 December 31,
                                                                                      ------------------------------------
                                                                                           2005                2004
                                                                                      ---------------     ----------------
      Loans, net of related allowance for credit losses of
        $6,213 and $13,000                                                         $       4,906       $       8,700
      Loans with no related allowance for credit losses                                     -                  5,560
      Average balance of impaired loans during the year                                   14,096               25,049
      Interest income recognized while impaired                                             750                 890
      Interest income received and recorded while impaired
        using the cash basis method of recognition                                          702                1,029

       As part of its active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $18,283 and $18,881 at December 31, 2005 and 2004, respectively.

       The following table summarizes activity in the allowance for mortgage loan credit losses for the years 2005, 2004 and 2003:


                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                2004                2003
                                                                   ----------------    ---------------     ---------------
      Balance, January 1                                        $       30,339      $      31,889       $       55,654
      Release of provision                                              (8,000)             (3,192)             (9,817)
      Amounts written off, net of recoveries                            (6,678)               (304)            (15,766)
      Recoveries                                                            -                1,946               1,818
                                                                   ----------------    ---------------     ---------------
      Balance, December 31                                      $       15,661      $       30,339      $       31,889
                                                                   ================    ===============     ===============

       The changes to the allowance for mortgage loan credit losses are recorded in net realized gains on investments.

       Equity investments -The carrying value of the Company's equity investments was $524,212 and $637,434 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, the Company had investments in the amounts of $132,233 and $199,162, respectively, in an exchange-traded fund, which invests in corporate debt securities. Upon redemption of the fund, the Company has the option of receiving the underlying debt securities or the redemption value of the investment.

       At December 31, 2005 and 2004, the Company had $374,295 and $360,377, respectively, invested in limited partnerships and limited liability corporations. The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2005 and 2004 were $33,648 and $85,867, respectively.

       Securities pledged, restricted assets and special deposits - The Company pledges investment securities it owns to unaffiliated parties through certain transactions, including securities sold under agreements to repurchase, futures contracts and state regulatory deposits.

       The Company had securities on deposit with governmental authorities as required by certain insurance laws with carrying values in the amounts of $63,688 and $60,353 at December 31, 2005 and 2004, respectively.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The Company participates in a securities lending program whereby securities, which are included in invested assets in the accompanying consolidated balance sheets, are loaned to third parties. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost in the amounts of $138,530 and $336,949 and estimated fair values in the amounts of $139,146 and $340,755 were on loan under the program at December 31, 2005 and 2004, respectively. The Company was liable for collateral under its control in the amounts of $145,193 and $349,913 at December 31, 2005 and 2004, respectively.

       Additionally, the fair value of margin deposits related to futures contracts was approximately $2,313 and $4,310 at December 31, 2005 and 2004, respectively.

       Impairment of fixed maturities and equity investments - The Company classifies all of its fixed maturities and equity investments as available-for-sale and marks them to market with the related net gain or loss, net of policyholder related amounts and deferred taxes, being recorded in other comprehensive income in the stockholder's equity section in the accompanying consolidated balance sheets. All securities with gross unrealized losses at the consolidated balance sheet date are subjected to the Company's process for identifying other-than-temporary impairments.

       The Company writes securities down to their fair values when it deems a security to be other-than-temporarily impaired. A realized loss is recorded in the period the securities are deemed to be so impaired, and adjusts the cost basis of the securities accordingly. The Company does not adjust the revised cost basis for subsequent recoveries in value.

       The assessment of whether an other-than-temporary impairment has occurred is based upon management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described below, regarding the security issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations and future earnings potential of the issuer.

       Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

        o    Fair value is significantly below cost.
        o The decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area.
        o The decline in fair value has existed for an extended period of time.
        o    A debt security has been downgraded by a rating agency.
        o    The financial condition of the issuer has deteriorated.
        o Dividends have been reduced/eliminated or scheduled interest payments have not been made.

       While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired security.

       The Company's portfolio of fixed maturities fluctuates in value based upon interest rates in financial markets and other economic factors. These fluctuations, caused by market interest rate changes, have little bearing on whether or not the investment will be ultimately recoverable. Therefore, the Company considers these declines in value as temporary, even for periods exceeding one year.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following tables summarize unrealized investment losses by class of investment at December 31, 2005 and 2004. The Company considers these investments to be only temporarily impaired.



                                                                          December 31, 2005
                                 ---------------------------------------------------------------------------------------------------
                                     Less than twelve months           Twelve months or longer                     Total
                                 --------------------------------   -------------------------------     ----------------------------
                                  Estimated         Unrealized        Estimated        Unrealized        Estimated       Unrealized
        Fixed Maturities:         Fair value           Loss          Fair value           Loss          Fair value          Loss
    --------------------------   -------------     -------------    --------------    -------------     ------------    ------------
     U.S. Government
      direct obligations
      and U.S. agencies       $     1,332,248   $      20,663    $       327,392   $       7,975     $    1,659,640  $       28,638
    Obligations of U.S.
      states and their
      subdivisions                    355,708           4,876            190,828           7,326            546,536          12,202
    Foreign governments                10,997              56              2,863             137             13,860             193
    Corporate debt
      securities                    1,899,246          45,172            903,183          41,855          2,802,429          87,027
    Mortgage-backed
      and asset-backed
      securities                    1,590,209          26,855            714,946          26,469          2,305,155          53,324
                                 -------------     -------------    --------------    -------------     ------------    ------------
    Total fixed maturities          5,188,408   $      97,622    $     2,139,212   $      83,762     $    7,327,620  $      181,384
                                 =============     =============    ==============    =============     ============    ============
    Total equity
    investments                $       129,081  $       4,449    $        3,414   $         161      $      132,495   $       4,610
                                  ============     ============     =============    =============    =============    =============

                                                                          December 31, 2004
                                  --------------------------------------------------------------------------------------------------
                                     Less than twelve months           Twelve months or longer                    Total
                                  ------------------------------    ------------------------------    ------------------------------
                                   Estimated        Unrealized        Estimated       Unrealized       Estimated        Unrealized
        Fixed Maturities:         Fair value           Loss          Fair value          Loss          Fair value          Loss
    --------------------------    ------------     -------------    --------------   -------------    -------------    -------------
     U.S. Government
      direct obligations
      and U.S. agencies        $       850,994  $       4,000    $       220,214          4,687    $    1,071,208   $        8,687
    Obligations of U.S.
      states and their
      subdivisions                     160,000          2,256            107,556          2,674           267,556            4,930
    Foreign governments                 59,208            193              8,525             25            67,733              218
    Corporate debt
      securities                       648,979         11,298            600,119         26,865         1,249,098           38,163
    Mortgage-backed
      and asset-backed
      securities                       555,898          7,605            283,131         14,029           839,029           21,634
                                  ------------     -------------    --------------   -------------    -------------    -------------
    Total fixed maturities     $     2,275,079  $      25,352    $     1,219,545         48,280    $    3,494,624   $       73,632
                                  ============     =============    ==============   =============    =============    =============
    Total equity
    investments                $       109,411  $         652   $            867            403    $      110,278   $        1,055
                                  =============    ============    ===============   =============    =============    =============


       Fixed maturities - At December 31, 2005 and 2004, there were 1,134 and 480 securities, respectively, that had been in a loss position for less than twelve months with carrying values in the amounts of $5,188,408 and $2,275,079, respectively, and unrealized losses in the amounts of $97,622 and $25,352, respectively. At December 31, 2005 and 2004, less than 2% of these securities were rated non-investment grade. The losses on these securities are primarily attributable to changes in market interest rates and changes in credit spreads since the securities were acquired.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       At December 31, 2005 and 2004, there were 641 and 410 securities, respectively, that had been in a continuous loss position for twelve months or longer with carrying values in the amounts of $2,139,212 and $1,219,545, respectively, and unrealized losses in the amounts of $83,762 and $48,280, respectively.

       For the years ended December 31, 2005 and 2004, the Company recorded other-than-temporary impairments in the fair value of its available-for-sale investments in the amounts of $12,958 and $13,167, respectively.

       The Company has fixed maturity securities with fair values in the amounts of $13,312 and $19,518 that have been non-income producing for the twelve months preceding December 31, 2005 and 2004, respectively.

       U.S. Government direct obligations and U.S. agencies, obligations of U.S. states and their subdivisions and foreign governments - The unrealized losses on the Company's investments in U.S. Government direct obligations and U.S. agencies, obligations of U.S. States and their subdivisions, and foreign governments as of December 31, 2005 and 2004 were caused by market interest rate increases since the securities were acquired. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investments. All of these investments are rated A and above. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

       Mortgage-backed and asset-backed securities - Six issues have been in a continuous loss position for twelve months or longer with a fair value of $40,129 and a loss of $2,948 due to decrease in credit quality. Five of these six issues have manufactured housing collateral. The Company recognized other-than-temporary impairment of $4,001 on three of these securities during the year ended December 31, 2005. While the Company is in an unrealized loss position on these securities, payments continue to be made under their original terms and the Company believes the collateral is sufficient to repay remaining outstanding principal. All remaining losses in both categories are related to market interest rate increases since the purchase of the securities. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

       Corporate debt securities - In the automobile related industry, 12 securities have been in a loss position for less than twelve months with losses of $10,847. One security has been in a loss position for twelve months or longer with a loss of $1,946. There were 2 automobile industry securities upon which $7,992 of impairment write-downs were recognized during the year ended December 31, 2005. Based on the Company's analysis of the liquidity of the issuers of these investments, the Company considers the remaining principal to be fully recoverable under the contractual terms of the investments.

       In the airline industry, there were no securities in a loss position for less than twelve months. Twenty issues were in a loss position for twelve months or longer with losses of $1,829. There were 8 airline industry securities upon which $363 of impairment write-downs were recognized during the year ended December 31, 2005. Based on current and anticipated debt restructure agreements on these investments, the Company considers the remaining principal to be fully recoverable.

       The telephone and telecommunications industry has 25 securities with unrealized losses of $3,384 for less than twelve months and $3,798 for twelve months or longer. In the electric/utilities industry, there were 38 securities in a loss position for less than twelve months with an unrealized loss of $8,911. There were 40 securities in a loss position for twelve months or longer with an unrealized loss of $5,427. Less than $750 of the unrealized losses in these industries were related to a decrease in credit quality. The Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The remaining unrealized losses on the Company's investments in corporate debt securities in both categories are not concentrated in any one industry. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

       Equity investments - At December 31, 2005 and 2004, the Company had unrealized losses on equity investments in the amounts of $4,610 and $1,055, respectively. The increase in unrealized loss is primarily a result of the decline in market value of an exchange-traded bond fund whose value fluctuates with interest rates. Of the total unrealized loss of $4,610, $4,449 has been in a loss position for less than twelve months. At December 31, 2005, the Company has no information indicating that any of these investments are other-than-temporarily impaired.

5.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

       The following table summarizes the carrying amount and estimated fair value of the Company's financial instruments at December 31, 2005 and 2004:


                                                             December 31,                          December 31,
                                                  -----------------------------------    ----------------------------------
                                                                 2005                                  2004
                                                  -----------------------------------    ----------------------------------
                                                     Carrying           Estimated           Carrying          Estimated
                                                      Amount            Fair Value           Amount           Fair Value
                                                  ---------------     ---------------    ---------------    ---------------
      ASSETS:
       Fixed maturities and
        short-term investments                 $     14,837,466    $     14,837,466   $     13,933,306   $     13,933,306
       Equity investments                               524,212             524,212            637,434            637,434
       Mortgage loans on
        real estate                                   1,460,559           1,471,642          1,543,507          1,511,437
       Policy loans                                   3,715,888           3,715,888          3,548,225          3,548,225
       Derivatives                                        4,695               4,695              4,100              4,100
       Reinsurance receivable                           911,121             911,121          1,333,349          1,333,349

      LIABILITIES:
       Annuity contract reserves
        without life contingencies                    5,727,506           5,725,027          4,831,428          4,833,755
       Policyholders' funds                             348,937             348,937            327,409            327,409
       Due to parent and affiliates                     240,929             241,064            220,823            221,674
       Commercial paper                                  95,064              95,064             95,044             95,044
       Derivatives                                       12,789              12,789             13,563             13,563
       Repurchase agreements                            755,905             755,905            563,247            563,247

       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts that the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts of the Company's financial instruments.

       The estimated fair value of fixed maturities and equity investments that are publicly traded are obtained from an independent pricing service. To determine fair value of fixed maturity and equity investments that are not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. The fair value of a cost method investment is not estimated if there are no identified events or changes in circumstances that may have a significant adverse effect.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in its portfolio.

       Policy loans accrue interest at variable rates with no fixed maturity dates; therefore, estimated fair value approximates carrying value.

       The estimated fair value and carrying amount of reinsurance receivables at December 31, 2005 and 2004 includes $(34,063) and $13,372, respectively, representing the estimated fair value of the embedded derivative associated with the Company's reinsurance receivable under its coinsurance with funds withheld agreement with the United States branch of CLAC (See Note 3). Valuation of the derivative is based upon the estimated fair value of the segregated pool of assets from which the Company derives its return on the reinsurance receivable.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current interest crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount since the Company can change the interest crediting rates with 30 days notice.

       The estimated fair value of the notes payable to GWL&A Financial and GWL is based upon discounted cash flows at current market rates on high quality investments.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of these liabilities.

       Included in other assets at December 31, 2005 and 2004, are derivative financial instruments in the amounts of $4,695 and $4,100 respectively. Included in other liabilities at December 31, 2005 and 2004, are derivative financial instruments in the amounts of $12,789 and $13,563, respectively. The estimated fair value of over-the-counter derivatives, primarily consisting of interest rate swaps, which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors.

6.     ALLOWANCES ON POLICYHOLDER RECEIVABLES

       Amounts receivable for uninsured accident and health insurance plan claims paid on behalf of customers and premiums in the course of collection are generally uncollateralized. Such receivables are from a large number of policyholders dispersed throughout the United States and throughout many industry groups.

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health insurance plan claims and premiums in course of collection. Management's judgment is based upon past loss experience and current and projected economic conditions.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Activity in the allowances for amounts receivable related to uninsured accident and health insurance plan claims paid on behalf of customers is as follows:


                                                                         2005               2004                2003
                                                                    ----------------    --------------     ---------------
      Balance, January 1                                         $        22,938     $       32,329     $        42,144
      Amounts acquired by reinsurance                                       (394)            (1,859)                  -
      Provisions charged (reversed) to operations                           (507)              (517)              1,460
      Amounts written off, net of recoveries                              (3,633)            (7,015)            (11,275)
                                                                    ----------------    --------------     ---------------
      Balance, December 31                                       $        18,404     $       22,938     $        32,329
                                                                    ================    ==============     ===============

       Activity in the allowances for premiums in course of collection is as follows:

                                                                         2005               2004                2003
                                                                    ----------------    --------------     ---------------
      Balance, January 1                                         $        7,751      $        9,768     $        12,011
      Amounts acquired by reinsurance                                       (97)               (300)                  -
      Provisions charged (reversed) to operations                        (1,559)                 17               1,889
      Amounts written off, net of recoveries                               (868)             (1,734)             (4,132)
                                                                    ----------------    --------------     ---------------
      Balance, December 31                                       $        5,227      $        7,751     $         9,768
                                                                    ================    ==============     ===============

7.     REINSURANCE

       The Company enters into reinsurance transactions as both a provider and purchaser of reinsurance. In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains a maximum liability of $3,500 of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2005 and 2004, the reinsurance receivables had carrying values in the amounts of $911,121 and $1,333,349, respectively. Included in these amounts are $654,965 and $1,072,940 at December 31, 2005 and 2004, respectively, associated with reinsurance agreements with related parties. There were no allowances for potential uncollectible reinsurance receivables at either December 31, 2005 or 2004.

       In addition to the indemnity reinsurance agreement entered into with CLAC (See Note 3), the Great-West Healthcare division of the Company entered into a reinsurance agreement, effective January 1, 2003, with Allianz Risk Transfer (Bermuda) Limited ("Allianz") to cede 90% in 2003, 75% in 2004 and 40% in 2005 of direct written group health stop-loss and excess loss activity. This agreement was terminated on December 31, 2005.

       The following table summarizes life insurance in-force and total premium income at, and for the year ended, December 31, 2005:


                                                                                                               Percentage
                                                                                                                of Amount
                                     Written          Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in-force:
       Individual              $   50,652,853     $    (12,886,784)   $   16,347,463     $    54,113,532         30.2%
       Group                       43,537,222                 (211)            -              43,537,011          0.0%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $   94,190,075     $    (12,886,995)   $    16,347,463    $    97,650,543


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

                                                                                                               Percentage
                                                                                                                of Amount
                                     Written          Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Premium income:
       Life insurance          $      392,489     $       (51,946)    $      357,134     $       697,677         51.2%
       Accident/health                555,506            (231,489)           197,113             521,130         37.8%
       Annuities                        4,677                (757)             2,409               6,329         38.1%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $      952,672     $      (284,192)    $      556,656     $     1,225,136
                                 ================   ================    ===============    ================

       The following table summarizes life insurance in-force and life and accident/health premiums at, and for the year ended, December 31, 2004:


                                                                                                                Percentage
                                                                                                                 of Amount
                                     Written          Reinsurance         Reinsurance                             Assumed
                                     Direct              Ceded              Assumed              Net              to Net
                                 ----------------   ----------------    ----------------   ----------------    --------------
      Life insurance in-force
       Individual              $    50,946,388    $   (12,925,504)    $    14,080,477    $     52,101,361           27.0%
       Group                        48,101,396           (501,200)          1,142,649          48,742,845            2.3%
                                 ----------------   ----------------    ----------------   ----------------
           Total               $    99,047,784    $   (13,426,704)    $    15,223,126    $    100,844,206
                                 ================   ================    ================   ================

      Premium income:
       Life insurance          $       416,157    $       (54,610)    $       157,351    $       518,898            30.3%
       Accident/health                 628,257           (377,632)           (103,721)           146,904          (70.6)%
       Annuities                           745               (953)              5,474              5,266           103.9%
                                 ----------------   ----------------    ----------------   ----------------
           Total               $     1,045,159    $      (433,195)    $        59,104    $       671,068
                                 ================   ================    ================   ================

       The following table summarizes life insurance in-force and life and accident/health premiums at, and for the year ended, December 31, 2003:

                                                                                                               Percentage
                                                                                                                of Amount
                                     Written          Reinsurance        Reinsurance                             Assumed
                                     Direct              Ceded             Assumed               Net             to Net
                                 ----------------   ----------------    ---------------    ----------------   --------------
      Life insurance in-force:
       Individual              $    49,590,015    $    (16,483,477)   $    18,054,587    $    51,161,125         35.3%
       Group                        49,150,866             (18,941)        53,570,393        102,702,318         52.2%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $    98,740,881    $    (16,502,418)   $    71,624,980    $   153,863,443
                                 ================   ================    ===============    ================

      Premium income:
       Life insurance          $       355,791    $        (44,118)   $     1,301,560    $     1,613,233         80.7%
       Accident/health                 678,516            (423,592)           321,996            576,920         55.8%
       Annuities                         4,800                (500)            58,444             62,744         93.1%
                                 ----------------   ----------------    ---------------    ----------------
           Total               $     1,039,107    $       (468,210)   $     1,682,000    $     2,252,897
                                 ================   ================    ===============    ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


8.     COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 corporate credit facility. (See Note 17).

       The following table provides information regarding the Company's commercial paper program at December 31, 2005 and 2004:

                                                                                         December 31,
                                                                     ------------------------------------------------------
                                                                               2005                         2004
                                                                     --------------------------   --------------------------
      Commercial paper outstanding                                           $ 95,064                     $ 95,044
      Maturity range (days)                                                   10 - 86                      10 - 66
      Interest rate range                                                  3.99% - 4.48%                2.18% - 2.50%

9.     STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS AND OTHER MATTERS

       At December 31, 2005 and 2004, the Company had 50,000,000 shares of $1 par value preferred stock authorized, none of which were issued or outstanding at either date. In addition, the Company has 50,000,000 shares of $1 par value common stock authorized, 7,032,000 of which were issued and outstanding at both December 31, 2005 and 2004.

       The Company's net income (loss) and capital and surplus, as determined in accordance with statutory accounting principles and practices, for the years ended December 31, 2005, 2004 and 2003 are as follows:


                                                                                 Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                      2005                2004                 2003
                                                                 ----------------    ----------------     ----------------
                                                                   (Unaudited)
      Net income (loss)                                       $       391,631     $        402,341     $        (75,626)
      Capital and surplus                                           1,514,203            1,477,464            1,281,191

       Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. Dividends in the amounts of $221,358, $163,230 and $75,711, were paid on the Company's common stock during the years ended December 31, 2005, 2004 and 2003, respectively.

       The maximum amount of dividends that can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. Unaudited statutory capital and surplus and net gain from operations at December 31, 2005 were $1,514,203 and $411,925, respectively. The Company should be able to pay up to $411,925 (unaudited) of dividends in 2006.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


10.    OTHER COMPREHENSIVE INCOME

       The following table presents the composition of other comprehensive income for the year ended December 31, 2005:


                                                                                Year Ended December 31, 2005
                                                                  ----------------------------------------------------------
                                                                    Before-Tax          Tax (Expense)          Net-of-Tax
                                                                      Amount             or Benefit              Amount
                                                                  ----------------    ------------------     ---------------
      Unrealized gains on available-for-sale securities:
      Net changes during the year related to cash
        flow hedges                                            $         5,753     $        (2,014)       $          3,739
      Unrealized holding gains (losses) arising
        during the period                                             (256,982)             89,142                (167,840)
      Less:  reclassification adjustment for (gains)
        losses realized in net income                                   (3,474)              1,216                  (2,258)
                                                                  ----------------    ------------------     ---------------
      Net unrealized gains (losses)                                   (254,703)             88,344                (166,359)
      Reserve and deferred policy acquisition
        costs adjustment                                                63,393             (22,314)                 41,079
                                                                  ----------------    ------------------     ---------------
      Net unrealized gains (losses)                                   (191,310)             66,030                (125,280)
      Minimum pension liability adjustment                             (15,897)              5,564                 (10,333)
                                                                  ----------------    ------------------     ---------------
      Other comprehensive income (loss)                        $      (207,207)    $        71,594        $       (135,613)
                                                                  ================    ==================     ===============

       The following table presents the composition of other comprehensive income for the year ended December 31, 2004:

                                                                                Year Ended December 31, 2004
                                                                  ----------------------------------------------------------
                                                                    Before Tax         Tax (Expense)          Net of Tax
                                                                      Amount              Benefit               Amount
                                                                  ---------------     -----------------     ----------------
      Unrealized gains on available-for-sale securities:
      Net changes during the year related to cash
        flow hedges                                            $          7,326     $        (2,564)      $        4,762
      Unrealized holding gains (losses) arising
         during the period                                             (12,706)              4,448               (8,258)
      Less: reclassification adjustment for (gains)
        losses realized in net income                                  (35,908)             12,567              (23,341)
                                                                  ---------------     -----------------     ----------------
      Net unrealized gains (losses)                                    (41,288)             14,451              (26,837)
      Reserve and deferred policy acquisition
       costs adjustment                                                 35,773             (12,521)              23,252
                                                                  ---------------     -----------------     ----------------
      Net unrealized gains (losses)                                     (5,515)              1,930               (3,585)
      Minimum pension liability adjustment                              (8,370)              2,930               (5,440)
                                                                  ---------------     -----------------     ----------------
      Other comprehensive income (loss)                        $       (13,885)    $         4,860       $       (9,025)
                                                                  ===============     =================     ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table presents the composition of other comprehensive income for the year ended December 31, 2003:

                                                                                Year Ended December 31, 2003
                                                                  ---------------------------------------------------------
                                                                    Before-Tax         Tax (Expense)          Net-of-Tax
                                                                      Amount              Benefit               Amount
                                                                  ----------------    -----------------    -----------------
      Unrealized gains on available-for-sale securities:
      Net changes during the year related to
        cash flow hedges                                         $      (18,159)   $          6,356     $        (11,803)
      Unrealized holding gains (losses) arising
        during the period                                                12,967              (4,538)               8,429
      Less:  reclassification adjustment for (gains)
        losses realized in net income                                   (22,824)              7,989              (14,835)
                                                                  ----------------    -----------------    -----------------
         Net unrealized gains (losses)                                  (28,016)              9,807              (18,209)
      Reserve and deferred policy
        acquisition costs adjustment                                    (12,553)              4,393               (8,160)
                                                                  ----------------    -----------------    -----------------
      Net unrealized gains (losses)                                     (40,569)             14,200              (26,369)
      Minimum pension liability adjustment                               5,498               (1,925)               3,573
                                                                  ----------------    -----------------    -----------------
      Other comprehensive income (loss)                          $      (35,071)   $         12,275     $        (22,796)
                                                                  ================    =================    =================

11. NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       The following table summarizes net investment income for the years ended December 31, 2005, 2004 and 2003:

                                                                                   Year Ended December 31,
                                                                   --------------------------------------------------------
                                                                        2005                 2004                2003
                                                                   ---------------     -----------------    ---------------
      Investment income:
       Fixed maturities and short-term investments              $       762,683     $        688,096     $        666,849
       Equity investments                                                18,899               10,749                4,703
       Mortgage loans on real estate                                     93,230              104,902               85,966
       Policy loans                                                     202,946              203,127              195,633
       Other, including interest income from related
         parties of $32,723, $60,922 and $47,584                         22,377               64,149               67,614
                                                                   ---------------     -----------------    ---------------
                                                                      1,100,135            1,071,023            1,020,765
      Investment expenses, including interest on
       amounts charged by related parties
       of $14,396, $15,189 and $14,345                                   27,607               37,716               32,365
                                                                   ---------------     -----------------    ---------------
      Net investment income                                     $     1,072,528     $      1,033,307     $        988,400
                                                                   ===============     =================    ===============

       The following table summarizes net realized gains on investments for the years ended December 31, 2005, 2004 and 2003:

                                                                                   Year Ended December 31,
                                                                   --------------------------------------------------------
                                                                        2005                 2004                2003
                                                                   ---------------     -----------------    ---------------
      Net realized gains (losses):
       Fixed maturities and short-term investments              $      (20,129)     $         34,960     $         26,621
       Equity investments                                               43,884                 8,040                1,013
       Mortgage loans on real estate                                       625                 5,318                2,911
       Other                                                              (81)                   (13)                 -
       Provisions for mortgage impairments                              14,678                 9,642                9,015
                                                                   ---------------     -----------------    ---------------
      Net realized gains on investments                         $       38,977      $         57,947     $         39,560
                                                                   ===============     =================    ===============

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Included in net investment income and net realized gains on investments are amounts allocable to the participating fund account. This allocation is based on the activity in a specific block of invested assets that are segmented for the benefit of the participating fund account. The amount of net investment income allocated to the participating fund account was $351,149, $367,558, and $343,504 for the years ended December 31, 2005,
       2004 and 2003, respectively. The amount of net realized gains (losses) allocated to the participating fund account was $(3,300), $8,504, and $8,236 for the years ended December 31, 2005, 2004 and 2003, respectively.

12.    EMPLOYEE BENEFIT PLANS

       Defined benefit pension and post-retirement medical plans - The Company has a noncontributory defined benefit pension plan covering substantially all of its employees that were hired before January 1, 1999. Pension benefits are based principally on an employee's years of service and compensation levels near retirement. The Company's policy for funding the defined benefit pension plans is to make annual contributions, which equal or exceed regulatory requirements.

       The Company sponsors an unfunded post-retirement medical plan (the "medical plan") that provides health benefits to retired employees who are not Medicare eligible. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The following table summarizes changes in the benefit obligations and plan assets for the Company's defined benefit pension plan and its unfunded post-retirement medical plan for the years ended December 31, 2005, 2004 and 2003:


                                              Defined Benefit Pension Plan                 Post-Retirement Medical Plan
                                        ------------------------------------------    ----------------------------------------
                                                 Year Ended December 31,                      Year Ended December 31,
                                        ------------------------------------------    ----------------------------------------
                                           2005          2004            2003            2005          2004           2003
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Change in projected
       benefit obligation:
      Benefit obligation,
       January 1                     $   238,024      212,963      $      186,047  $     50,074         44,105  $     31,242
      Service cost                         8,498        8,576               8,269         2,385          2,891         2,046
      Interest cost                       14,537       13,317              12,275         2,421          2,735         2,269
      Actuarial (gain) loss               21,658        9,781              12,746        (2,813)         1,482         9,614
      Benefits paid                       (7,071)      (6,613)            (6,374)        (1,089)        (1,139)       (1,066)
      Plan change                             -             -                -          (34,965)            -            -
      Canada Life plan merger                 -             -                -            7,910             -            -
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Benefit obligation,
       December 31                   $    275,646       238,024    $      212,963  $     23,923         50,074   $     44,105
                                        ===========   ============    ============    ============   ==========    ===========

                                              Defined Benefit Pension Plan                 Post-Retirement Medical Plan
                                        ------------------------------------------    ----------------------------------------
                                                 Year Ended December 31,                      Year Ended December 31,
                                        -----------   ------------    ------------    ------------   ----------    -----------
                                           2005          2004            2003            2005          2004           2003
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Change in plan assets:
       Fair value of plan
        assets, January 1            $    198,964       189,319    $    163,316    $        -              -    $        -
      Actual return on plan
        assets                             16,860        13,058          32,377             -              -             -
      Employer contributions                  -           3,200             -             1,089         1,139         1,066
      Benefits paid                        (7,071)       (6,613)         (6,374)         (1,089)       (1,139)      (1,066)
                                        -----------   ------------    ------------    ------------   ----------    -----------
      Fair value of plan
       assets, December 31           $    208,753       198,964    $    189,319    $        -              -    $        -
                                        ===========   ============    ============    ============   ==========    ===========

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)



                                               Defined Benefit Pension Plan                Post-Retirement Medical Plan
                                                 Year Ended December 31,                      Year Ended December 31,
                                        -------------------------------------------   ----------------------------------------
                                           2005          2004             2003           2005          2004          2003
                                        -----------   ------------    -------------   -----------   -----------   ------------
      Funded (unfunded)
       status                        $    (66,893)  $   (39,060)   $    (23,643)    $   (23,923)  $   (50,074) $     (44,105)
      Unrecognized net
       actuarial loss                      67,055        50,682          41,777          11,879        14,532         13,715
      Unrecognized prior
       service cost                           832         1,464           2,095         (41,063)       (7,965)        (8,679)
      Contributions after
        measurement date and
        before fiscal year end
                                            4,700           -               -               -             -             -
      Unrecognized net
       obligation or (asset)
       at transition                       (9,085)      (10,599)        (12,113)            -             -             -
                                        -----------   ------------    -------------   -----------   -----------   ------------
       Net amount recognized               (3,391)        2,487           8,116         (53,107)      (43,507)       (39,069)
      Additional minimum
       liability                          (39,148)      (24,158)        (16,419)            -             -             -
                                        -----------   ------------    -------------   -----------   -----------   ------------
      Prepaid benefit cost
       (accrued benefit
       liability)                         (42,539)      (21,671)         (8,303)        (53,107)      (43,507)       (39,069)
      Intangible asset                        832         1,464           2,095             -             -             -
       Accumulated other
       comprehensive
       income adjustments                  38,316        22,694          14,324             -             -             -
                                        -----------   ------------    -------------   -----------   -----------   ------------
      Net amount recognized          $     (3,391)  $     2,487    $      8,116     $   (53,107)  $   (43,507)  $    (39,069)
                                        ===========   ============    =============   ===========   ===========   ============

      Increase (decrease) in
       minimum liability
       included in other
       comprehensive income          $     10,155   $     5,440    $     (3,573)
                                        ===========   ============    =============

                                                          Expected Benefit Payments Year Ended December 31,
                                        --------------------------------------------------------------------------------------
                                                                                                                     2011
                                                                                                                    Through
                                           2006          2007            2008            2009          2010          2015
                                        -----------   ------------   --------------   -----------   -----------   ------------
      Defined benefit
       pension plan                  $     8,013    $     8,544    $     9,255       $    9,938   $     10,532   $    68,571
      Post-retirement
       medical plan                          832            975          1,151            1,299          1,488        10,723


      During December 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act") was signed into law. Under the Act, which takes effect on January 1, 2006, employers who sponsor postretirement plans that provide for a prescription drug benefit under Medicare Part D may be entitled to a subsidy payment. In conjunction with the effect of this legislation, the Company amended its post-retirement medical plan, whereby it eliminated the provision of medical benefits for retired employees past the age of 65. This amendment resulted in a reduction of the Company's estimated post-retirement medical plan benefit obligation in the amount of $34,965. On January 1, 2005, the United States employees of CLAC became participants in the Company's post-retirement medical benefit plan.

      The accumulated benefit obligation for all defined benefit pension plans was $255,992 and $220,635 at December 31, 2005 and 2004, respectively.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


      The following table presents the components of net periodic benefit cost for the years ended December 31, 2005, 2004 and 2003:



                                              Defined Benefit Pension Plan                Post-Retirement Medical Plan
                                                Years Ended December 31,                    Years Ended December 31,
                                      ---------------------------------------------   -------------------------------------
                                          2005           2004             2003           2005         2004         2003
                                      -------------   ------------    -------------   -----------   ----------   ----------
      Components of net
        periodic benefit cost:
      Service cost                 $       8,498    $     8,576    $       8,269     $    2,385    $   2,891    $   2,046
      Interest cost                       14,537         13,317           12,275          2,421        2,735        2,269
      Expected return on
        plan assets                      (15,610)       (14,933)         (12,954)            -            -            -
      Amortization of
         transition obligation            (1,514)        (1,514)          (1,514)            -            -            -
      Amortization of
         unrecognized prior
         service costs                       632            632              632         (1,868)        (713)        (713)
      Amortization of loss
       from earlier periods                4,035          2,751             3,489           532          664          261
                                      -------------   ------------    -------------   -----------   ----------   ----------
      Net periodic benefit
        cost                       $      10,578    $     8,829    $      10,197     $    3,470    $   5,577    $    3,863
                                      =============   ============    =============   ===========   ==========   ==========

       The following table presents the assumptions used in determining benefit obligations for the years ended December 31, 2005, 2004 and 2003:



                                              Defined Benefit Pension Plan                Post-Retirement Medical Plan
                                      ---------------------------------------------   -------------------------------------
                                                Year Ended December 31,                     Year Ended December 31,
                                      ---------------------------------------------   -------------------------------------
                                          2005           2004             2003           2005         2004         2003
                                      -------------   ------------    -------------   -----------   ----------   ----------
      Discount rate                      5.750%          6.00%            6.25%          5.750%       6.00%        6.25%
      Expected return on
        plan asset                       8.00%           8.00%            8.00%           -             -            -
      Rate of compensation
        increase                         3.19%           3.19%            3.44%           -             -            -


       The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

       Assumed healthcare cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 9.5% annual rate of increase in the per capita cost of covered healthcare benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2014.

       The following table presents what a one-percentage-point change would have on assumed healthcare cost trend rates:


                                                                                One Percentage            One Percentage
                                                                                Point Increase            Point Decrease
                                                                             ----------------------    ---------------------
      Increase (decrease) on total of service and interest cost
        on components                                                     $             400         $            (338)
      Increase (decrease) on post-retirement benefit obligation                       2,882                    (2,484)


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


      The following table presents how the Company's pension plan assets are invested at December 31, 2005 and 2004:


                                                                                             December 31,
                                                                             ----------------------------------------------
                        Asset Category:                                              2005                     2004
                                                                             ----------------------    --------------------
                          Equity securities                                           68%                       64%
                          Debt securities                                             27%                       29%
                          Real estate                                                  4%                        -
                          Other                                                        1%                        7%
                                                                             ----------------------    --------------------
                                 Total                                               100%                      100%
                                                                             ======================    ====================



       The following table presents the Company's target allocation for invested plan assets at December 31, 2006:



                        Asset Category:                                         December 31, 2006
                                                                            -----------------------
                          Equity securities                                            60%
                          Debt securities                                              30%
                          Other                                                        10%
                                                                            -----------------------
                                 Total                                                100%
                                                                            =======================

       The Company does not expect to make contributions to its pension plan during the year ended December 31, 2006.

       The investment objective of the defined benefit pension plan is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

       Supplemental executive retirement plan - The Company also provides supplemental executive retirement plans to certain key executives. This plan provides key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The Company's expense for this plan was $3,732, $3,183 and $3,290 for the years ended December 31, 2005, 2004 and
       2003, respectively. The liability associated with this plan was $35,348 and $29,378 at December 31, 2005 and 2004, respectively, and is included in other liabilities in the accompanying consolidated balance sheets.

      The following table summarizes changes in the benefit obligations and plan assets for the Company's supplemental executive retirement plans for the years ended December 31, 2005, 2004 and 2003:


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Change in projected benefit obligation:
      Benefit obligation, January 1                             $     36,299         $     30,441       $     29,873
      Service cost                                                       818                  767                611
      Interest cost                                                    2,147                1,871              2,022
      Plan amendments                                                  4,261                  318                 -
      Actuarial (gain) loss                                            3,186                3,617            (2,078)
      Special termination benefits                                       -                    225                954
      Benefits paid                                                     (940)                (940)              (941)
                                                                   ---------------      ---------------    ---------------
      Benefit obligation, December 31                           $     45,771       $       36,299     $       30,441
                                                                   ===============      ===============    ===============

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Change in plan assets:
      Fair value of plan assets, January 1                      $           -        $           -      $           -
      Employer contributions                                              940                  940                941
      Benefits paid                                                      (940)                (940)              (941)
                                                                   ---------------      ---------------    ---------------
      Fair value of plan assets, December 31                    $           -        $           -      $           -
                                                                   ===============      ===============    ===============


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Unfunded status                                           $     (45,771)       $     (36,299)     $     (30,441)
      Unrecognized net actuarial gain                                   8,327                5,310              1,718
      Unrecognized prior service cost                                   9,096                5,433              5,660
                                                                   ---------------      ---------------    ---------------
      Net amount recognized                                     $      (28,348)      $     (25,556)     $     (23,063)
                                                                   ===============      ===============    ===============

      Accrued benefit cost                                            (35,348)             (29,378)           (24,942)
      Intangible asset                                                  6,726                3,578              1,687
      Accumulated other comprehensive income                              274                  244                192
                                                                   ---------------      ---------------    ---------------
      Net amount recognized                                           (28,348)             (25,556)           (23,063)
                                                                   ===============      ===============    ===============
      Increase in minimum liability included
         in other comprehensive income                          $     178            $           -      $           -
                                                                   ===============      ===============    ===============



                                                       Expected Benefit Payments Year Ended December 31,
                                  --------------------------------------------------------------------------------------------
                                                                                                                    2011
                                                                                                                   Through
                                     2006            2007           2008           2009            2010             2015
                                  -----------     -----------    -----------    -----------     ------------    --------------
      Supplemental
         Executive
         Retirement Plan      $      2,167     $     2,379    $     2,196    $     2,511     $     2,698     $    15,796


       The following table presents the components of net periodic benefit cost for the years ended December 31, 2005, 2004 and 2003:



                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Components of net periodic benefit cost:
      Service cost                                              $          818       $          767     $         611
      Interest cost                                                      2,147                1,871             2,022
      Amortization of unrecognized prior service costs                     598                  545               545
      Amortization of loss from prior periods                              169                    -               112
                                                                   ---------------      ---------------    ---------------
      Net periodic benefit cost                                 $        3,732        $       3,183      $      3,290
                                                                   ===============      ===============    ===============

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table presents the assumptions used in determining benefit obligations for the years ended December 31, 2005, 2004 and 2003:


                                                                          Supplemental Executive Retirement Plans
                                                                   -------------------------------------------------------
                                                                                  Year Ended December 31,
                                                                   -------------------------------------------------------
                                                                        2005                 2004               2003
                                                                   ---------------      ---------------    ---------------
      Discount rate                                                     5.75%                6.00%              6.25%
      Rate of compensation increase                                     6.00%                6.00%              6.00%


       Other employee benefit plans - The Company sponsors a defined contribution 401(k) retirement plan, which provides eligible participants with the opportunity to defer up to 50% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2005, 2004 and 2003 were $8,153, $7,522 and $6,646, respectively.

       The Company has an executive deferred compensation plan providing key executives with the opportunity to participate in an unfunded deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant balances, which are reflected in other liabilities in the accompanying consolidated balance sheets, are $17,837 and $16,810 at December 31, 2005 and 2004, respectively. The participant deferrals earned interest at the average rate of 6.08% and 6.56% during the years ended December 31, 2005 and 2004, respectively. The interest rate is based on the Moody's Average Annual Corporate Bond Index rate plus 0.45% for actively employed participants and fixed rates ranging from 6.70% to 8.30% for retired participants. Interest expense related to this plan was $1,199, $1,184 and $1,087 for the years ended December 31, 2005, 2004 and
       2003, respectively.

       The Company has a deferred compensation plan for select sales personnel with the opportunity to participate in an unfunded deferred compensation program. Under this program, participants may defer compensation and earn interest on the amounts deferred. The program is not qualified under
       Section 401 of the Internal Revenue Code.

       Effective January 1, 2005, this program no longer accepted participant deferrals. Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $6,055 and $6,339 at December 31, 2005 and 2004, respectively. The participant deferrals earned interest at the average rate of 4.50% during both years ended December 31, 2005 and 2004. The interest rate is based on an annual rate determined by the Company. The interest expense related to this plan was $282, $291 and $362 for the years ended December 31, 2005, 2004 and 2003, respectively.

       The Company offers an unfunded, non-qualified deferred compensation plan to a select group of management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains or losses on the invested contributions. The program is not qualified under Section 401 of the Internal Revenue Code.

       Participant balances, which are included in other liabilities in the accompanying consolidated balance sheets, are $10,633 and $9,246 at December 31, 2005 and 2004, respectively. Unrealized gains(losses) on invested participant deferrals were $542 and $963 for the years ended December 31, 2005 and 2004, respectively.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


13.     FEDERAL INCOME TAXES

       The following table presents a reconciliation between the statutory federal income tax rate and the Company's effective federal income tax rate for the years ended December 31, 2005, 2004 and 2003:


                                                                                 Year Ended December 31,
                                                                ----------------------------------------------------------
                                                                    2005                2004               2003
                                                                --------------      -------------     ----------------
      Statutory federal income tax rate                               35.0       %       35.0      %        35.0        %
      Income tax effect of:
        Reduction in tax contingency                                  (0.2)              (0.3)              (2.1)
        Investment income not subject to federal tax                  (1.0)              (1.3)              (2.1)
        Tax credits                                                   (3.8)              (2.4)               -
        State income taxes, net of federal benefit                     0.7                0.2                0.6
        Other, net                                                    (0.4)               0.3                1.2
                                                                --------------      -------------     ----------------
      Effective federal income tax rate                               30.3       %       31.5      %        32.6        %
                                                                ==============      =============     ================

       The Company has reduced its liability for tax contingencies in each of the last three years due to the completion of Internal Revenue Service examinations.

       Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities as of December 31, 2005 and 2004, are as follows:


                                                                                  December 31,
                                                      ----------------------------------------------------------------------
                                                                    2005                                 2004
                                                      --------------------------------      --------------------------------
                                                         Deferred          Deferred           Deferred           Deferred
                                                           Tax                Tax                Tax               Tax
                                                          Asset            Liability            Asset           Liability
                                                      ---------------    --------------     --------------     -------------
      Policyholder reserves                        $      427,604     $          -       $      334,357     $          -
      Deferred policy acquisition costs                       -              150,079                -              127,563
      Deferred acquisition cost proxy tax                 235,243                -              137,867                -
      Investment assets                                       -              106,973                -              242,297
      NOL carryforward                                    100,044                -                  -                  -
      Other                                                   -              315,794             36,481                -
                                                      ---------------    --------------     --------------     -------------
           Total deferred taxes                    $      762,891     $      572,846     $      508,705     $      369,860
                                                      ===============    ==============     ==============     =============

       Amounts presented for investment assets above include $2,539 and $75,726 related to the unrealized gains on the Company's fixed maturities, which are classified as available-for-sale at December 31, 2005 and 2004, respectively.

       Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account at December 31, 2005 and 2004 was $0 and $7,742, respectively.

       The Company, together with certain of its subsidiaries, and GWL&A Financial have entered into an income tax allocation agreement whereby GWL&A Financial files a consolidated federal income tax return. Under the agreement, these companies are responsible for and will receive the benefits of any income tax liability or benefit computed on a separate tax return basis. Certain other subsidiaries file their federal income tax returns separately.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       Included in due from parent and affiliates at December 31, 2005 and 2004 is $13,661 and $38,789, respectively, of income taxes receivable from GWLA Financial related to the consolidated income tax return filed by the Company and certain subsidiaries. Included in the consolidated balance sheet at December 31, 2005 is $5,128 of income taxes receivable related to the separate federal income tax returns filed by certain subsidiaries and other state income tax receivables. Included in the consolidated balance sheet at December 31, 2004 is $33,337 of income tax liabilities related to the separate federal income tax returns filed by certain subsidiaries and other state income tax liabilities.

14.    SEGMENT INFORMATION

       The Company has two reportable business segments: Great-West Healthcare and Financial Services. The Great-West Healthcare segment markets and administers group life and health insurance to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to individuals, public and not-for-profit employers and corporations, and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has its own unique distribution channels.

       The accounting policies of each of the segments are the same as those described in Note 1. The Company evaluates performance of its reportable segments based on their profitability from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       The following tables summarize segment financial information for the year ended and as of December 31, 2005:


                                                                              Year Ended December 31, 2005
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services               Total
      -----------                                             ------------------    -------------------    -----------------
      Revenue:
       Premium income                                      $        678,333      $        546,803       $       1,225,136
       Fee income                                                   663,932               300,767                 964,699
       Net investment income                                         66,687             1,005,841               1,072,528
       Net realized gains on investments                             18,098                20,879                  38,977
                                                              ------------------    -------------------    ----------------
      Total revenue                                               1,427,050             1,874,290               3,301,340
                                                              ------------------    -------------------    ----------------
      Benefits and expenses:
       Benefits                                                     495,181             1,297,281               1,792,462
       Operating expenses                                           673,568               302,310                 975,878
                                                              ------------------    -------------------    ----------------
      Total benefits and expenses                                 1,168,749             1,599,591               2,768,340
                                                              ------------------    -------------------    ----------------
      Net operating income before income taxes                      258,301               274,699                 533,000
      Income taxes                                                   85,641                75,804                 161,445
                                                              ------------------    -------------------    ----------------
      Net income                                           $        172,660      $        198,895       $         371,555
                                                              ==================    ===================    ================

                                                                                   December 31, 2005
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Assets:                                                    Healthcare              Services               Total
      -------                                                 ------------------    -------------------    ----------------
      Investments                                          $        2,033,463    $       18,509,321     $      20,542,784
      Other assets                                                    277,996             2,502,910             2,780,906
      Separate account assets                                          -                 14,455,710            14,455,710
                                                              ------------------    -------------------    ----------------
      Total assets                                         $        2,311,459    $       35,467,941     $      37,779,400
                                                              ==================    ===================    ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

       The following tables summarize segment financial information for the year ended and as of December 31, 2004:


                                                                              Year Ended December 31, 2004
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services               Total
      -----------                                             ------------------    -------------------    ----------------
      Revenue:
       Premium income                                      $        261,957      $        409,111       $         671,068
       Fee income                                                   649,113               266,531                 915,644
       Net investment income                                         46,253               987,054               1,033,307
       Net realized gains on investments                             15,248                42,699                  57,947
                                                              ------------------    -------------------    ----------------
      Total revenue                                                 972,571             1,705,395               2,677,966
                                                              ------------------    -------------------    ----------------
      Benefits and expenses:
       Benefits                                                      68,306             1,165,307               1,233,613
       Operating expenses                                           680,563               287,150                 967,713
                                                              ------------------    -------------------    ----------------
      Total benefits and expenses                                   748,869             1,452,457               2,201,326
                                                              ------------------    -------------------    ----------------
      Net operating income before income taxes                      223,702               252,938                 476,640
      Income taxes                                                   74,541                75,679                 150,220
                                                              ------------------    -------------------    ----------------
      Net income                                           $        149,161      $        177,259       $         326,420
                                                              ==================    ===================    ================


                                                                                   December 31, 2004
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Assets:                                                    Healthcare              Services               Total
      -------                                                 ------------------    -------------------    ----------------
      Investments                                          $        1,564,147    $       18,098,325     $      19,662,472
      Other assets                                                    276,778             2,998,700             3,275,478
      Separate account assets                                          -                 14,155,397            14,155,397
                                                              ------------------    -------------------    ----------------
      Total assets                                         $        1,840,925    $       35,252,422     $      37,093,347
                                                              ==================    ===================    ================


       The following tables summarize segment financial information for the year ended and as of December 31, 2003:


                                                                              Year Ended December 31, 2003
                                                              -------------------------------------------------------------
                                                                 Great-West             Financial
      Operations:                                                Healthcare              Services               Total
      -----------                                             ------------------    -------------------    ----------------
      Revenue:
       Premium income                                      $         838,194     $        1,414,703     $       2,252,897
       Fee income                                                    607,369                232,703               840,072
       Net investment income                                          72,191                916,209               988,400
       Net realized gains on investments                              10,340                 29,220                39,560
                                                              ------------------    -------------------    ----------------
      Total revenue                                                1,528,094              2,592,835             4,120,929
                                                              ------------------    -------------------    ----------------
      Benefits and expenses:
       Benefits                                                      567,603              2,116,001             2,683,604
       Operating expenses                                            699,146                266,538               965,684
                                                              ------------------    -------------------    ----------------
      Total benefits and expenses                                  1,266,749              2,382,539             3,649,288
                                                              ------------------    -------------------    ----------------
      Net operating income before income taxes                       261,345                210,296               471,641
      Income taxes                                                    88,104                 65,516               153,620
                                                              ------------------    -------------------    ----------------
      Net income                                           $         173,241     $          144,780     $         318,021
                                                              ==================    ===================    ================


                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)

       The following table, which summarizes premium and fee income by segment, presents supplemental information for the years ended December 31, 2005, 2004 and 2003:


                                                                                Year Ended December 31,
                                                              -------------------------------------------------------------
                                                                    2005                   2004                 2003
                                                              ------------------    -------------------    ----------------
      Premium Income:
      Great-West Healthcare:
      Group Life & Health                                  $        678,333      $        261,957       $        838,194
                                                              ------------------    -------------------    ----------------
           Total Great-West Healthcare                              678,333               261,957                838,194
                                                              ------------------    -------------------    ----------------
      Financial Services:
      Retirement Services                                             6,277                 1,640                    824
      Individual Markets                                            540,526               407,471              1,413,879
                                                              -------------------    ----------------      ----------------

           Total Financial Services                                 546,803               409,111              1,414,703
                                                              ------------------    -------------------    ----------------
      Total premium income                                 $      1,225,136      $        671,068       $      2,252,897
                                                              ==================    ===================    ================

                                                                                Year Ended December 31,
                                                              -------------------------------------------------------------
                                                                    2005                   2004                 2003
                                                              -----------------      ------------------    ----------------
      Fee Income:
      Great-West Healthcare:
      Group Life & Health (uninsured plans)                $        663,932       $        649,113      $        607,369
                                                              -----------------      ------------------    ----------------
           Total Great-West Healthcare                              663,932                649,113               607,369
                                                              -----------------      ------------------    ----------------
      Financial Services:
      Retirement Services                                           258,064                226,958               199,374
      Individual Markets                                             42,703                 39,573                33,329
                                                              -----------------      ------------------    ----------------
           Total Financial Services                                 300,767                266,531               232,703
                                                              -----------------      ------------------    ----------------
      Total fee income                                     $        964,699       $        915,644      $        840,072
                                                              =================      ==================    ================

15.    STOCK OPTIONS

       Lifeco has a stock option plan (the "Lifeco plan") that provides for the granting of options on its common shares to certain officers and employees of its subsidiaries, including the Company. Options may be granted with exercise prices not less than the market price of the shares on the date of the grant. Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options. The common stock of Lifeco split on a two-for-one basis on October 4, 2004. The 2003 amounts have been restated to reflect the two-for-one stock split. As of December 31, 2005 stock available for award to Company employees under the Lifeco plan was 2,743,588 shares.

       The Lifeco plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the Lifeco plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vested and became exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004 and expire ten years from the date of grant. 200,000 variable options granted in 2003 became exercisable at December 31, 2005, and accordingly, the Company disclosed compensation expense in accordance with APB No. 25. For these options that became exercisable, the exercise period expires ten years from the date of grant.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


       The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding and the weighted-average exercise price (the "WAEP") for 2005, 2004 and 2003. As the options granted relate to stock traded on the Toronto Stock Exchange, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                                    2005                           2004                         2003
                                          -------------------------      --------------------------   --------------------------
                                             Options         WAEP          Options          WAEP        Options          WAEP
                                          --------------   ---------     -------------    ---------   -------------     --------
      Outstanding, January 1                  6,274,204  $   11.87           7,754,314 $    10.29         8,894,290  $     6.83
         Granted                                742,000      24.34             242,000      18.96         1,706,000       13.41
         Exercised                              800,083       8.85           1,248,834       6.65           972,352        5.43
         Expired or canceled                    175,400      16.09             473,276      14.36         1,873,624        6.98
                                          --------------   ---------     -------------    ---------   -------------     --------
      Outstanding, December 31                6,040,721      14.04           6,274,204 $    11.87         7,754,314  $    10.29
                                          ==============   =========     =============    =========   =============     ========
      Options exercisable,
         December 31                          4,213,821  $   11.45           4,195,804 $     9.98         4,554,584  $     8.09
                                          ==============   =========     =============    =========   =============     ========

                                                                         Year Ended December 31,
                                          ---------------------------------------------------------------------------------------
                                                    2005                          2004                           2003
                                          -------------------------    ----------------------------   ---------------------------
                                            Options          WAEP          Options          WAEP        Options           WAEP
                                          -------------     --------   -------------     ---------    -------------     ---------
       Weighted average
          fair value of options
          granted during year                 742,000   $      5.10           242,000  $     4.80        1,706,000  $      3.49
                                          =============     ========     =============    =========   =============     =========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2005:



                                                                    December 31, 2005
                                 ----------------------------------------------------------------------------------------
                                                    Outstanding                                   Exercisable
                                 --------------------------------------------------     ---------------------------------
                                                       Average          Average                               Average
             Exercise                Options             Life           Exercise            Options           Exercise
           Price Range             Outstanding        Remaining          Price            Outstanding          Price
       ---------------------     ----------------    -------------    -------------     ----------------    -------------
          $3.62 - $6.94                434,700           1.15      $       5.74               434,700    $        5.74
          $7.16 - $11.51             2,121,704           4.07              9.48             2,121,704             9.48
         $14.65 - $17.80             2,570,317           6.44             15.52             1,623,017            15.34
         $20.66 - $25.50               914,000           9.61             24.43                34,400            21.21

       Of the exercisable Lifeco options, 3,690,421 relate to fixed option grants and 523,400 relate to variable option grants.

       The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:


                                                                        Granted During the Year Ended December 31,
                                                                 ---------------------------------------------------------
                                                                       2005               2004                 2003
                                                                 -----------------   ----------------    -----------------
      Dividend yield                                                  2.97%               2.58%                2.81%
      Expected volatility                                            21.13%              24.64%               26.21%
      Risk free interest rate                                         4.01%               4.33%                4.48%
      Expected duration                                             7.0 years           6.7 years           7.0 years


                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                  YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003
                  (Dollars In Thousands, Except Share Amounts)


16.    OBLIGATIONS RELATING TO DEBT AND LEASES

       The Company enters into operating leases primarily for office space. The following table shows, as of December 31, 2005, scheduled related party debt repayments and minimum annual rental commitments for operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years ended December 31, 2006 through 2010 and thereafter.


                                                                     Year Ended December 31,
                                     ----------------------------------------------------------------------------------------
                                       2006          2007            2008          2009            2010         Thereafter
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Related party notes         $    25,000   $       -      $       -      $       -      $        -     $      195,000
      Operating leases                 24,490       20,820           20,089       18,407            8,144            1,934
                                     ----------    ----------     -----------    ----------     -----------    --------------
      Total contractual
        obligations               $    49,490   $   20,820     $     20,089   $   18,407     $      8,144   $      196,934
                                     ==========    ==========     ===========    ==========     ===========    ==============

17.   COMMITMENTS AND CONTINGENCIES

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on the Company's financial position or the results of its operations.

      During 2002, the Company entered into a corporate credit facility agreement in the amount of $50,000 for general corporate purposes. The agreement was extended by an amended agreement on May 26, 2005. The credit facility matures on May 26, 2010. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires the Company to maintain a minimum adjusted net worth of $900,000 plus 50% of its net income, if positive (both compiled by the unconsolidated statutory accounting basis prescribed by the National Association of Insurance Commissioners), for each quarter ending after March 31, 2005. The Company had no borrowings under the credit facility at either December 31, 2005 or 2004.

                  GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  SCHEDULE III
                       SUPPLEMENTAL INSURANCE INFORMATION
                                 (In Thousands)


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2005                        Segment              Segment              Total
----------------------------------------------                     -----------------    ----------------    ----------------
Deferred policy acquisition costs                               $          -         $       335,406     $       335,406
Future policy benefits, losses, claims, expenses                        302,718           17,871,131          18,173,849
Unearned premiums                                                        49,435                  480              49,915
Other policy claims and benefits payable                                588,091              423,049           1,011,140
Premium income                                                          678,333              546,803           1,225,136
Net investment income                                                    66,687            1,005,841           1,072,528
Benefits, claims, losses and settlement expenses                        495,181            1,297,281           1,792,462
Amortization of deferred policy acquisition costs                          -                  47,496              47,496
Other operating expenses                                                673,568              302,310             975,878


                                                                                          Financial
                                                                     Healthcare           Services
As of and for the year ended December 31, 2004                        Segment              Segment              Total
----------------------------------------------                    -----------------    ----------------    ----------------
Deferred policy acquisition costs                               $          -         $       301,603     $       301,603
Future policy benefits, losses, claims, expenses                        317,532           17,580,118          17,897,650
Unearned premiums                                                        44,237                  432              44,669
Other policy claims and benefits payable                                564,623              434,622             999,245
Premium income                                                          261,957              409,111             671,068
Net investment income                                                    46,253              987,054           1,033,307
Benefits, claims, losses and settlement expenses                         68,306            1,165,307           1,233,613
Amortization of deferred policy acquisition costs                          -                  40,536              40,536
Other operating expenses                                                680,563              287,150             967,713


                                                                                          Financial
                                                                     Healthcare           Services
For the year ended December 31, 2003                                  Segment              Segment              Total
------------------------------------                             -----------------    ----------------    ----------------
Premium income                                                  $       838,194      $     1,414,703     $     2,252,897
Net investment income                                                    72,191              916,209             988,400
Benefits, claims, losses and settlement expenses                        567,603            2,116,001           2,683,604
Amortization of deferred policy acquisition costs                          -                  36,283              36,283
Other operating expenses                                                699,146              266,538             965,684

Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance
Company

Financial Statements for the Years Ended December 31, 2005 and 2004 and Report of Independent Registered Public Accounting Firm

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            ALGER       ALLIANCE
                                                AIM V.I. CORE                  AIM V.I.  ALGER AMERICAN    AMERICAN   BERNSTEIN VP
                                                    EQUITY     AIM V.I. HIGH  TECHNOLOGY     GROWTH     MIDCAP GROWTH UTILITY INCOME
                                                  PORTFOLIO   YIELD PORTFOLIO PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                ------------- --------------- ---------- --------------- ---------------------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)              $  11,307,341  $ 8,553,597 $    6,231,031 $  23,331,560  $  3,737,597 $  4,571,562
    Investment income due and accrued
    Purchase payments receivable                                                                   6,126
    Due from Great West Life & Annuity Insurance Company                                                                      2,876
                                                   ------------  -----------  -------------  ------------   -----------  -----------
                                                   ------------  -----------  -------------  ------------   -----------  -----------

       Total assets                                 11,307,341    8,553,597      6,231,031    23,337,686     3,737,597    4,574,438
                                                   ------------  -----------  -------------  ------------   -----------  -----------
                                                   ------------  -----------  -------------  ------------   -----------  -----------

LIABILITIES:
    Redemptions payable                                 56,133                      29,044                          31
    Due to Great West Life & Annuity Insurance Company   2,389        1,791          1,321         4,957           793          964
                                                   ------------  -----------  -------------  ------------   -----------  -----------
                                                   ------------  -----------  -------------  ------------   -----------  -----------

       Total liabilities                                58,522        1,791         30,365         4,957           824          964
                                                   ------------  -----------  -------------  ------------   -----------  -----------
                                                   ------------  -----------  -------------  ------------   -----------  -----------

NET ASSETS                                       $  11,248,819  $ 8,551,806 $    6,200,666 $  23,332,729  $  3,736,773 $  4,573,474
                                                   ============  ===========  =============  ============   ===========  ===========
                                                   ============  ===========  =============  ============   ===========  ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $  11,248,819  $ 8,551,806 $    6,200,666 $  23,332,729  $  3,736,773 $  4,564,808
    Contracts in payout phase                                                                                                 8,666
                                                   ------------  -----------  -------------  ------------   -----------  -----------
                                                   ------------  -----------  -------------  ------------   -----------  -----------

NET ASSETS                                       $  11,248,819  $ 8,551,806 $    6,200,666 $  23,332,729  $  3,736,773 $  4,573,474
                                                   ============  ===========  =============  ============   ===========  ===========
                                                   ============  ===========  =============  ============   ===========  ===========

ACCUMULATION UNITS OUTSTANDING                         671,647      648,673      2,585,222     1,228,712       248,806      296,766

UNIT VALUE (ACCUMULATION)                        $       16.75  $     13.18 $         2.40 $       18.99  $      15.02 $      15.38
                                                   ============  ===========  =============  ============   ===========  ===========
                                                   ============  ===========  =============  ============   ===========  ===========

(1) Cost of investments:                         $  11,067,823  $ 8,869,659 $    5,766,509 $  21,554,191  $  3,404,153 $  4,539,793
    Shares of investments:                             593,561    1,418,507        491,019       594,435       170,667      221,490


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   ALLIANCE    AMERICAN                     AMERICAN                    DELAWARE VIP
                                                 BERNSTEIN WW CENTURY VP AMERICAN CENTURY  CENTURY VP                     SMALL CAP
                                                PRIVATIZATION  BALANCED  VP INTERNATIONAL    VALUE      BARON CAPITAL       VALUE
                                                  PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      ASSET FUND      PORTFOLIO
                                                ------------- ----------- ---------------- -----------  -------------- -------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)              $   4,999,889  $ 2,763,760 $   11,730,245 $   8,417,742  $ 22,308,968 $  7,073,434
    Investment income due and accrued
    Purchase payments receivable                        30,202
    Due from Great West Life & Annuity Insurance Company
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

       Total assets                                  5,030,091    2,763,760     11,730,245     8,417,742    22,308,968    7,073,434
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

LIABILITIES:
    Redemptions payable                                                             20,012       104,704        87,644       50,947
    Due to Great West Life & Annuity Insurance Company   1,047          582          2,408         1,780         4,725        1,490
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

       Total liabilities                                 1,047          582         22,420       106,484        92,369       52,437
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

NET ASSETS                                       $   5,029,044  $ 2,763,178 $   11,707,825 $   8,311,258  $ 22,216,599 $  7,020,997
                                                   ============  ===========  =============  ============  ============  ===========
                                                   ============  ===========  =============  ============  ============  ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   5,029,044  $ 2,763,178 $   11,707,825 $   8,311,258  $ 22,216,599 $  7,020,997
    Contracts in payout phase
                                                   ------------  -----------  -------------  ------------  ------------  -----------
                                                   ------------  -----------  -------------  ------------  ------------  -----------

NET ASSETS                                       $   5,029,044  $ 2,763,178 $   11,707,825 $   8,311,258  $ 22,216,599 $  7,020,997
                                                   ============  ===========  =============  ============  ============  ===========
                                                   ============  ===========  =============  ============  ============  ===========

ACCUMULATION UNITS OUTSTANDING                         412,970      223,672        685,109       606,613     1,294,788      433,971

UNIT VALUE (ACCUMULATION)                        $       12.18  $     12.35 $        17.09 $       13.70  $      17.16 $      16.18
                                                   ============  ===========  =============  ============  ============  ===========
                                                   ============  ===========  =============  ============  ============  ===========

(1) Cost of investments:                         $   4,583,579  $ 2,623,749 $    9,245,276 $   8,180,955  $ 16,886,243 $  6,531,243
    Shares of investments:                             206,011      368,501      1,425,303     1,026,554       797,889      229,433


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             DREYFUS VIF  DREYFUS VIF   FEDERATED
                                                  DREYFUS GVIT                  DREYFUS VIF  DEVELOPING     GROWTH &     AMERICAN
                                                  MIDCAP INDEX  DREYFUS MIDCAP  APPRECIATION   LEADERS       INCOME    LEADERS FUND
                                                    FUND II     STOCK PORTFOLIO  PORTFOLIO    PORTFOLIO    PORTFOLIO        II
                                                 -------------- --------------- ----------- ------------ ------------- -------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)              $   4,909,299  $ 2,413,926 $    9,375,752 $   445,095  $   4,541,457 $  14,737,429
    Investment income due and accrued                                                                          18,524
    Purchase payments receivable                        21,755                          15
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   ----------  -------------  ----------   ------------  ------------
                                                   ------------   ----------  -------------  ----------   ------------  ------------

       Total assets                                  4,931,054    2,413,926      9,375,767     445,095      4,559,981    14,737,429
                                                   ------------   ----------  -------------  ----------   ------------  ------------
                                                   ------------   ----------  -------------  ----------   ------------  ------------

LIABILITIES:
    Redemptions payable                                              17,745                     11,070            221            10
    Due to Great West Life & Annuity Insurance Company   1,044          513          1,990          94            964         3,120
                                                   ------------   ----------  -------------  ----------   ------------  ------------
                                                   ------------   ----------  -------------  ----------   ------------  ------------

       Total liabilities                                 1,044       18,258          1,990      11,164          1,185         3,130
                                                   ------------   ----------  -------------  ----------   ------------  ------------
                                                   ------------   ----------  -------------  ----------   ------------  ------------

NET ASSETS                                       $   4,930,010  $ 2,395,668 $    9,373,777 $   433,931  $   4,558,796 $  14,734,299
                                                   ============   ==========  =============  ==========   ============  ============
                                                   ============   ==========  =============  ==========   ============  ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   4,930,010  $ 2,395,668 $    9,373,777 $   433,931  $   4,558,796 $  14,734,299
    Contracts in payout phase
                                                   ------------   ----------  -------------  ----------   ------------  ------------
                                                   ------------   ----------  -------------  ----------   ------------  ------------

NET ASSETS                                       $   4,930,010  $ 2,395,668 $    9,373,777 $   433,931  $   4,558,796 $  14,734,299
                                                   ============   ==========  =============  ==========   ============  ============
                                                   ============   ==========  =============  ==========   ============  ============

ACCUMULATION UNITS OUTSTANDING                         321,995      166,558        966,050      31,391        470,061       798,024

UNIT VALUE (ACCUMULATION)                        $       15.31  $     14.38 $         9.70 $     13.82  $        9.70 $       18.46
                                                   ============   ==========  =============  ==========   ============  ============
                                                   ============   ==========  =============  ==========   ============  ============

(1) Cost of investments:                         $   4,634,373  $ 2,227,232 $    8,179,476 $   394,251  $   4,043,378 $  12,873,937
    Shares of investments:                             283,775      126,054        252,648      10,125        208,133       689,309


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                             FEDERATED FUND  JANUS ASPEN  JANUS ASPEN   JANUS ASPEN    JANUS ASPEN
                                                FEDERATED       FOR U.S.       SERIES        SERIES    SERIES GROWTH      SERIES
                                                 CAPITAL       GOVERNMENT     BALANCED   FLEXIBLE BOND    & INCOME    INTERNATIONAL
                                             INCOME FUND II  SECURITIES II   PORTFOLIO    PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO
                                              -------------- --------------------------- ------------- ------------- ---------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)              $   1,489,754  $ 38,423,792 $    2,826,494 $  23,792,186  $ 3,666,433 $ 21,232,225
    Investment income due and accrued
    Purchase payments receivable                                                      5,535
    Due from Great West Life & Annuity Insurance Company
                                                   ------------   -----------  -------------  ------------  -----------  -----------
                                                   ------------   -----------  -------------  ------------  -----------  -----------

       Total assets                                  1,489,754    38,423,792      2,832,029    23,792,186    3,666,433   21,232,225
                                                   ------------   -----------  -------------  ------------  -----------  -----------
                                                   ------------   -----------  -------------  ------------  -----------  -----------

LIABILITIES:
    Redemptions payable                                      8       118,904                       30,788       23,756       26,076
    Due to Great West Life & Annuity Insurance Company     313         8,050            592         4,980          770        4,394
                                                   ------------   -----------  -------------  ------------  -----------  -----------
                                                   ------------   -----------  -------------  ------------  -----------  -----------

       Total liabilities                                   321       126,954            592        35,768       24,526       30,470
                                                   ------------   -----------  -------------  ------------  -----------  -----------
                                                   ------------   -----------  -------------  ------------  -----------  -----------

NET ASSETS                                       $   1,489,433  $ 38,296,838 $    2,831,437 $  23,756,418  $ 3,641,907 $ 21,201,755
                                                   ============   ===========  =============  ============  ===========  ===========
                                                   ============   ===========  =============  ============  ===========  ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   1,489,433  $ 38,296,838 $    2,831,437 $  23,756,418  $ 3,641,907 $ 21,201,755
    Contracts in payout phase
                                                   ------------   -----------  -------------  ------------  -----------  -----------
                                                   ------------   -----------  -------------  ------------  -----------  -----------

NET ASSETS                                       $   1,489,433  $ 38,296,838 $    2,831,437 $  23,756,418  $ 3,641,907 $ 21,201,755
                                                   ============   ===========  =============  ============  ===========  ===========
                                                   ============   ===========  =============  ============  ===========  ===========

ACCUMULATION UNITS OUTSTANDING                         131,204     2,552,069        230,243     1,759,803      260,460    1,284,382

UNIT VALUE (ACCUMULATION)                        $       11.35  $      15.01 $        12.30 $       13.50  $     13.98 $      16.51
                                                   ============   ===========  =============  ============  ===========  ===========
                                                   ============   ===========  =============  ============  ===========  ===========

(1) Cost of investments:                         $   1,323,616  $ 38,975,718 $    2,685,288 $  25,977,510  $ 3,366,571 $ 15,505,768
    Shares of investments:                             166,639     3,382,376        109,809     2,094,383      208,676      597,586


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                              JANUS ASPEN
                                                  JANUS ASPEN    SERIES    OPPENHEIMER
                                                 SERIES LARGE  WORLDWIDE      GLOBAL                  PIMCO VIT LOW    PIMCO VIT
                                                  CAP GROWTH     GROWTH     SECURITIES PIMCO VIT HIGH    DURATION     TOTAL RETURN
                                                   PORTFOLIO   PORTFOLIO     FUND/VA   YIELD PORTFOLIO  PORTFOLIO      PORTFOLIO
                                                 ------------ -----------  ----------- ----------------------------- ---------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)              $  16,739,411  $ 17,901,811 $   16,730,091 $ 5,828,304  $  18,131,983 $  5,169,945
    Investment income due and accrued                                                            31,938         60,456       19,486
    Purchase payments receivable
    Due from Great West Life & Annuity Insurance Company
                                                   ------------  ------------  -------------  ----------   ------------  -----------
                                                   ------------  ------------  -------------  ----------   ------------  -----------

       Total assets                                 16,739,411    17,901,811     16,730,091   5,860,242     18,192,439    5,189,431
                                                   ------------  ------------  -------------  ----------   ------------  -----------
                                                   ------------  ------------  -------------  ----------   ------------  -----------

LIABILITIES:
    Redemptions payable                                 41,653        53,359         19,581      47,634         11,273       40,623
    Due to Great West Life & Annuity Insurance Company   3,553         3,772          3,522       1,220          3,832        1,084
                                                   ------------  ------------  -------------  ----------   ------------  -----------
                                                   ------------  ------------  -------------  ----------   ------------  -----------

       Total liabilities                                45,206        57,131         23,103      48,854         15,105       41,707
                                                   ------------  ------------  -------------  ----------   ------------  -----------
                                                   ------------  ------------  -------------  ----------   ------------  -----------

NET ASSETS                                       $  16,694,205  $ 17,844,680 $   16,706,988 $ 5,811,388  $  18,177,334 $  5,147,724
                                                   ============  ============  =============  ==========   ============  ===========
                                                   ============  ============  =============  ==========   ============  ===========

NET ASSETS REPRESENTED BY:
    Accumulation units                           $  16,694,205  $ 17,844,680 $   16,706,988 $ 5,811,388  $  18,177,334 $  5,147,724
    Contracts in payout phase
                                                   ------------  ------------  -------------  ----------   ------------  -----------
                                                   ------------  ------------  -------------  ----------   ------------  -----------

NET ASSETS                                       $  16,694,205  $ 17,844,680 $   16,706,988 $ 5,811,388  $  18,177,334 $  5,147,724
                                                   ============  ============  =============  ==========   ============  ===========
                                                   ============  ============  =============  ==========   ============  ===========

ACCUMULATION UNITS OUTSTANDING                       1,079,726     1,065,418        964,276     478,371      1,805,174      511,482

UNIT VALUE (ACCUMULATION)                        $       15.46  $      16.75 $        17.33 $     12.15  $       10.07 $      10.06
                                                   ============  ============  =============  ==========   ============  ===========
                                                   ============  ============  =============  ==========   ============  ===========

(1) Cost of investments:                         $  20,013,066  $ 14,144,098 $   13,549,220 $ 5,890,438  $  18,431,010 $  5,299,749
    Shares of investments:                             802,465       640,265        501,201     711,637      1,797,025      504,877


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                PIONEER    PRUDENTIAL     SCHWAB
                                                              PIONEER GROWTH   SMALL CAP  SERIES FUND  MARKETTRACK     SCHWAB MONEY
                                                 PIONEER FUND OPPORTUNITIES  VALUE II VCT EQUITY CLASS    GROWTH          MARKET
                                                VCT PORTFOLIO VCT PORTFOLIO    PORTFOLIO  II PORTFOLIO PORTFOLIO II      PORTFOLIO
                                                ------------- -------------- ------------ ------------ ------------- --------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)              $   4,236,630  $ 10,230,302 $    5,984,228 $ 1,560,616  $  14,658,331 $ 58,779,552
    Investment income due and accrued                                                                                       281,025
    Purchase payments receivable                                                     41,733                                 153,682
    Due from Great West Life & Annuity Insurance Company               3,958          4,255                                  33,474
                                                   ------------   -----------  -------------  ----------   ------------ ------------
                                                   ------------   -----------  -------------  ----------   ------------ ------------

       Total assets                                  4,236,630    10,234,260      6,030,216   1,560,616     14,658,331   59,247,733
                                                   ------------   -----------  -------------  ----------   ------------ ------------
                                                   ------------   -----------  -------------  ----------   ------------ ------------

LIABILITIES:
    Redemptions payable                                     18        34,453                                    96,757
    Due to Great West Life & Annuity Insurance Company     897         2,217          1,267         330          3,081       12,437
                                                   ------------   -----------  -------------  ----------   ------------ ------------
                                                   ------------   -----------  -------------  ----------   ------------ ------------

       Total liabilities                                   915        36,670          1,267         330         99,838       12,437
                                                   ------------   -----------  -------------  ----------   ------------ ------------
                                                   ------------   -----------  -------------  ----------   ------------ ------------

NET ASSETS                                       $   4,235,715  $ 10,197,590 $    6,028,949 $ 1,560,286  $  14,558,493 $ 59,235,296
                                                   ============   ===========  =============  ==========   ============ ============
                                                   ============   ===========  =============  ==========   ============ ============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $   4,235,715  $ 10,185,664 $    6,021,015 $ 1,560,286  $  14,558,493 $ 59,158,134
    Contracts in payout phase                                         11,926          7,934                                  77,162
                                                   ------------   -----------  -------------  ----------   ------------ ------------
                                                   ------------   -----------  -------------  ----------   ------------ ------------

NET ASSETS                                       $   4,235,715  $ 10,197,590 $    6,028,949 $ 1,560,286  $  14,558,493 $ 59,235,296
                                                   ============   ===========  =============  ==========   ============ ============
                                                   ============   ===========  =============  ==========   ============ ============

ACCUMULATION UNITS OUTSTANDING                         328,504       720,993        354,741     148,552        815,592    4,715,418

UNIT VALUE (ACCUMULATION)                        $       12.89  $      14.13 $        16.97 $     10.50  $       17.85 $      12.55
                                                   ============   ===========  =============  ==========   ============ ============
                                                   ============   ===========  =============  ==========   ============ ============

(1) Cost of investments:                         $   3,931,317  $  7,467,533 $    5,329,013 $ 1,379,427  $  12,256,812 $ 58,779,552
    Shares of investments:                             196,595       403,244        256,504      63,208        943,872   58,779,552


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    SCUDDER    SCUDDER SVL SCUDDER SVL
                                                                  DREMAN HIGH    CAPITAL    GROWTH &    SCUDDER SVS    SCUDDER VIT
                                                 SCHWAB S&P 500  RETURN EQUITY    GROWTH     INCOME     II LARGE CAP    SMALL CAP
                                                 INDEX PORTFOLIO      FUND      PORTFOLIO   PORTFOLIO    VALUE FUND     INDEX FUND
                                                 --------------- ------------- ------------------------ ------------  -------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)              $  92,013,996  $ 1,721,571 $    2,774,504 $   1,328,654  $  228,568 $   12,946,769
    Investment income due and accrued
    Purchase payments receivable                        34,955        4,174             11
    Due from Great West Life & Annuity Insurance Company33,915
                                                   ------------  -----------  -------------  ------------   ---------  -------------
                                                   ------------  -----------  -------------  ------------   ---------  -------------

       Total assets                                 92,082,866    1,725,745      2,774,515     1,328,654     228,568     12,946,769
                                                   ------------  -----------  -------------  ------------   ---------  -------------
                                                   ------------  -----------  -------------  ------------   ---------  -------------

LIABILITIES:
    Redemptions payable                                                                                                      20,881
    Due to Great West Life & Annuity Insurance Company  19,532          364            587           281          48          2,756
                                                   ------------  -----------  -------------  ------------   ---------  -------------
                                                   ------------  -----------  -------------  ------------   ---------  -------------

       Total liabilities                                19,532          364            587           281          48         23,637
                                                   ------------  -----------  -------------  ------------   ---------  -------------
                                                   ------------  -----------  -------------  ------------   ---------  -------------

NET ASSETS                                       $  92,063,334  $ 1,725,381 $    2,773,928 $   1,328,373  $  228,520 $   12,923,132
                                                   ============  ===========  =============  ============   =========  =============
                                                   ============  ===========  =============  ============   =========  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                           $  91,965,566  $ 1,725,381 $    2,773,928 $   1,328,373  $  228,520 $   12,923,132
    Contracts in payout phase                           97,768
                                                   ------------  -----------  -------------  ------------   ---------  -------------
                                                   ------------  -----------  -------------  ------------   ---------  -------------

NET ASSETS                                       $  92,063,334  $ 1,725,381 $    2,773,928 $   1,328,373  $  228,520 $   12,923,132
                                                   ============  ===========  =============  ============   =========  =============
                                                   ============  ===========  =============  ============   =========  =============

ACCUMULATION UNITS OUTSTANDING                       5,037,740      159,933        300,559       150,972      21,833        833,460

UNIT VALUE (ACCUMULATION)                        $       18.26  $     10.79 $         9.23 $        8.80  $    10.47 $        15.51
                                                   ============  ===========  =============  ============   =========  =============
                                                   ============  ===========  =============  ============   =========  =============

(1) Cost of investments:                         $  81,546,634  $ 1,668,034 $    2,317,692 $   1,163,498  $  227,358 $    9,887,199
    Shares of investments:                           5,086,456      128,380        164,172       136,693      14,457        899,081


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                              UNIVERSAL
                                                            INSTITUTIONAL                   VAN KAMPEN
                                                           FUND U.S. REAL   VAN KAMPEN LIT LIT GROWTH & WELLS FARGO
                                                               ESTATE        COMMON STOCK     INCOME    VT MULTI CAP   TOTAL SCHWAB
                                                              PORTFOLIO        PORTFOLIO    PORTFOLIO  VALUE FUND II  SELECT ANNUITY
                                                           ---------------- -------------- ----------- -------------  --------------
Schwab Select Annuity:

ASSETS:
    Investments at market value (1)                           $   18,308,832 $   750,679 $   1,011,363 $   8,585,862 $  558,502,570
    Investment income due and accrued                                                                                       411,429
    Purchase payments receivable                                                                                            298,188
    Due from Great West Life & Annuity Insurance Company               6,453                                                 84,931
                                                                -------------  ----------  ------------  ------------  -------------
                                                                -------------  ----------  ------------  ------------  -------------

       Total assets                                               18,315,285     750,679     1,011,363     8,585,862    559,297,118
                                                                -------------  ----------  ------------  ------------  -------------
                                                                -------------  ----------  ------------  ------------  -------------

LIABILITIES:
    Redemptions payable                                               14,036                   130,270        15,458      1,103,089
    Due to Great West Life & Annuity Insurance Company                 3,856         159           214         1,802        117,882
                                                                -------------  ----------  ------------  ------------  -------------
                                                                -------------  ----------  ------------  ------------  -------------

       Total liabilities                                              17,892         159       130,484        17,260      1,220,971
                                                                -------------  ----------  ------------  ------------  -------------
                                                                -------------  ----------  ------------  ------------  -------------

NET ASSETS                                                    $   18,297,393 $   750,520 $     880,879 $   8,568,602 $  558,076,147
                                                                =============  ==========  ============  ============  =============
                                                                =============  ==========  ============  ============  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                                        $   18,285,359 $   750,520 $     880,879 $   8,568,602 $  557,860,657
    Contracts in payout phase                                         12,034                                                215,490
                                                                -------------  ----------  ------------  ------------  -------------
                                                                -------------  ----------  ------------  ------------  -------------

NET ASSETS                                                    $   18,297,393 $   750,520 $     880,879 $   8,568,602 $  558,076,147
                                                                =============  ==========  ============  ============  =============
                                                                =============  ==========  ============  ============  =============

ACCUMULATION UNITS OUTSTANDING                                       708,617      70,737        79,968       642,411

UNIT VALUE (ACCUMULATION)                                     $        25.80 $     10.61 $       11.02 $       13.34
                                                                =============  ==========  ============  ============
                                                                =============  ==========  ============  ============

(1) Cost of investments:                                      $   12,723,236 $   720,654 $     997,511 $   5,638,990 $  506,802,332
    Shares of investments:                                           793,277      54,834        49,359       628,540


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          ALLIANCE
                                                                                                                        BERNSTEIN VP
                                                AIM V.I. CORE                  AIM V.I.   ALGER AMERICAN ALGER AMERICAN   UTILITY
                                                    EQUITY     AIM V.I. HIGH  TECHNOLOGY      GROWTH      MIDCAP GROWTH    INCOME
                                                  PORTFOLIO   YIELD PORTFOLIO PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO
                                                ------------- -------------- ------------ -------------- -------------- ------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                    $      49,033 $    774,213 $              $      55,077 $           $       70,413

EXPENSES:
    Mortality and expense risk                         106,953       91,037         54,673       198,583      28,797         33,260
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

NET INVESTMENT INCOME (LOSS)                           (57,920)     683,176        (54,673)     (143,506)    (28,797)        37,153
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares        (95,686)     142,555        757,468      (147,108)    167,495        650,820
    Realized gain distributions                              0            0              0             0     131,456              0
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

    Net realized gain (loss)                           (95,686)     142,555        757,468      (147,108)    298,951        650,820
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                  357,017     (643,895)      (806,558)    2,627,393      (8,651)      (255,550)
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     203,411 $    181,836 $     (103,763)$   2,336,779 $   261,503 $      432,423
                                                   ============  ===========  =============  ============  ==========  =============
                                                   ============  ===========  =============  ============  ==========  =============


INVESTMENT INCOME RATIO (2005)                           0.39%        7.22%                        0.24%                      1.80%
                                                   ============  ===========                 ============              =============
                                                   ============  ===========                 ============              =============

INVESTMENT INCOME RATIO (2004)                           0.76%       14.63%                                                   1.50%
                                                   ============  ===========                                           =============
                                                   ============  ===========                                           =============

INVESTMENT INCOME RATIO (2003)                           1.09%        5.97%                                                   0.12%
                                                   ============  ===========                                           =============
                                                   ============  ===========                                           =============

INVESTMENT INCOME RATIO (2002)                           1.26%       11.42%                        0.40%
                                                   ============  ===========                 ============
                                                   ============  ===========                 ============

INVESTMENT INCOME RATIO (2001)                           1.07%        8.72%                        0.24%
                                                   ============  ===========                 ============
                                                   ============  ===========                 ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   ALLIANCE      AMERICAN                      AMERICAN                 DELAWARE VIP
                                                 BERNSTEIN WW   CENTURY VP  AMERICAN CENTURY  CENTURY VP                  SMALL CAP
                                                 PRIVATIZATION  BALANCED   VP INTERNATIONAL    VALUE     BARON CAPITAL     VALUE
                                                   PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO     ASSET FUND    PORTFOLIO
                                                 ------------- ----------- ----------------  ----------- ------------- -------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                    $         147 $    37,107 $      105,117 $      54,821 $              $     23,595

EXPENSES:
    Mortality and expense risk                          12,994      20,171         82,504        61,386        214,027       55,415
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

NET INVESTMENT INCOME (LOSS)                           (12,847)     16,936         22,613        (6,565)      (214,027)     (31,820)
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares                39,714      76,859        639,811        69,621      2,856,016      428,444
    Realized gain distributions                              0         788              0       634,301              0      448,297
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

    Net realized gain                                   39,714      77,647        639,811       703,922      2,856,016      876,741
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

    Change in net unrealized appreciation
       on investments                                  416,310      (1,704)       536,077      (367,227)    (2,226,670)    (246,203)
                                                   ------------  ----------  -------------  ------------  -------------  -----------
                                                   ------------  ----------  -------------  ------------  -------------  -----------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     443,177 $    92,879 $    1,198,501 $     330,130 $      415,319 $    598,718
                                                   ============  ==========  =============  ============  =============  ===========
                                                   ============  ==========  =============  ============  =============  ===========


INVESTMENT INCOME RATIO (2005)                           0.01%       1.56%          1.08%         0.76%                       0.36%
                                                   ============  ==========  =============  ============                 ===========
                                                   ============  ==========  =============  ============                 ===========

INVESTMENT INCOME RATIO (2004)                                       1.13%          0.57%         0.74%                       0.20%
                                                                 ==========  =============  ============                 ===========
                                                                 ==========  =============  ============                 ===========

INVESTMENT INCOME RATIO (2003)                                                      0.72%
                                                                             =============
                                                                             =============

INVESTMENT INCOME RATIO (2002)                                                      0.85%
                                                                             =============
                                                                             =============

INVESTMENT INCOME RATIO (2001)                                                      0.09%
                                                                             =============
                                                                             =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            DREYFUS VIF  DREYFUS VIF  FEDERATED
                                                 DREYFUS GVIT                  DREYFUS VIF  DEVELOPING    GROWTH &     AMERICAN
                                                 MIDCAP INDEX  DREYFUS MIDCAP  APPRECIATION   LEADERS      INCOME    LEADERS FUND
                                                   FUND II     STOCK PORTFOLIO  PORTFOLIO    PORTFOLIO    PORTFOLIO       II
                                                 ------------- -------------- ------------- ------------ ------------ --------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                    $      35,995 $       520 $        1,847 $             $     61,982 $      276,546

EXPENSES:
    Mortality and expense risk                          32,220      15,741         85,969         5,335       39,160        142,735
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

NET INVESTMENT INCOME (LOSS)                             3,775     (15,221)       (84,122)       (5,335)      22,822        133,811
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares               128,351     107,484        366,785        33,444      103,446        634,412
    Realized gain distributions                        277,279       6,921              0             0            0              0
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

    Net realized gain                                  405,630     114,405        366,785        33,444      103,446        634,412
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

    Change in net unrealized appreciation
       on investments                                   16,564      56,703         66,830        (5,875)     (23,800)      (185,670)
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     425,969 $   155,887 $      349,493 $      22,234 $    102,468 $      582,553
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============


INVESTMENT INCOME RATIO (2005)                           0.95%       0.03%          0.02%                      1.35%          1.65%
                                                   ============  ==========  =============                ===========  =============
                                                   ============  ==========  =============                ===========  =============

INVESTMENT INCOME RATIO (2004)                           0.43%       0.45%          1.65%         0.23%        1.27%          1.43%
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============

INVESTMENT INCOME RATIO (2003)                           0.30%       0.76%          1.43%         0.05%        0.85%          1.61%
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============

INVESTMENT INCOME RATIO (2002)                                                      0.77%                      0.57%          1.13%
                                                                             =============                ===========  =============
                                                                             =============                ===========  =============

INVESTMENT INCOME RATIO (2001)                                                      1.11%                      0.55%          1.29%
                                                                             =============                ===========  =============
                                                                             =============                ===========  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                 FEDERATED    JANUS ASPEN  JANUS ASPEN  JANUS ASPEN    JANUS ASPEN
                                                   FEDERATED   FUND FOR U.S.    SERIES       SERIES    SERIES GROWTH      SERIES
                                                CAPITAL INCOME   GOVERNMENT    BALANCED   FLEXIBLE BOND   & INCOME    INTERNATIONAL
                                                    FUND II    SECURITIES II   PORTFOLIO    PORTFOLIO    PORTFOLIO  GROWTH PORTFOLIO
                                                -------------- ------------- ------------ ------------------------------------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                    $      87,787 $ 1,771,584 $       58,595 $   1,352,625 $     16,848 $      188,401

EXPENSES:
    Mortality and expense risk                          13,261     360,568         19,611       221,491       17,885        126,721
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

NET INVESTMENT INCOME (LOSS)                            74,526   1,411,016         38,984     1,131,134       (1,037)        61,680
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares         46,650    (248,027)        64,210      (454,663)      96,573        949,495
    Realized gain distributions                              0           0              0       768,413            0              0
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

    Net realized gain (loss)                            46,650    (248,027)        64,210       313,750       96,573        949,495
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                  (44,293)   (688,247)        68,730    (1,164,324)     191,799      3,464,918
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $      76,883 $   474,742 $      171,924 $     280,560 $    287,335 $    4,476,093
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============


INVESTMENT INCOME RATIO (2005)                           5.63%       4.18%          2.54%         5.20%        0.80%          1.26%
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============

INVESTMENT INCOME RATIO (2004)                           4.71%       4.71%          3.17%         5.54%        0.73%          0.88%
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============

INVESTMENT INCOME RATIO (2003)                           6.20%       3.95%          3.24%         4.39%        0.18%          1.21%
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============

INVESTMENT INCOME RATIO (2002)                           5.66%       3.34%                        4.94%                       0.79%
                                                   ============  ==========                 ============               =============
                                                   ============  ==========                 ============               =============

INVESTMENT INCOME RATIO (2001)                           3.32%       3.64%                        6.24%                       1.00%
                                                   ============  ==========                 ============               =============
                                                   ============  ==========                 ============               =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                 JANUS ASPEN
                                                   JANUS ASPEN     SERIES      OPPENHEIMER
                                                   SERIES LARGE   WORLDWIDE       GLOBAL                   PIMCO VIT LOW   PIMCO VIT
                                                    CAP GROWTH     GROWTH       SECURITIES PIMCO VIT HIGH    DURATION   TOTAL RETURN
                                                    PORTFOLIO     PORTFOLIO      FUND/VA   YIELD PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                   ------------  ------------ ------------ --------------- -------------- ----------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                    $      57,641 $   256,640 $      125,575 $     397,619 $    517,643 $       77,866

EXPENSES:
    Mortality and expense risk                         151,346     169,651        113,288        51,516      156,621         16,566
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

NET INVESTMENT INCOME (LOSS)                           (93,705)     86,989         12,287       346,103      361,022         61,300
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain (loss) on sale of fund shares     (1,306,124)  1,234,990        421,872       113,211      (33,757)        (1,554)
    Realized gain distributions                              0           0              0             0       48,777         81,603
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

    Net realized gain (loss)                        (1,306,124)  1,234,990        421,872       113,211       15,020         80,049
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

    Change in net unrealized appreciation (depreciation)
       on investments                                1,902,314    (588,019)     1,451,501      (278,806)    (340,982)      (129,804)
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     502,485 $   733,960 $    1,885,660 $     180,508 $     35,060 $       11,545
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============


INVESTMENT INCOME RATIO (2005)                           0.32%       1.29%          0.94%         6.56%        2.81%          2.65%
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============

INVESTMENT INCOME RATIO (2004)                           0.13%       0.96%          1.28%         6.57%        1.25%
                                                   ============  ==========  =============  ============  ===========
                                                   ============  ==========  =============  ============  ===========

INVESTMENT INCOME RATIO (2003)                           0.08%       1.09%                        3.98%        0.72%
                                                   ============  ==========                 ============  ===========
                                                   ============  ==========                 ============  ===========

INVESTMENT INCOME RATIO (2002)                                       0.82%
                                                                 ==========
                                                                 ==========

INVESTMENT INCOME RATIO (2001)                           0.07%       0.45%
                                                   ============  ==========
                                                   ============  ==========


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRUDENTIAL     SCHWAB
                                                                PIONEER GROWTH PIONEER SMALL   SERIES FUND  MARKETTRACK SCHWAB MONEY
                                                  PIONEER FUND   OPPORTUNITIES CAP VALUE II   EQUITY CLASS    GROWTH       MARKET
                                                  VCT PORTFOLIO  VCT PORTFOLIO VCT PORTFOLIO  II PORTFOLIO PORTFOLIO II  PORTFOLIO
                                                  ------------- -------------- ------------- ------------- ------------ ------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                    $      59,056 $           $       27,981 $       7,063 $    186,649 $    1,673,160

EXPENSES:
    Mortality and expense risk                          37,623      90,937         40,571         9,257      120,217        524,877
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

NET INVESTMENT INCOME (LOSS)                            21,433     (90,937)       (12,590)       (2,194)      66,432      1,148,283
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares                36,953   1,376,321        468,669        71,520      461,985              0
    Realized gain distributions                              0           0          3,831             0            0              0
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

    Net realized gain                                   36,953   1,376,321        472,500        71,520      461,985              0
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

    Change in net unrealized appreciation
       on investments                                  159,871    (768,525)       187,178        45,337      132,890              0
                                                   ------------  ----------  -------------  ------------  -----------  -------------
                                                   ------------  ----------  -------------  ------------  -----------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     218,257 $   516,859 $      647,088 $     114,663 $    661,307 $    1,148,283
                                                   ============  ==========  =============  ============  ===========  =============
                                                   ============  ==========  =============  ============  ===========  =============


INVESTMENT INCOME RATIO (2005)                           1.33%                      0.59%         0.65%        1.32%          2.71%
                                                   ============              =============  ============  ===========  =============
                                                   ============              =============  ============  ===========  =============

INVESTMENT INCOME RATIO (2004)                           1.05%                      1.15%         0.81%        1.26%          0.87%
                                                   ============              =============  ============  ===========  =============
                                                   ============              =============  ============  ===========  =============

INVESTMENT INCOME RATIO (2003)                           0.93%                      1.15%         0.69%        1.32%          0.75%
                                                   ============              =============  ============  ===========  =============
                                                   ============              =============  ============  ===========  =============

INVESTMENT INCOME RATIO (2002)                           0.84%                                    0.44%        1.62%          1.31%
                                                   ============                             ============  ===========  =============
                                                   ============                             ============  ===========  =============

INVESTMENT INCOME RATIO (2001)                           0.71%                                    0.49%        2.60%          3.60%
                                                   ============                             ============  ===========  =============
                                                   ============                             ============  ===========  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                               SCUDDER SVL SCUDDER SVL
                                                   SCHWAB S&P  SCUDDER DREMAN    CAPITAL    GROWTH &   SCUDDER SVS II SCUDDER VIT
                                                   500 INDEX     HIGH RETURN      GROWTH     INCOME       LARGE CAP   EAFE EQUITY
                                                   PORTFOLIO     EQUITY FUND    PORTFOLIO   PORTFOLIO    VALUE FUND    INDEX FUND
                                                   ----------  -------------- ------------ ----------- -------------- --------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                    $   1,552,191 $            $       25,517 $      20,151 $           $      228,597

EXPENSES:
    Mortality and expense risk                         811,374        4,006         22,072        12,919         550         45,547
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

NET INVESTMENT INCOME (LOSS)                           740,817       (4,006)         3,445         7,232        (550)       183,050
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares             1,998,150        2,697        119,729       149,000       1,950      1,699,246
    Realized gain distributions                              0            0              0             0           0              0
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

    Net realized gain                                1,998,150        2,697        119,729       149,000       1,950      1,699,246
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

    Change in net unrealized appreciation
       on investments                                  632,313       53,537         83,437       (85,269)      1,210     (1,871,037)
                                                   ------------  -----------  -------------  ------------  ----------  -------------
                                                   ------------  -----------  -------------  ------------  ----------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $   3,371,280 $     52,228 $      206,611 $      70,963 $     2,610 $       11,259
                                                   ============  ===========  =============  ============  ==========  =============
                                                   ============  ===========  =============  ============  ==========  =============


INVESTMENT INCOME RATIO (2005)                           1.63%                       0.98%         1.33%                      2.39%
                                                   ============               =============  ============              =============
                                                   ============               =============  ============              =============

INVESTMENT INCOME RATIO (2004)                           1.10%                       0.55%         0.86%                      2.35%
                                                   ============               =============  ============              =============
                                                   ============               =============  ============              =============

INVESTMENT INCOME RATIO (2003)                           1.23%                       0.45%         0.92%                      4.01%
                                                   ============               =============  ============              =============
                                                   ============               =============  ============              =============

INVESTMENT INCOME RATIO (2002)                           1.14%                       0.33%         0.99%                      1.34%
                                                   ============               =============  ============              =============
                                                   ============               =============  ============              =============

INVESTMENT INCOME RATIO (2001)                           1.01%                       0.37%         1.26%
                                                   ============               =============  ============
                                                   ============               =============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                 UNIVERSAL
                                                               INSTITUTIONAL  VAN KAMPEN  VAN KAMPEN LIT
                                                 SCUDDER VIT  FUND U.S. REAL  LIT COMMON     GROWTH &     WELLS FARGO
                                                  SMALL CAP       ESTATE        STOCK        INCOME      VT MULTI CAP  TOTAL SCHWAB
                                                 INDEX FUND      PORTFOLIO    PORTFOLIO     PORTFOLIO   VALUE FUND II SELECT ANNUITY
                                                 -----------  -------------- ------------ -------------- ------------- -------------
Schwab Select Annuity:

INVESTMENT INCOME:
    Dividends                                    $      93,654 $    231,222 $              $          $       40,179 $   10,600,657

EXPENSES:
    Mortality and expense risk                         119,793      159,527          2,505      1,478         81,843      4,784,581
                                                   ------------ ------------  -------------  ---------  -------------  -------------
                                                   ------------ ------------  -------------  ---------  -------------  -------------

NET INVESTMENT INCOME (LOSS)                           (26,139)      71,695         (2,505)    (1,478)       (41,664)     5,816,076
                                                   ------------ ------------  -------------  ---------  -------------  -------------
                                                   ------------ ------------  -------------  ---------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Realized gain on sale of fund shares             1,616,502    3,286,072            491        492      1,450,138     20,582,722
    Realized gain distributions                        401,671      510,718              0          0              0      3,314,055
                                                   ------------ ------------  -------------  ---------  -------------  -------------
                                                   ------------ ------------  -------------  ---------  -------------  -------------

    Net realized gain                                2,018,173    3,796,790            491        492      1,450,138     23,896,777
                                                   ------------ ------------  -------------  ---------  -------------  -------------
                                                   ------------ ------------  -------------  ---------  -------------  -------------

    Change in net unrealized appreciation
       on investments                               (1,634,941)  (1,250,304)        30,025     13,852       (114,802)    (1,235,350)
                                                   ------------ ------------  -------------  ---------  -------------  -------------
                                                   ------------ ------------  -------------  ---------  -------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                    $     357,093 $  2,618,181 $       28,011 $   12,866 $    1,293,672 $   28,477,503
                                                   ============ ============  =============  =========  =============  =============
                                                   ============ ============  =============  =========  =============  =============


INVESTMENT INCOME RATIO (2005)                           0.66%        1.23%                                    0.42%
                                                   ============ ============                            =============
                                                   ============ ============                            =============

INVESTMENT INCOME RATIO (2004)                           0.45%        1.50%
                                                   ============ ============
                                                   ============ ============

INVESTMENT INCOME RATIO (2003)                           0.89%                                                 0.11%
                                                   ============                                         =============
                                                   ============                                         =============

INVESTMENT INCOME RATIO (2002)                           0.65%        3.09%                                    0.37%
                                                   ============ ============                            =============
                                                   ============ ============                            =============

INVESTMENT INCOME RATIO (2001)                           0.89%        3.71%
                                                   ============ ============
                                                   ============ ============


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                      AIM V.I. CORE EQUITY           AIM V.I. HIGH YIELD         AIM V.I. TECHNOLOGY
                                                           PORTFOLIO                      PORTFOLIO                  PORTFOLIO
                                                   ------------------------------------------------------  -------------------------
                                                   -------------------------  ---------------------------  -------------------------
                                                     2005           2004          2005           2004           2005          2004
                                                   ----------  -------------  ------------   ------------  -------------  ----------
                                                   ----------  -------------  ------------   ------------  -------------  ----------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $     (57,920)$    (14,264)$     683,176  $   2,158,347 $    (54,673)$     (82,558)
    Net realized gain (loss)                           (95,686)    (809,268)      142,555        433,078      757,468       870,349
    Change in net unrealized appreciation
       on investments                                  357,017    1,164,963      (643,895)    (1,135,902)    (806,558)     (480,955)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting
       from operations                                 203,411      341,431       181,836      1,455,523     (103,763)      306,836
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  115,358      114,634        53,332        171,105       22,861        77,845
    Redemptions                                     (1,587,418)  (2,731,422)   (1,104,459)    (1,708,828)    (600,240)     (534,724)
    Transfers, net                                  (2,364,676)  (3,692,016)   (5,859,478)    (3,624,008)  (2,585,004)     (940,314)
    Contract maintenance charges                        (1,863)      (2,561)         (856)        (1,375)      (2,124)       (2,719)
    Adjustments to net assets allocated to contracts
       in payout phase                                               (2,069)            0
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Decrease in net assets resulting from
       contract transactions                        (3,838,599)  (6,313,434)   (6,911,461)    (5,163,106)  (3,164,507)   (1,399,912)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total decrease in net assets                    (3,635,188)  (5,972,003)   (6,729,625)    (3,707,583)  (3,268,270)   (1,093,076)

NET ASSETS:
    Beginning of period                             14,884,007   20,856,010    15,281,431     18,989,014    9,468,936    10,562,012
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $  11,248,819 $ 14,884,007 $   8,551,806  $  15,281,431 $  6,200,666 $   9,468,936
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        18,768       66,732        35,618        389,431    1,458,358     1,631,151
    Units redeemed                                    (257,857)    (474,305)     (567,480)      (821,694)  (2,872,704)   (2,260,126)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net decrease                                      (239,089)    (407,573)     (531,862)      (432,263)  (1,414,346)     (628,975)
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                         ALGER AMERICAN MIDCAP GROWTH  ALLIANCE BERNSTEIN VP UTILITY
                                               ALGER AMERICAN GROWTH             PORTFOLIO                  INCOME PORTFOLIO
                                                     PORTFOLIO
                                               ------------------------  ----------------------------- -----------------------------
                                               ------------------------  -------------------------  --------------------------------
                                                  2005         2004         2005          2004         2005          2004
                                               -----------  -----------  ------------  -----------  ------------  -----------
                                               -----------  -----------  ------------  -----------  ------------  -----------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)             $   (143,506)$   (232,939)$     (28,797)$    (26,767)$      37,153 $      7,515
    Net realized gain (loss)                     (147,108)  (2,023,111)      298,951       74,942       650,820       72,360
    Change in net unrealized appreciation
       on investments                           2,627,393    3,253,621        (8,651)     236,765      (255,550)     243,209
                                               -----------  -----------  ------------  -----------  ------------  -----------
                                               -----------  -----------  ------------  -----------  ------------  -----------

    Increase in net assets resulting
       from operations                          2,336,779      997,571       261,503      284,940       432,423      323,084
                                               -----------  -----------  ------------  -----------  ------------  -----------
                                               -----------  -----------  ------------  -----------  ------------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                             227,690      284,649        15,834        5,238        13,979           26
    Redemptions                                (3,042,975)  (2,809,971)     (493,398)    (157,487)     (212,576)    (125,209)
    Transfers, net                             (1,838,699)  (2,585,357)      241,745    1,183,322     1,895,814    1,658,396
    Contract maintenance charges                   (4,994)      (6,470)         (520)        (502)         (468)        (141)
    Adjustments to net assets allocated to contracts
       in payout phase                                          (1,344)            0                        609        2,267
                                               -----------  -----------  ------------  -----------  ------------  -----------
                                               -----------  -----------  ------------  -----------  ------------  -----------

    Increase (decrease) in net assets resulting from
       contract transactions                   (4,658,978)  (5,118,493)     (236,339)   1,030,571     1,697,358    1,535,339
                                               -----------  -----------  ------------  -----------  ------------  -----------
                                               -----------  -----------  ------------  -----------  ------------  -----------

    Total increase (decrease) in net assets    (2,322,199)  (4,120,922)       25,164    1,315,511     2,129,781    1,858,423

NET ASSETS:
    Beginning of period                        25,654,928   29,775,850     3,711,609    2,396,098     2,443,693      585,270
                                               -----------  -----------  ------------  -----------  ------------  -----------
                                               -----------  -----------  ------------  -----------  ------------  -----------

    End of period                            $ 23,332,729 $ 25,654,928 $   3,736,773 $  3,711,609 $   4,573,474 $  2,443,693
                                               ===========  ===========  ============  ===========  ============  ===========
                                               ===========  ===========  ============  ===========  ============  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  114,905      160,062       145,178      229,690       444,832      186,292
    Units redeemed                               (386,972)    (480,948)     (165,489)    (155,308)     (330,728)     (58,038)
                                               -----------  -----------  ------------  -----------  ------------  -----------
                                               -----------  -----------  ------------  -----------  ------------  -----------

    Net increase (decrease)                      (272,067)    (320,886)      (20,311)      74,382       114,104      128,254
                                               ===========  ===========  ============  ===========  ============  ===========
                                               ===========  ===========  ============  ===========  ============  ===========


The accompanying notes are an integral part of these financial statements.                                        (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                               ALLIANCE
                                                             BERNSTEIN WW
                                                             PRIVATIZATION   AMERICAN CENTURY VP BALANCED     AMERICAN CENTURY VP
                                                               PORTFOLIO             PORTFOLIO              INTERNATIONAL PORTFOLIO
                                                            --------------  --------------------------- ----------------------------
                                                                 2005          2005           2004          2005          2004
                                                              ------------  ------------  -------------  ------------  ------------
                                                              ------------  ------------  -------------  ------------  ------------
Schwab Select Annuity:                                           (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                             $     (12,847)$      16,936 $        3,727 $      22,613 $     (24,872)
    Net realized gain                                               39,714        77,647         18,657       639,811       657,232
    Change in net unrealized appreciation
       on investments                                              416,310        (1,704)       103,604       536,077       494,607
                                                               ------------  ------------  -------------  ------------  ------------
                                                               ------------  ------------  -------------  ------------  ------------

    Increase in net assets resulting
       from operations                                             443,177        92,879        125,988     1,198,501     1,126,967
                                                               ------------  ------------  -------------  ------------  ------------
                                                               ------------  ------------  -------------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                2,212        17,763          6,023        18,002        90,324
    Redemptions                                                    (99,867)     (485,188)      (195,440)     (995,151)   (1,067,042)
    Transfers, net                                               4,683,596     1,318,034      1,052,841     2,288,087      (336,052)
    Contract maintenance charges                                       (74)         (487)          (138)       (1,028)       (1,170)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                               ------------  ------------  -------------  ------------  ------------
                                                               ------------  ------------  -------------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                     4,585,867       850,122        863,286     1,309,910    (1,313,940)
                                                               ------------  ------------  -------------  ------------  ------------
                                                               ------------  ------------  -------------  ------------  ------------

    Total increase (decrease) in net assets                      5,029,044       943,001        989,274     2,508,411      (186,973)

NET ASSETS:
    Beginning of period                                                  0     1,820,177        830,903     9,199,414     9,386,387
                                                               ------------  ------------  -------------  ------------  ------------
                                                               ------------  ------------  -------------  ------------  ------------

    End of period                                            $   5,029,044 $   2,763,178 $    1,820,177 $  11,707,825 $   9,199,414
                                                               ============  ============  =============  ============  ============
                                                               ============  ============  =============  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                   461,994       158,437        109,612       283,343       223,349
    Units redeemed                                                 (49,024)      (88,067)       (32,485)     (202,756)     (321,699)
                                                               ------------  ------------  -------------  ------------  ------------
                                                               ------------  ------------  -------------  ------------  ------------

    Net increase (decrease)                                        412,970        70,370         77,127        80,587       (98,350)
                                                               ============  ============  =============  ============  ============
                                                               ============  ============  =============  ============  ============


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                   AMERICAN CENTURY VP VALUE     BARON CAPITAL ASSET FUND    DELAWARE VIP SMALL CAP
                                                           PORTFOLIO                                             VALUE PORTFOLIO
                                                   ------------------------------------------------------  -------------------------
                                                   -------------------------  ---------------------------  -------------------------
                                                      2005         2004          2005           2004         2005          2004
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment loss                          $      (6,565)$     (4,212)$    (214,027) $    (199,253)$    (31,820)$     (25,647)
    Net realized gain                                  703,922      163,956     2,856,016      1,043,383      876,741       174,211
    Change in net unrealized appreciation
       on investments                                 (367,227)     420,264    (2,226,670)     4,412,829     (246,203)      582,242
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                                 330,130      580,008       415,319      5,256,959      598,718       730,806
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   29,823        2,265       105,636        127,700       23,116         6,865
    Redemptions                                       (523,099)    (429,665)   (2,032,818)    (2,028,766)    (536,710)     (228,713)
    Transfers, net                                   2,487,877    3,426,830    (3,927,591)     1,396,022    1,961,195     1,107,099
    Contract maintenance charges                          (589)        (361)       (3,182)        (3,383)        (762)         (491)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         1,994,012    2,999,069    (5,857,955)      (508,427)   1,446,839       884,760
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total increase (decrease) in net assets          2,324,142    3,579,077    (5,442,636)     4,748,532    2,045,557     1,615,566

NET ASSETS:
    Beginning of period                              5,987,116    2,408,039    27,659,235     22,910,703    4,975,440     3,359,874
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $   8,311,258 $  5,987,116 $  22,216,599  $  27,659,235 $  7,020,997 $   4,975,440
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       304,512      374,630       225,118        383,351      296,118       170,023
    Units redeemed                                    (152,996)    (127,042)     (582,470)      (436,066)    (195,799)     (107,776)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net increase (decrease)                            151,516      247,588      (357,352)       (52,715)     100,319        62,247
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              DREYFUS GVIT MIDCAP INDEX FUND II     DREYFUS MIDCAP STOCK   DREYFUS VIF APPRECIATION
                                                                                          PORTFOLIO               PORTFOLIO
                                                 --------------------------------- ---------------------- --------------------------
                                                     2005            2004          2005        2004           2005        2004
                                                 ---------------  ------------ ------------ -------------  ------------ ------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                $       3,775 $       (8,166)$   (15,221)$       (4,246)$     (84,122)$      86,379
    Net realized gain                                 405,630        113,381     114,405         60,309       366,785       167,969
    Change in net unrealized appreciation
       on investments                                  16,564        203,594      56,703         94,655        66,830       169,674
                                                  ------------  -------------  ----------  -------------  ------------  ------------
                                                  ------------  -------------  ----------  -------------  ------------  ------------

    Increase in net assets resulting
       from operations                                425,969        308,809     155,887        150,718       349,493       424,022
                                                  ------------  -------------  ----------  -------------  ------------  ------------
                                                  ------------  -------------  ----------  -------------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  21,685          9,593       4,595          1,618        16,213        59,094
    Redemptions                                      (198,778)       (94,534)   (129,060)      (171,624)     (902,592)     (869,704)
    Transfers, net                                  1,836,598      1,540,102     962,004        590,492      (837,459)      284,652
    Contract maintenance charges                         (373)          (173)       (163)          (167)         (981)       (1,358)
    Adjustments to net assets allocated to contracts
       in payout phase                                                  (717)          0
                                                  ------------  -------------  ----------  -------------  ------------  ------------
                                                  ------------  -------------  ----------  -------------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                        1,659,132      1,454,271     837,376        420,319    (1,724,819)     (527,316)
                                                  ------------  -------------  ----------  -------------  ------------  ------------
                                                  ------------  -------------  ----------  -------------  ------------  ------------

    Total increase (decrease) in net assets         2,085,101      1,763,080     993,263        571,037    (1,375,326)     (103,294)

NET ASSETS:
    Beginning of period                             2,844,909      1,081,829   1,402,405        831,368    10,749,103    10,852,397
                                                  ------------  -------------  ----------  -------------  ------------  ------------
                                                  ------------  -------------  ----------  -------------  ------------  ------------

    End of period                               $   4,930,010 $    2,844,909 $ 2,395,668 $    1,402,405 $   9,373,777 $  10,749,103
                                                  ============  =============  ==========  =============  ============  ============
                                                  ============  =============  ==========  =============  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      185,499        160,808     126,622         65,214       101,265       219,067
    Units redeemed                                    (69,665)       (44,141)    (65,609)       (30,689)     (281,721)     (278,216)
                                                  ------------  -------------  ----------  -------------  ------------  ------------
                                                  ------------  -------------  ----------  -------------  ------------  ------------

    Net increase (decrease)                           115,834        116,667      61,013         34,525      (180,456)      (59,149)
                                                  ============  =============  ==========  =============  ============  ============
                                                  ============  =============  ==========  =============  ============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                              DREYFUS VIF DEVELOPING LEADERS  DREYFUS VIF GROWTH & INCOME FEDERATED AMERICAN LEADERS
                                                        PORTFOLIO                      PORTFOLIO                FUND II
                                              ----------------------------- --------------------------------------------------------
                                               ---------------------------  ---------------------------  ---------------------------
                                                  2005           2004          2005           2004           2005          2004
                                               ------------  -------------  ------------   ------------  -------------  ------------
                                               ------------  -------------  ------------   ------------  -------------  ------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (5,335)$     (3,503)$      22,822  $      18,726 $    133,811 $     113,015
    Net realized gain (loss)                            33,444       15,693       103,446         (9,247)     634,412        15,301
    Change in net unrealized appreciation
       on investments                                   (5,875)      34,966       (23,800)       280,935     (185,670)    1,507,834
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                                  22,234       47,156       102,468        290,414      582,553     1,636,150
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   22,842       61,239        14,671         30,301       63,559        46,866
    Redemptions                                        (80,291)     (57,127)     (373,160)      (391,716)  (2,412,511)   (2,194,676)
    Transfers, net                                    (240,666)     267,016        90,719        269,627   (3,694,389)      572,774
    Contract maintenance charges                           (52)         (35)         (755)          (875)      (1,931)       (2,450)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                              (689)                    (4,548)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                          (298,167)     271,093      (268,525)       (93,352)  (6,045,272)   (1,582,034)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total increase (decrease) in net assets           (275,933)     318,249      (166,057)       197,062   (5,462,719)       54,116

NET ASSETS:
    Beginning of period                                709,864      391,615     4,724,853      4,527,791   20,197,018    20,142,902
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $     433,931 $    709,864 $   4,558,796  $   4,724,853 $ 14,734,299 $  20,197,018
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                         5,334       46,131        77,383        103,705       21,046       169,735
    Units redeemed                                     (27,816)     (25,069)     (106,578)      (113,884)    (362,136)     (265,790)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net increase (decrease)                            (22,482)      21,062       (29,195)       (10,179)    (341,090)      (96,055)
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                FEDERATED FUND FOR U.S.  JANUS ASPEN SERIES BALANCED
                                              FEDERATED CAPITAL INCOME FUND II  GOVERNMENT SECURITIES II          PORTFOLIO
                                              -------------------------------- ------------------------- ---------------------------
                                              ---------------------------  ---------------------------  ----------------------------
                                                 2005           2004          2005           2004          2005           2004
                                              ------------  -------------  ------------  -------------  ------------  --------------
                                              ------------  -------------  ------------  -------------  ------------  --------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                       $      74,526 $     66,693 $   1,411,016 $    1,902,696 $      38,984 $      20,702
    Net realized gain (loss)                           46,650       92,668      (248,027)       191,479        64,210        10,432
    Change in net unrealized appreciation
       on investments                                 (44,293)     (20,109)     (688,247)      (831,219)       68,730        59,693
                                                  ------------  -----------  ------------  -------------  ------------  ------------
                                                  ------------  -----------  ------------  -------------  ------------  ------------

    Increase in net assets resulting
       from operations                                 76,883      139,252       474,742      1,262,956       171,924        90,827
                                                  ------------  -----------  ------------  -------------  ------------  ------------
                                                  ------------  -----------  ------------  -------------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                  40,260       62,757       166,246        277,345        24,965        23,094
    Redemptions                                      (216,091)     (73,138)   (6,448,560)    (5,780,894)      (50,334)     (124,344)
    Transfers, net                                    (51,733)    (570,348)   (1,470,703)    (5,243,419)    1,063,971     1,087,322
    Contract maintenance charges                         (222)        (324)       (3,018)        (4,485)         (344)         (151)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                  ------------  -----------  ------------  -------------  ------------  ------------
                                                  ------------  -----------  ------------  -------------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                         (227,786)    (581,053)   (7,756,035)   (10,751,453)    1,038,258       985,921
                                                  ------------  -----------  ------------  -------------  ------------  ------------
                                                  ------------  -----------  ------------  -------------  ------------  ------------

    Total increase (decrease) in net assets          (150,903)    (441,801)   (7,281,293)    (9,488,497)    1,210,182     1,076,748

NET ASSETS:
    Beginning of period                             1,640,336    2,082,137    45,578,131     55,066,628     1,621,255       544,507
                                                  ------------  -----------  ------------  -------------  ------------  ------------
                                                  ------------  -----------  ------------  -------------  ------------  ------------

    End of period                               $   1,489,433 $  1,640,336 $  38,296,838 $   45,578,131 $   2,831,437 $   1,621,255
                                                  ============  ===========  ============  =============  ============  ============
                                                  ============  ===========  ============  =============  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                       20,709       23,769       281,375        337,937       161,547       118,866
    Units redeemed                                    (41,783)     (82,161)     (801,955)    (1,079,067)      (72,416)      (28,753)
                                                  ------------  -----------  ------------  -------------  ------------  ------------
                                                  ------------  -----------  ------------  -------------  ------------  ------------

    Net increase (decrease)                           (21,074)     (58,392)     (520,580)      (741,130)       89,131        90,113
                                                  ============  ===========  ============  =============  ============  ============
                                                  ============  ===========  ============  =============  ============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                            JANUS ASPEN SERIES FLEXIBLE BOND JANUS ASPEN SERIES GROWTH &   JANUS ASPEN SERIES
                                                       PORTFOLIO                   INCOME PORTFOLIO  INTERNATIONAL GROWTH PORTFOLIO
                                            -------------------------------- -------------------------------------------------------
                                              ---------------------------  ---------------------------  --------------------------
                                                 2005           2004          2005           2004         2005           2004
                                              ------------  -------------  ------------  -------------  -----------  -------------
                                              ------------  -------------  ------------  -------------  -----------  -------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                $   1,131,134 $    1,467,557 $      (1,037)$      (866)$      61,680 $        3,986
    Net realized gain                                 313,750        285,581        96,573      51,507       949,495      1,361,498
    Change in net unrealized appreciation
       on investments                              (1,164,324)      (819,578)      191,799      57,421     3,464,918        424,805
                                                  ------------  -------------  ------------  ----------  ------------  -------------
                                                  ------------  -------------  ------------  ----------  ------------  -------------

    Increase in net assets resulting
       from operations                                280,560        933,560       287,335     108,062     4,476,093      1,790,289
                                                  ------------  -------------  ------------  ----------  ------------  -------------
                                                  ------------  -------------  ------------  ----------  ------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                 247,755        152,590        41,079          26        96,831        254,577
    Redemptions                                    (3,322,117)    (3,414,931)     (291,139)   (107,211)   (1,266,706)    (2,090,297)
    Transfers, net                                 (2,628,808)    (3,432,591)    2,659,551     304,954     6,066,558       (717,313)
    Contract maintenance charges                       (2,325)        (3,041)         (290)        (84)       (2,326)        (2,608)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                                         (587)
                                                  ------------  -------------  ------------  ----------  ------------  -------------
                                                  ------------  -------------  ------------  ----------  ------------  -------------

    Increase (decrease) in net assets resulting from
       contract transactions                       (5,705,495)    (6,697,973)    2,409,201     197,685     4,894,357     (2,556,228)
                                                  ------------  -------------  ------------  ----------  ------------  -------------
                                                  ------------  -------------  ------------  ----------  ------------  -------------

    Total increase (decrease) in net assets        (5,424,935)    (5,764,413)    2,696,536     305,747     9,370,450       (765,939)

NET ASSETS:
    Beginning of period                            29,181,353     34,945,766       945,371     639,624    11,831,305     12,597,244
                                                  ------------  -------------  ------------  ----------  ------------  -------------
                                                  ------------  -------------  ------------  ----------  ------------  -------------

    End of period                               $  23,756,418 $   29,181,353 $   3,641,907 $   945,371 $  21,201,755 $   11,831,305
                                                  ============  =============  ============  ==========  ============  =============
                                                  ============  =============  ============  ==========  ============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                      158,659        332,400       243,358      72,444       660,927        540,613
    Units redeemed                                   (585,191)      (845,101)      (58,205)    (53,690)     (316,720)      (780,849)
                                                  ------------  -------------  ------------  ----------  ------------  -------------
                                                  ------------  -------------  ------------  ----------  ------------  -------------

    Net increase (decrease)                          (426,532)      (512,701)      185,153      18,754       344,207       (240,236)
                                                  ============  =============  ============  ==========  ============  =============
                                                  ============  =============  ============  ==========  ============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                             JANUS ASPEN SERIES LARGE CAP JANUS ASPEN SERIES WORLDWIDE OPPENHEIMER GLOBAL SECURITIES
                                                    GROWTH PORTFOLIO             GROWTH PORTFOLIO                  FUND/VA
                                              ----------------------------  -------------------------  --------------------------
                                              ----------------------------  -------------------------  --------------------------
                                                   2005          2004          2005         2004          2005          2004
                                                ------------  ------------  -----------  ------------  ------------  ------------
                                                ------------  ------------  -----------  ------------  ------------  ------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)              $     (93,705)$    (157,835)$     86,989 $      29,638 $      12,287 $      33,931
    Net realized gain (loss)                     (1,306,124)   (3,968,672)   1,234,990     1,407,743       421,872       361,631
    Change in net unrealized appreciation
       on investments                             1,902,314     4,729,237     (588,019)     (624,898)    1,451,501     1,102,899
                                                ------------  ------------  -----------  ------------  ------------  ------------
                                                ------------  ------------  -----------  ------------  ------------  ------------

    Increase in net assets resulting
       from operations                              502,485       602,730      733,960       812,483     1,885,660     1,498,461
                                                ------------  ------------  -----------  ------------  ------------  ------------
                                                ------------  ------------  -----------  ------------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                               194,118       318,299      112,748       382,363        66,050        14,382
    Redemptions                                  (1,820,116)   (2,647,395)  (2,655,392)   (3,363,687)     (698,987)   (1,883,091)
    Transfers, net                               (2,503,373)   (4,516,848)  (4,257,069)   (3,999,899)    4,229,269     5,572,387
    Contract maintenance charges                     (4,794)       (6,463)      (5,337)       (6,921)       (1,488)       (1,032)
    Adjustments to net assets allocated to contracts
       in payout phase                                               (561)           0          (263)
                                                ------------  ------------  -----------  ------------  ------------  ------------
                                                ------------  ------------  -----------  ------------  ------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                     (4,134,165)   (6,852,968)  (6,805,050)   (6,988,407)    3,594,844     3,702,646
                                                ------------  ------------  -----------  ------------  ------------  ------------
                                                ------------  ------------  -----------  ------------  ------------  ------------

    Total increase (decrease) in net assets      (3,631,680)   (6,250,238)  (6,071,090)   (6,175,924)    5,480,504     5,201,107

NET ASSETS:
    Beginning of period                          20,325,885    26,576,123   23,915,770    30,091,694    11,226,484     6,025,377
                                                ------------  ------------  -----------  ------------  ------------  ------------
                                                ------------  ------------  -----------  ------------  ------------  ------------

    End of period                             $  16,694,205 $  20,325,885 $ 17,844,680 $  23,915,770 $  16,706,988 $  11,226,484
                                                ============  ============  ===========  ============  ============  ============
                                                ============  ============  ===========  ============  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                     56,035        57,970       12,739       118,611       390,681       483,529
    Units redeemed                                 (335,684)     (540,381)    (446,183)     (579,020)     (160,811)     (214,855)
                                                ------------  ------------  -----------  ------------  ------------  ------------
                                                ------------  ------------  -----------  ------------  ------------  ------------

    Net increase (decrease)                        (279,649)     (482,411)    (433,444)     (460,409)      229,870       268,674
                                                ============  ============  ===========  ============  ============  ============
                                                ============  ============  ===========  ============  ============  ============


The accompanying notes are an integral part of these financial statements.                                            (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          PIMCO VIT
                                                                                                                        TOTAL RETURN
                                                                 PIMCO VIT HIGH YIELD         PIMCO VIT LOW DURATION      PORTFOLIO
                                                                      PORTFOLLIO                    PORTFOLLIO
                                                             ------------------------------ --------------------------  ------------
                                                             ------------------------------ --------------------------  ------------
                                                                   2005          2004           2005          2004          2005
                                                               -------------  ------------  -------------  ------------ ------------
                                                               -------------  ------------  -------------  ------------ ------------
Schwab Select Annuity:                                                                                                       (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                    $      346,103 $     281,731 $      361,022 $      67,154 $     61,300
    Net realized gain                                               113,211        58,027         15,020        70,783       80,049
    Change in net unrealized depreciation
       on investments                                              (278,806)       73,623       (340,982)       29,509     (129,804)
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

    Increase in net assets resulting
       from operations                                              180,508       413,381         35,060       167,446       11,545
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                                27,318         4,326         28,966         5,567       17,255
    Redemptions                                                    (667,860)     (392,284)    (2,038,024)   (4,962,172)     (49,555)
    Transfers, net                                                  457,449     1,764,374      3,008,863     8,219,627    5,168,516
    Contract maintenance charges                                       (380)         (331)        (1,120)       (1,134)         (37)
    Adjustments to net assets allocated to contracts
       in payout phase
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

    Increase (decrease) in net assets resulting from
       contract transactions                                       (183,473)    1,376,085        998,685     3,261,888    5,136,179
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

    Total increase (decrease) in net assets                          (2,965)    1,789,466      1,033,745     3,429,334    5,147,724

NET ASSETS:
    Beginning of period                                           5,814,353     4,024,887     17,143,589    13,714,255            0
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

    End of period                                            $    5,811,388 $   5,814,353 $   18,177,334 $  17,143,589 $  5,147,724
                                                               =============  ============  =============  ============  ===========
                                                               =============  ============  =============  ============  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                    440,891       367,320        555,851     1,069,925      539,833
    Units redeemed                                                 (456,609)     (244,720)      (455,858)     (742,291)     (28,351)
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

    Net increase (decrease)                                         (15,718)      122,600         99,993       327,634      511,482
                                                               =============  ============  =============  ============  ===========
                                                               =============  ============  =============  ============  ===========


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                    PIONEER GROWTH OPPORTUNITIES VCT  PIONEER SMALL CAP VALUE II VCT
                                                   PIONEER FUND VCT              PORTFOLIO                         PORTFOLIO
                                                      PORTFOLIO
                                                  ------------------ --------------------------------- -----------------------------
                                                  2005           2004          2005           2004           2005          2004
                                               ------------  -------------  ------------   ------------  -------------  ------------
                                               ------------  -------------  ------------   ------------  -------------  ------------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      21,433 $      9,893 $     (90,937) $     (86,636)$    (12,590)$     (19,921)
    Net realized gain (loss)                            36,953     (235,105)    1,376,321        702,566      472,500       177,640
    Change in net unrealized appreciation
       on investments                                  159,871      544,992      (768,525)     1,356,507      187,178       383,609
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase in net assets resulting
       from operations                                 218,257      319,780       516,859      1,972,437      647,088       541,328
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                   55,720       45,899        49,273         23,033        8,094         7,153
    Redemptions                                       (530,081)    (501,104)   (1,098,124)      (624,894)    (384,848)     (159,091)
    Transfers, net                                    (203,693)    (526,204)     (846,759)       298,193    1,617,823     2,393,276
    Contract maintenance charges                          (851)      (1,072)       (1,410)        (1,756)        (338)         (224)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                608          3,350        1,549         2,706
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                          (678,905)    (982,481)   (1,896,412)      (302,074)   1,242,280     2,243,820
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Total increase (decrease) in net assets           (460,648)    (662,701)   (1,379,553)     1,670,363    1,889,368     2,785,148

NET ASSETS:
    Beginning of period                              4,696,363    5,359,064    11,577,143      9,906,780    4,139,581     1,354,433
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    End of period                                $   4,235,715 $  4,696,363 $  10,197,590  $  11,577,143 $  6,028,949 $   4,139,581
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        38,777       45,731       169,035        190,214      226,160       257,715
    Units redeemed                                     (93,717)    (129,514)     (314,694)      (223,971)    (149,212)      (90,493)
                                                   ------------  -----------  ------------   ------------  -----------  ------------
                                                   ------------  -----------  ------------   ------------  -----------  ------------

    Net increase (decrease)                            (54,940)     (83,783)     (145,659)       (33,757)      76,948       167,222
                                                   ============  ===========  ============   ============  ===========  ============
                                                   ============  ===========  ============   ============  ===========  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                 PRUDENTIAL SERIES FUND EQUITY  SCHWAB MARKETTRACK GROWTH
                                                        CLASS II PORTFOLIO             PORTFOLIO II            SCHWAB MONEY MARKET
                                                                                                                    PORTFOLIO
                                                  --------------------------- ---------------------------  -------------------------
                                                   -------------------------- ---------------------------  -------------------------
                                                      2005           2004       2005           2004           2005          2004
                                                   ------------  ------------ ------------   ------------  -------------  ----------
                                                   ------------  ------------ ------------   ------------  -------------  ----------
Schwab Select Annuity:

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                 $      (2,194)$     (371)$      66,432  $      55,363 $    1,148,283 $      17,933
    Net realized gain                                   71,520     13,614       461,985        108,919
    Change in net unrealized
       on investments                                   45,337     53,296       132,890      1,224,612
                                                   ------------  ---------  ------------   ------------  -------------  ------------
                                                   ------------  ---------  ------------   ------------  -------------  ------------

    Increase in net assets resulting
       from operations                                 114,663     66,539       661,307      1,388,894      1,148,283        17,933
                                                   ------------  ---------  ------------   ------------  -------------  ------------
                                                   ------------  ---------  ------------   ------------  -------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                    1,288      6,362        73,443         93,894      5,138,156     5,555,637
    Redemptions                                        (63,374)  (108,870)   (1,292,283)    (1,357,620)   (17,304,761)  (23,704,541)
    Transfers, net                                     623,544    108,714       633,659        555,467      9,484,855    (2,159,591)
    Contract maintenance charges                          (116)      (174)       (2,319)        (2,617)       (27,652)      (33,533)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                            (584)        33,474        (5,239)
                                                   ------------  ---------  ------------   ------------  -------------  ------------
                                                   ------------  ---------  ------------   ------------  -------------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                           561,342      6,032      (587,500)      (711,460)    (2,675,928)  (20,347,267)
                                                   ------------  ---------  ------------   ------------  -------------  ------------
                                                   ------------  ---------  ------------   ------------  -------------  ------------

    Total increase (decrease) in net assets            676,005     72,571        73,807        677,434     (1,527,645)  (20,329,334)

NET ASSETS:
    Beginning of period                                884,281    811,710    14,484,686     13,807,252     60,762,941    81,092,275
                                                   ------------  ---------  ------------   ------------  -------------  ------------
                                                   ------------  ---------  ------------   ------------  -------------  ------------

    End of period                                $   1,560,286 $  884,281 $  14,558,493  $  14,484,686 $   59,235,296 $  60,762,941
                                                   ============  =========  ============   ============  =============  ============
                                                   ============  =========  ============   ============  =============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                        92,550     27,462       134,249        129,893      3,566,000     3,032,869
    Units redeemed                                     (36,691)   (27,162)     (169,671)      (176,158)    (3,784,873)   (4,684,886)
                                                   ------------  ---------  ------------   ------------  -------------  ------------
                                                   ------------  ---------  ------------   ------------  -------------  ------------

    Net increase (decrease)                             55,859        300       (35,422)       (46,265)      (218,873)   (1,652,017)
                                                   ============  =========  ============   ============  =============  ============
                                                   ============  =========  ============   ============  =============  ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SCUDDER
                                                                                             DREMAN HIGH
                                                                                            RETURN EQUITY SCUDDER SVL CAPITAL GROWTH
                                                             SCHWAB S&P 500 INDEX PORTFOLIO     FUND             PORTFOLIO
                                                              ----------------------------- ----------------------------------------
                                                              ---------------------------   ------------  --------------------------
                                                                  2005          2004           2005           2005          2004
                                                              -------------  ------------   ------------  -------------  -----------
                                                              -------------  ------------   ------------  -------------  -----------
Schwab Select Annuity:                                                                           (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                              $      740,817 $     244,752  $      (4,006)$     3,445 $      (7,978)
    Net realized gain (loss)                                       1,998,150    (1,399,338)         2,697     119,729        40,919
    Change in net unrealized appreciation
       on investments                                                632,313    10,210,311         53,537      83,437       139,719
                                                                -------------  ------------   ------------  ----------  ------------
                                                                -------------  ------------   ------------  ----------  ------------

    Increase in net assets resulting
       from operations                                             3,371,280     9,055,725         52,228     206,611       172,660
                                                                -------------  ------------   ------------  ----------  ------------
                                                                -------------  ------------   ------------  ----------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                592,302       740,531          3,203      24,250        74,318
    Redemptions                                                   (8,444,079)  (13,478,723)       (79,215)    (89,935)     (192,015)
    Transfers, net                                                (5,611,576)    2,182,727      1,749,203     193,289      (430,948)
    Contract maintenance charges                                     (17,224)      (20,368)           (38)       (427)         (493)
    Adjustments to net assets allocated to contracts
       in payout phase                                                 7,718        24,049              0
                                                                -------------  ------------   ------------  ----------  ------------
                                                                -------------  ------------   ------------  ----------  ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                     (13,472,859)  (10,551,784)     1,673,153     127,177      (549,138)
                                                                -------------  ------------   ------------  ----------  ------------
                                                                -------------  ------------   ------------  ----------  ------------

    Total increase (decrease) in net assets                      (10,101,579)   (1,496,059)     1,725,381     333,788      (376,478)

NET ASSETS:
    Beginning of period                                          102,164,913   103,660,972              0   2,440,140     2,816,618
                                                                -------------  ------------   ------------  ----------  ------------
                                                                -------------  ------------   ------------  ----------  ------------

    End of period                                             $   92,063,334 $ 102,164,913  $   1,725,381 $ 2,773,928 $   2,440,140
                                                                =============  ============   ============  ==========  ============
                                                                =============  ============   ============  ==========  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                     450,722       919,992        179,336      86,595        62,638
    Units redeemed                                                (1,224,280)   (1,572,939)       (19,403)    (71,672)     (130,030)
                                                                -------------  ------------   ------------  ----------  ------------
                                                                -------------  ------------   ------------  ----------  ------------

    Net increase (decrease)                                         (773,558)     (652,947)       159,933      14,923       (67,392)
                                                                =============  ============   ============  ==========  ============
                                                                =============  ============   ============  ==========  ============


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                          SCUDDER SVS
                                                             SCUDDER SVL GROWTH & INCOME  II LARGE CAP
                                                                       PORTFOLIO           VALUE FUND     SCUDDER VIT EAFE EQUITY
                                                                                                                INDEX FUND
                                                              --------------------------- ------------- ---------------------------
                                                              --------------------------- -------------  --------------------------
                                                                  2005          2004          2005          2005          2004
                                                              -------------  ------------ -------------  ------------  ------------
                                                              -------------  ------------ -------------  ------------  ------------
Schwab Select Annuity:                                                                          (1)            (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                             $        7,232 $         183 $         (550)$     183,050 $    127,195
    Net realized gain                                               149,000        60,913          1,950     1,699,246      795,426
    Change in net unrealized appreciation
       on investments                                               (85,269)       84,571          1,210    (1,871,037)     535,450
                                                               -------------  ------------  -------------  ------------ ------------
                                                               -------------  ------------  -------------  ------------ ------------

    Increase in net assets resulting
       from operations                                               70,963       145,667          2,610        11,259    1,458,071
                                                               -------------  ------------  -------------  ------------ ------------
                                                               -------------  ------------  -------------  ------------ ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                 2,488        14,534              0        37,161      113,551
    Redemptions                                                    (423,581)     (461,790)             0      (629,357)    (659,328)
    Transfers, net                                                   34,453      (147,655)       225,910    (9,341,690)   1,590,411
    Contract maintenance charges                                       (221)         (282)             0          (495)        (913)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                         (24,898)      24,898
                                                               -------------  ------------  -------------  ------------ ------------
                                                               -------------  ------------  -------------  ------------ ------------

    Increase (decrease) in net assets resulting from
       contract transactions                                       (386,861)     (595,193)       225,910    (9,959,279)   1,068,619
                                                               -------------  ------------  -------------  ------------ ------------
                                                               -------------  ------------  -------------  ------------ ------------

    Total increase (decrease) in net assets                        (315,898)     (449,526)       228,520    (9,948,020)   2,526,690

NET ASSETS:
    Beginning of period                                           1,644,271     2,093,797              0     9,948,020    7,421,330
                                                               -------------  ------------  -------------  ------------ ------------
                                                               -------------  ------------  -------------  ------------ ------------

    End of period                                            $    1,328,373 $   1,644,271 $      228,520 $           0 $  9,948,020
                                                               =============  ============  =============  ============ ============
                                                               =============  ============  =============  ============ ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                     49,961        55,383         30,156       198,584      650,038
    Units redeemed                                                  (95,525)     (132,210)        (8,323)   (1,302,772)    (526,211)
                                                               -------------  ------------  -------------  ------------ ------------
                                                               -------------  ------------  -------------  ------------ ------------

    Net increase (decrease)                                         (45,564)      (76,827)        21,833    (1,104,188)     123,827
                                                               =============  ============  =============  ============ ============
                                                               =============  ============  =============  ============ ============


(1) The portfolio commenced operations on May 2, 2005. (2) The portfolio ceased operations on July 26, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      VAN KAMPEN LIT
                                                                                         UNIVERSAL INSTITUTIONAL FUND  COMMON STOCK
                                                           SCUDDER VIT SMALL CAP INDEX    U.S. REAL ESTATE PORTFOLIO     PORTFOLIO
                                                                       FUND
                                                             -----------------------------------------------------------------------
                                                             ---------------------------  ---------------------------  ------------
                                                                 2005          2004           2005          2004          2005
                                                             -------------  ------------  -------------  ------------  ------------
                                                             -------------  ------------  -------------  ------------  ------------
Schwab Select Annuity:                                                                                                     (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income (loss)                             $      (26,139)$     (63,174)$       71,695 $     117,584 $     (2,505)
    Net realized gain                                             2,018,173       683,284      3,796,790     1,529,256          491
    Change in net unrealized appreciation
       on investments                                            (1,634,941)    1,712,213     (1,250,304)    3,759,700       30,025
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

    Increase in net assets resulting
       from operations                                              357,093     2,332,323      2,618,181     5,406,540       28,011
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

CONTRACT TRANSACTIONS:
    Purchase payments                                                56,562       132,494        150,492        67,967        3,700
    Redemptions                                                  (1,323,862)   (1,177,085)    (1,786,342)   (1,557,384)      (2,652)
    Transfers, net                                               (2,426,346)     (737,204)    (4,290,891)     (690,049)     721,488
    Contract maintenance charges                                     (1,468)       (2,047)        (2,493)       (2,468)         (27)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                             2,416         2,784
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

    Increase (decrease) in net assets resulting from
       contract transactions                                     (3,695,114)   (1,783,842)    (5,926,818)   (2,179,150)     722,509
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

    Total increase (decrease) in net assets                      (3,338,021)      548,481     (3,308,637)    3,227,390      750,520

NET ASSETS:
    Beginning of period                                          16,261,153    15,712,672     21,606,030    18,378,640            0
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

    End of period                                            $   12,923,132 $  16,261,153 $   18,297,393 $  21,606,030 $    750,520
                                                               =============  ============  =============  ============  ===========
                                                               =============  ============  =============  ============  ===========

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                    160,055       183,401        143,514       250,226       71,431
    Units redeemed                                                 (410,786)     (322,450)      (406,521)     (396,437)        (694)
                                                               -------------  ------------  -------------  ------------  -----------
                                                               -------------  ------------  -------------  ------------  -----------

    Net increase (decrease)                                        (250,731)     (139,049)      (263,007)     (146,211)      70,737
                                                               =============  ============  =============  ============  ===========
                                                               =============  ============  =============  ============  ===========


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                            VAN KAMPEN
                                                           LIT GROWTH &
                                                              INCOME      WELLS FARGO VT MULTI CAP VALUE
                                                            PORTFOLIO                FUND II             TOTAL SCHWAB SELECT ANNUITY
                                                           -------------- ----------------------------------------------------------
                                                           -------------  ---------------------------  --------------------------
                                                               2005          2005           2004          2005          2004
                                                           -------------  ------------  -------------  ------------  ------------
                                                           -------------  ------------  -------------  ------------  ------------
Schwab Select Annuity:                                         (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                 $       (1,478)$     (41,664)$      (91,199)$   5,816,076 $   5,780,293
    Net realized gain                                                492     1,450,138        963,477    23,896,777     4,403,443
    Change in net unrealized appreciation
       on investments                                             13,852      (114,802)       597,642    (1,235,350)   36,370,910
                                                            -------------  ------------  -------------  ------------  ------------
                                                            -------------  ------------  -------------  ------------  ------------

    Increase in net assets resulting
       from operations                                            12,866     1,293,672      1,469,920    28,477,503    46,554,646
                                                            -------------  ------------  -------------  ------------  ------------
                                                            -------------  ------------  -------------  ------------  ------------

CONTRACT TRANSACTIONS:
    Purchase payments                                              3,202         7,970        188,933     8,060,066     9,655,017
    Redemptions                                                   (3,248)   (1,376,290)      (972,654)  (70,167,204)  (85,591,191)
    Transfers, net                                               868,098    (2,445,274)    (1,675,910)     (853,709)    1,400,899
    Contract maintenance charges                                     (39)       (1,032)        (1,510)      (99,033)     (118,400)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                         (5,138)       21,476        38,315
                                                            -------------  ------------  -------------  ------------  ------------
                                                            -------------  ------------  -------------  ------------  ------------

    Decrease in net assets resulting from
       contract transactions                                     868,013    (3,814,626)    (2,466,279)  (63,038,404)  (74,615,360)
                                                            -------------  ------------  -------------  ------------  ------------
                                                            -------------  ------------  -------------  ------------  ------------

    Total decrease in net assets                                 880,879    (2,520,954)      (996,359)  (34,560,901)  (28,060,714)

NET ASSETS:
    Beginning of period                                                0    11,089,556     12,085,915   592,637,048   620,697,762
                                                            -------------  ------------  -------------  ------------  ------------
                                                            -------------  ------------  -------------  ------------  ------------

    End of period                                         $      880,879 $   8,568,602 $   11,089,556 $ 558,076,147 $ 592,637,048
                                                            =============  ============  =============  ============  ============
                                                            =============  ============  =============  ============  ============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                  93,537        56,663        238,630    13,734,260    14,256,559
    Units redeemed                                               (13,569)     (374,680)      (487,332)  (19,002,716)  (20,123,957)
                                                            -------------  ------------  -------------  ------------  ------------
                                                            -------------  ------------  -------------  ------------  ------------

    Net decrease                                                  79,968      (318,017)      (248,702)   (5,268,456)   (5,867,398)
                                                            =============  ============  =============  ============  ============
                                                            =============  ============  =============  ============  ============


(1) The portfolio commenced operations on May 2, 2005.

The accompanying notes are an integral part of these financial statements.                                             (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                                     At December 31                 For the year or period ended
                                                                                                             December 31
                                                         --------------------------------------    --------------------------------
                                                         --------------------------------------    --------------------------------
                                                           Units    Unit Fair Value  Net Assets    Expense Ratio      Total Return
Schwab Select Annuity:                                    (000s)                      (000s)
                                                         ---------  ----------      -----------    -------------      -------------
                                                         ---------  ----------      -----------    -------------      -------------

AIM V.I. CORE EQUITY PORTFOLIO
   2005                                                       672   $   16.75     $     11,249          0.85 %              2.51 %
   2004                                                       911   $   16.34     $     14,884          0.85 %              3.36 %
   2003                                                     1,318   $   15.81     $     20,856          0.85 %             21.56 %
   2002                                                     1,585   $   13.01     $     20,623          0.85 %            (19.82)%
   2001                                                     2,191   $   16.22     $     35,560          0.85 %             (9.72)%
AIM V.I. HIGH YIELD PORTFOLIO
   2005                                                       649   $   13.18     $      8,552          0.85 %              1.85 %
   2004                                                     1,181   $   12.94     $     15,281          0.85 %              9.94 %
   2003                                                     1,613   $   11.77     $     18,989          0.85 %             23.98 %
   2002                                                     1,586   $    9.50     $     15,065          0.85 %             (2.13)%
   2001                                                     1,803   $    9.70     $     17,491          0.85 %            (15.69)%
AIM V.I. TECHNOLOGY PORTFOLIO
   2005                                                     2,585   $    2.40     $      6,201          0.85 %              1.27 %
   2004                                                     4,000   $    2.37     $      9,469          0.85 %              3.75 %
   2003                                                     4,629   $    2.28     $     10,562          0.85 %             44.07 %
   2002                                                     3,230   $    1.58     $      5,117          0.85 %            (47.30)%
   2001                                                     4,254   $    3.01     $     12,785          0.85 %            (46.33)%
ALGER AMERICAN GROWTH PORTFOLIO
   2005                                                     1,229   $   18.99     $     23,333          0.85 %             11.12 %
   2004                                                     1,501   $   17.09     $     25,655          0.85 %              4.61 %
   2003                                                     1,822   $   16.34     $     29,776          0.85 %             34.02 %
   2002                                                     2,113   $   12.19     $     25,771          0.85 %            (33.56)%
   2001                                                     2,860   $   18.35     $     52,489          0.85 %            (12.56)%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
   2005                                                       249   $   15.02     $      3,737          0.85 %              8.92 %
   2004                                                       269   $   13.79     $      3,712          0.85 %             12.09 %
   2003                                                       195   $   12.30     $      2,396          0.85 %             23.04 %
ALLIANCE BERNSTEIN VP UTILITY INCOME PORTFOLIO
   2005                                                       297   $   15.38     $      4,573          0.85 %             15.03 %
   2004                                                       182   $   13.37     $      2,444          0.85 %             23.28 %
   2003                                                        54   $   10.84     $        585          0.85 %              8.42 %

                                                                                                                       (Continued)
ALLIANCE BERNSTEIN WW PRIVATIZATION PORTFOLIO
   2005                                                       413   $   12.18     $      5,029          0.85 %             21.80 %
AMERICAN CENTURY VP BALANCED PORTFOLIO
   2005                                                       224   $   12.35     $      2,763          0.85 %              4.04 %
   2004                                                       153   $   11.87     $      1,820          0.85 %              8.85 %
   2003                                                        76   $   10.91     $        831          0.85 %              9.08 %
AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO
   2005                                                       685   $   17.09     $     11,708          0.85 %             12.29 %
   2004                                                       605   $   15.22     $      9,199          0.85 %             13.95 %
   2003                                                       703   $   13.35     $      9,386          0.85 %             23.46 %
   2002                                                       685   $   10.82     $      7,404          0.85 %            (21.05)%
   2001                                                       756   $   13.70     $     10,364          0.85 %            (29.78)%
AMERICAN CENTURY VP VALUE PORTFOLIO
   2005                                                       607   $   13.70     $      8,311          0.85 %              4.10 %
   2004                                                       455   $   13.16     $      5,987          0.85 %             13.37 %
   2003                                                       208   $   11.60     $      2,408          0.85 %             16.04 %
BARON CAPITAL ASSET FUND
   2005                                                     1,295   $   17.16     $     22,217          0.85 %              2.51 %
   2004                                                     1,652   $   16.74     $     27,659          0.85 %             24.58 %
   2003                                                     1,705   $   13.44     $     22,911          0.85 %             28.92 %
   2002                                                     1,569   $   10.42     $     16,353          0.85 %            (14.93)%
   2001                                                     1,057   $   12.25     $     12,954          0.85 %             11.39 %
DELAWARE VIP SMALL CAP VALUE PORTFOLIO
   2005                                                       434   $   16.18     $      7,021          0.85 %              8.52 %
   2004                                                       334   $   14.91     $      4,975          0.85 %             20.46 %
   2003                                                       271   $   12.38     $      3,360          0.85 %             23.80 %
DREYFUS GVIT MIDCAP INDEX FUND II
   2005                                                       322   $   15.31     $      4,930          0.85 %             10.94 %
   2004                                                       206   $   13.80     $      2,845          0.85 %             14.53 %
   2003                                                        89   $   12.05     $      1,082          0.85 %             20.49 %

                                                                                                                        Continued)
DREYFUS MIDCAP STOCK PORTFOLIO
   2005                                                       167   $   14.38     $      2,396          0.85 %              8.20 %
   2004                                                       106   $   13.29     $      1,402          0.85 %             13.51 %
   2003                                                        71   $   11.71     $        831          0.85 %             17.06 %
DREYFUS VIF APPRECIATION PORTFOLIO
   2005                                                       966   $    9.70     $      9,374          0.85 %              3.41 %
   2004                                                     1,147   $    9.38     $     10,749          0.85 %              4.16 %
   2003                                                     1,206   $    9.00     $     10,852          0.85 %             20.15 %
   2002                                                     1,123   $    7.49     $      8,416          0.85 %            (17.42)%
   2001                                                       880   $    9.07     $      7,987          0.85 %            (10.09)%
DREYFUS VIF DEVELOPING LEADERS PORTFOLIO
   2005                                                        31   $   13.82     $        434          0.85 %              4.86 %
   2004                                                        54   $   13.18     $        710          0.85 %             10.40 %
   2003                                                        33   $   11.94     $        392          0.85 %             19.35 %
DREYFUS VIF GROWTH & INCOME PORTFOLIO
   2005                                                       470   $    9.70     $      4,559          0.85 %              2.54 %
   2004                                                       499   $    9.46     $      4,725          0.85 %              6.56 %
   2003                                                       509   $    8.88     $      4,528          0.85 %             25.50 %
   2002                                                       480   $    7.08     $      3,398          0.85 %            (25.89)%
   2001                                                       778   $    9.56     $      7,440          0.85 %             (6.66)%
FEDERATED AMERICAN LEADERS FUND II
   2005                                                       798   $   18.46     $     14,734          0.85 %              4.12 %
   2004                                                     1,139   $   17.73     $     20,197          0.85 %              8.85 %
   2003                                                     1,235   $   16.29     $     20,143          0.85 %             26.62 %
   2002                                                     1,405   $   12.86     $     18,098          0.85 %            (20.89)%
   2001                                                     1,492   $   16.26     $     24,283          0.85 %             (5.01)%
FEDERATED CAPITAL INCOME FUND II
   2005                                                       131   $   11.35     $      1,489          0.85 %              5.39 %
   2004                                                       152   $   10.77     $      1,640          0.85 %              8.99 %
   2003                                                       211   $    9.88     $      2,082          0.85 %             19.65 %
   2002                                                       209   $    8.26     $      1,724          0.85 %            (24.60)%
   2001                                                       239   $   10.95     $      2,615          0.85 %            (14.49)%

                                                                                                                       (Continued)
FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
   2005                                                     2,552   $   15.01     $     38,297          0.85 %              1.21 %
   2004                                                     3,073   $   14.83     $     45,578          0.85 %              2.73 %
   2003                                                     3,814   $   14.44     $     55,067          0.85 %              1.50 %
   2002                                                     5,341   $   14.23     $     75,984          0.85 %              8.13 %
   2001                                                     4,482   $   13.16     $     58,968          0.85 %              6.10 %
JANUS ASPEN SERIES BALANCED PORTFOLIO
   2005                                                       230   $   12.30     $      2,831          0.85 %              7.05 %
   2004                                                       141   $   11.49     $      1,621          0.85 %              7.61 %
   2003                                                        51   $   10.68     $        545          0.85 %              6.77 %
JANUS ASPEN SERIES FLEXIBLE BOND PORTFOLIO
   2005                                                     1,760   $   13.50     $     23,756          0.85 %              1.12 %
   2004                                                     2,186   $   13.35     $     29,181          0.85 %              3.09 %
   2003                                                     2,699   $   12.95     $     34,946          0.85 %              5.49 %
   2002                                                     3,619   $   12.27     $     44,421          0.85 %              9.54 %
   2001                                                     2,866   $   11.20     $     32,113          0.85 %              6.81 %
JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO
   2005                                                       260   $   13.98     $      3,642          0.85 %             11.39 %
   2004                                                        75   $   12.55     $        945          0.85 %             10.99 %
   2003                                                        57   $   11.31     $        640          0.85 %             13.10 %
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
   2005                                                     1,284   $   16.51     $     21,202          0.85 %             31.24 %
   2004                                                       940   $   12.58     $     11,831          0.85 %             17.95 %
   2003                                                     1,180   $   10.67     $     12,597          0.85 %             33.78 %
   2002                                                     1,716   $    7.98     $     13,686          0.85 %            (26.22)%
   2001                                                     2,109   $   10.81     $     22,800          0.85 %            (23.88)%
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO
   2005                                                     1,080   $   15.46     $     16,694          0.85 %              3.41 %
   2004                                                     1,359   $   14.95     $     20,326          0.85 %              3.63 %
   2003                                                     1,842   $   14.43     $     26,576          0.85 %             30.62 %
   2002                                                     2,412   $   11.05     $     26,640          0.85 %            (27.13)%
   2001                                                     3,591   $   15.16     $     54,439          0.85 %            (25.40)%

                                                                                                                       (Continued)
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
   2005                                                     1,065   $   16.75     $     17,845          0.85 %              4.95 %
   2004                                                     1,499   $   15.96     $     23,916          0.85 %              3.89 %
   2003                                                     1,959   $   15.36     $     30,092          0.85 %             22.95 %
   2002                                                     2,822   $   12.49     $     35,252          0.85 %            (26.13)%
   2001                                                     3,764   $   16.91     $     63,654          0.85 %            (23.09)%
OPPENHEIMER GLOBAL SECURITIES FUND/VA
   2005                                                       964   $   17.33     $     16,707          0.85 %             13.34 %
   2004                                                       734   $   15.29     $     11,226          0.85 %             18.16 %
   2003                                                       466   $   12.94     $      6,025          0.85 %             29.37 %
PIMCO VIT HIGH YIELD PORTFOLIO
   2005                                                       478   $   12.15     $      5,811          0.85 %              3.23 %
   2004                                                       494   $   11.77     $      5,814          0.85 %              8.61 %
   2003                                                       371   $   10.83     $      4,025          0.85 %              8.34 %
PIMCO VIT LOW DURATION PORTFOLIO
   2005                                                     1,805   $   10.07     $     18,177          0.85 %              0.20 %
   2004                                                     1,705   $   10.05     $     17,144          0.85 %              0.99 %
   2003                                                     1,378   $    9.96     $     13,714          0.85 %             (0.44)%
PIMCO VIT TOTAL RETURN PORTFOLIO
   2005                                                       511   $   10.06     $      5,148          0.85 %              0.60 %
PIONEER FUND VCT PORTFOLIO
   2005                                                       329   $   12.89     $      4,236          0.85 %              5.22 %
   2004                                                       383   $   12.25     $      4,696          0.85 %              6.78 %
   2003                                                       467   $   11.47     $      5,359          0.85 %             23.73 %
   2002                                                       530   $    9.27     $      4,918          0.85 %            (26.54)%
   2001                                                       860   $   12.62     $     10,848          0.85 %            (10.18)%
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
   2005                                                       721   $   14.13     $     10,198          0.85 %              5.84 %
   2004                                                       866   $   13.35     $     11,577          0.85 %             21.29 %
   2003                                                       900   $   11.01     $      9,907          0.85 %             41.74 %
   2002                                                       795   $    7.77     $      6,178          0.85 %            (38.20)%
   2001                                                     1,066   $   12.57     $     13,404          0.85 %             18.14 %

                                                                                                                       (Continued)
PIONEER SMALL CAP VALUE II VCT PORTFOLIO
   2005                                                       355   $   16.97     $      6,029          0.85 %             13.97 %
   2004                                                       278   $   14.89     $      4,140          0.85 %             21.28 %
   2003                                                       110   $   12.28     $      1,354          0.85 %             22.79 %
PRUDENTIAL SERIES FUND EQUITY CLASS II PORTFOLIO
   2005                                                       149   $   10.50     $      1,560          0.85 %             10.06 %
   2004                                                        93   $    9.54     $        884          0.85 %              8.59 %
   2003                                                        92   $    8.79     $        812          0.85 %             30.00 %
   2002                                                        58   $    6.76     $        389          0.85 %            (23.28)%
   2001                                                       120   $    8.81     $      1,053          0.85 %            (12.35)%
SCHWAB MARKETTRACK GROWTH PORTFOLIO II
   2005                                                       816   $   17.85     $     14,558          0.85 %              4.88 %
   2004                                                       851   $   17.02     $     14,485          0.85 %             10.63 %
   2003                                                       897   $   15.38     $     13,807          0.85 %             25.90 %
   2002                                                       882   $   12.22     $     10,778          0.85 %            (16.16)%
   2001                                                       897   $   14.57     $     13,067          0.85 %             (9.19)%
SCHWAB MONEY MARKET PORTFOLIO
   2005                                                     4,715   $   12.55     $     59,235          0.85 %              1.95 %
   2004                                                     4,934   $   12.31     $     60,763          0.85 %              0.05 %
   2003                                                     6,586   $   12.31     $     81,092          0.85 %             (0.11)%
   2002                                                    11,155   $   12.32     $    137,495          0.85 %              0.47 %
   2001                                                    13,480   $   12.26     $    165,358          0.85 %              2.80 %
SCHWAB S&P 500 INDEX PORTFOLIO
   2005                                                     5,038   $   18.26     $     92,063          0.85 %              3.87 %
   2004                                                     5,807   $   17.58     $    102,165          0.85 %              9.60 %
   2003                                                     6,460   $   16.04     $    103,661          0.85 %             27.14 %
   2002                                                     6,118   $   12.62     $     77,178          0.85 %            (23.05)%
   2001                                                     6,729   $   16.40     $    110,371          0.85 %            (12.90)%
SCUDDER DREMAN HIGH RETURN EQUITY FUND
   2005                                                       160   $   10.79     $      1,725          0.85 %              7.90 %

                                                                                                                       (Continued)
SCUDDER SVL CAPITAL GROWTH PORTFOLIO
   2005                                                       301   $    9.23     $      2,774          0.85 %              8.08 %
   2004                                                       286   $    8.54     $      2,440          0.85 %              7.07 %
   2003                                                       353   $    7.98     $      2,817          0.85 %             25.82 %
   2002                                                       320   $    6.34     $      2,029          0.85 %            (29.78)%
   2001                                                       439   $    9.03     $      3,964          0.85 %            (20.08)%
SCUDDER SVL GROWTH & INCOME PORTFOLIO
   2005                                                       151   $    8.80     $      1,328          0.85 %              5.14 %
   2004                                                       197   $    8.37     $      1,644          0.85 %              9.23 %
   2003                                                       273   $    7.66     $      2,094          0.85 %             25.67 %
   2002                                                       244   $    6.09     $      1,488          0.85 %            (23.74)%
   2001                                                       376   $    7.99     $      3,006          0.85 %            (12.07)%
SCUDDER SVS II LARGE CAP VALUE FUND
   2005                                                        22   $   10.47     $        229          0.85 %              4.70 %
SCUDDER VIT SMALL CAP INDEX FUND
   2005                                                       833   $   15.51     $     12,923          0.85 %              3.40 %
   2004                                                     1,084   $   15.00     $     16,261          0.85 %             16.76 %
   2003                                                     1,223   $   12.85     $     15,713          0.85 %             45.19 %
   2002                                                       930   $    8.85     $      8,228          0.85 %            (21.30)%
   2001                                                       844   $   11.24     $      9,484          0.85 %              1.27 %
UNIVERSAL INSTITUTIONAL FUND U.S. REAL ESTATE PORTFOLIO
   2005                                                       709   $   25.80     $     18,297          0.85 %             16.01 %
   2004                                                       971   $   22.24     $     21,606          0.85 %             35.24 %
   2003                                                     1,118   $   16.44     $     18,379          0.85 %             36.35 %
   2002                                                     1,060   $   12.06     $     12,782          0.85 %             (1.57)%
   2001                                                       831   $   12.26     $     10,186          0.85 %              8.94 %
VAN KAMPEN LIT COMMON STOCK PORTFOLIO
   2005                                                        71   $   10.61     $        751          0.85 %              6.10 %
VAN KAMPEN LIT GROWTH & INCOME PORTFOLIO
   2005                                                        80   $   11.02     $        881          0.85 %             10.20 %

                                                                                                                       (Continued)
WELLS FARGO VT MULTI CAP VALUE FUND II
   2005                                                       642   $   13.34     $      8,569          0.85 %             15.50 %
   2004                                                       960   $   11.55     $     11,090          0.85 %             15.78 %
   2003                                                     1,209   $    9.97     $     12,086          0.85 %             37.23 %
   2002                                                     1,362   $    7.27     $      9,923          0.85 %            (23.82)%
   2001                                                     1,464   $    9.54     $     13,995          0.85 %              3.24 %

                                                                                                                       (Concluded)

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------
DECEMBER 31, 2005

1. ORGANIZATION The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The original contract in the Series Account is designated the Schwab Select Annuity. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

     Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.   SIGNIFICANT  ACCOUNTING  POLICIES

     Use  of  Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Security Transactions

     Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

     Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

     Contracts in the Payout Phase

     Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

     Federal Income Taxes

     The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

     Net Transfers

     Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

     Investment Income Ratio

     The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values and has been annualized for any investment division not having a full year of operations. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3.   PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

       Schwab Select Annuity:                       Purchases          Sales
                                                   ------------   ------------

       Aim V.I. Core Equity Portfolio               $  215,389    $  4,056,756

       Aim V.I. High Yield Portfolio                  1,194,016      7,454,078

       Aim V.I. Technology Portfolio                  3,295,927      6,466,540

       Alger American Growth Portfolio                1,584,577      6,373,053

       Alger American Midcap Growth Portfolio         2,051,634      2,185,179

       Alliance Bernstein VP Utility Income Portfolio 6,607,449      4,873,028

       Alliance Bernstein WW Privatization Portfolio  5,062,585      518,720

       American Century VP Balanced Portfolio         1,872,833      1,004,742

       American Century VP International Portfolio    4,097,770      2,743,459

       American Century VP Value Portfolio            4,604,295      1,877,153

       Baron Capital Asset Fund                       3,703,552      9,455,546

       Delaware VIP Small Cap Value Portfolio         4,703,142      2,758,304

       Dreyfus GVIT Midcap Index Fund II              2,889,367      970,414

       Dreyfus Midcap Stock Portfolio                 1,699,934      852,855

       Dreyfus VIF Appreciation Portfolio             937,161        2,744,462

       Dreyfus VIF Developing Leaders Portfolio       67,350         359,813

       Dreyfus VIF Growth & Income Portfolio          746,448        1,010,389

       Federated American Leaders Fund II             594,958        6,486,884

       Federated Capital Income Fund II               295,507        448,751

       Federated Fund For U.S. Government Securities II  4,983,222   11,255,280

       Janus Aspen Series Balanced Portfolio             1,934,889   862,884

       Janus Aspen Series Flexible Bond Portfolio        3,843,750   7,652,376

       Janus Aspen Series Growth & Income Portfolio      3,053,998   621,482

       Janus Aspen Series International Growth Portfolio 8,731,707   3,763,167

       Janus Aspen Series Large Cap Growth Portfolio     607,995     4,794,433

       Janus Aspen Series Worldwide Growth Portfolio     400,692     7,069,836

       Oppenheimer Global Securities Fund/VA             5,948,607   2,318,294

       PIMCO VIT High Yield Portfolio                    5,385,068   5,173,969

       PIMCO VIT Low Duration Portfolio                  5,624,831   4,232,816

       PIMCO VIT Total Return Portfolio                  5,561,822   260,519

       Pioneer Fund VCT Portfolio                        505,176     1,164,669

       Pioneer Growth Opportunities VCT Portfolio        2,077,389   4,031,352

       Pioneer Small Cap Value II VCT Portfolio          3,453,269   2,301,548

       Prudential Series Fund Equity Class II Portfolio  931,323     372,009

       Schwab MarketTrack Growth Portfolio II            2,294,044   2,719,072

       Schwab Money Market Portfolio                     37,161,925  39,367,029

       Schwab S&P 500 Index Portfolio                    7,323,215   20,174,746

       Scudder Dreman High Return Equity Fund            1,866,691   201,354

       Scudder SVL Capital Growth Portfolio              771,099     640,354

       Scudder SVL Growth & Income Portfolio             440,103     819,756

       Scudder SVS II Large Cap Value Fund               311,975     86,567

       Scudder VIT EAFE Equity Index Fund                1,927,560   11,651,158

       Scudder VIT Small Cap Index Fund                  2,610,542   5,906,924

       Universal Institutional Fund U.S. Real
       Estate Portfolio                                  3,724,155   9,049,015

       Van Kampen Lit Common Stock Portfolio             729,894     9,731

       Van Kampen Lit Growth & Income Portfolio          1,016,403   19,384

       Wells Fargo VT Multi Cap Value Fund II            682,318     4,521,467
                                                      -----------   -----------

       Total                                       $ 160,127,556  $ 213,681,317
                                                    ============= =============



       Schwab Signature Annuity:                Purchases                Sales
                                             ---------------     --------------

       Aim V.I. High Yield Portfolio           $      561,748    $   2,042,008
       Aim V.I. Technology Portfolio                1,119,974        1,080,188
       Alger American Balanced Portfolio              778,595        1,342,662
       Alger American Growth Portfolio              1,734,636        1,300,482
       Alger American Midcap Growth Portfolio       2,320,870          698,987
       Alliance Bernstein VP Growth & Income
           Portfolio                                3,610,488        2,853,491
       Alliance Bernstein VP Growth Portfolio       1,744,387          815,257
       Alliance Bernstein VP Real Estate
           Investment Portfolio                     5,722,873        4,508,425
       Alliance Bernstein VP Utility Income
           Portfolio                                3,405,777        2,096,774
       Alliance Bernstein WW Privatization
           Portfolio                                7,426,402          343,836
       American Century VP Balanced Portfolio       1,995,099          565,076
       American Century VP Income & Growth IV
           Portfolio                                3,557,080        2,016,905
       American Century VP International
           Portfolio                               13,190,734       10,648,502
       American Century VP Value Portfolio          7,907,513        3,633,635
       Baron Capital Asset Fund                     4,318,574        2,329,652
       Delaware VIP Growth Opportunity Portfolio       92,020           42,262
       Delaware VIP Small Cap Value Portfolio       6,964,430        2,925,422
       Dreyfus GVIT Midcap Index Fund II            5,139,670        2,328,605
       Dreyfus Midcap Stock Portfolio               1,540,083          747,801
       Dreyfus VIF Appreciation Portfolio             306,001          171,689
       Dreyfus VIF Developing Leaders Portfolio       102,985          615,278
       Dreyfus VIF Growth & Income Portfolio          408,836          341,338
       Federated Fund For U.S. Government
           Securities II                            4,798,928        2,856,330
       Federated International Equity Fund II       2,619,812        2,934,153
       Janus Aspen Series Balanced Portfolio        2,522,775          700,277
       Janus Aspen Series Flexible Bond Portfolio   5,969,366        2,968,577
       Janus Aspen Series Growth & Income
           Portfolio                                5,258,876          629,585
       Janus Aspen Series Worldwide Growth
           Portfolio                                  306,567          689,329
       JP Morgan Small Company Portfolio            1,140,987        1,363,487
       Old Mutual Large Cap Growth Portfolio          408,099          715,729
       Oppenheimer Global Securities Fund/VA        7,299,808        2,530,381
       Oppenheimer International Growth Fund/VA     4,597,211        2,658,075
       PIMCO VIT High Yield Portfolio               7,580,624        5,682,296
       PIMCO VIT Low Duration Portfolio             9,063,684        2,455,749
       PIMCO VIT Total Return Portfolio             5,667,859          296,315
       Pioneer Fund VCT Portfolio                     519,287          451,905
       Pioneer Small Cap Value II VCT Portfolio     3,010,664        3,284,412
       Schwab Markettrack Growth Portfolio II       3,070,362        1,280,877
       Schwab Money Market Portfolio               76,979,431       68,334,390
       Schwab S&P 500 Index Portfolio              20,381,348       17,664,072
       Scudder Dreman High Return Equity Fund         896,052          118,341
       Scudder SVL Capital Growth Portfolio           833,859          287,663
       Scudder SVS II Blue Chip Fund                  123,587            8,161
       Scudder SVS II Large Cap Value Fund            679,100              777
       Scudder SVS II Small Cap Growth Portfolio      712,612          716,189
       Scudder VIT EAFE Equity Index Fund           8,573,613       16,841,497
       Scudder VIT Small Cap Index Fund             1,509,113        2,753,729
       Van Kampen LIT Common Stock Portfolio          462,868          106,490
       Van Kampen LIT Growth & Income Portfolio     1,002,475           86,222
       Wells Fargo VT Discovery Fund                1,358,032        1,627,931
       Wells Fargo VT Opportunity Fund                603,623        1,698,445
                                                ---------------  -------------

       Total                                    $  251,899,397   $  185,189,659
                                              =================  ==============

4. EXPENSES AND RELATED PARTY TRANSACTIONS

       Contract Maintenance Charge

       The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

       Transfer Fees

       The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

       Deductions for Premium Taxes

        The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

       Deductions for Assumption of Mortality and Expense Risks

       The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.65% to 0.85% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

       If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5. ACCUMULATION UNIT VALUES

        For Schwab Select Annuity, a summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the five years ended December 31, 2005 is included on the following pages. For Schwab Signature Annuity, a summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the years ended December 31, 2005, 2004 and 2003 is included on the following pages. For the years ended December 31, 2002 and 2001, ending unit values, the number of units outstanding, net assets and total return are shown separately for each expense band of each investment division.

        The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

        The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized. As the total return for Schwab Signature Annuity for the years ended December 31, 2005, 2004 and 2003 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.





                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) Financial Statements


         The financial statements for Great-West Life & Annuity Insurance Company (GWL&A) for the years ended December 31, 2005, 2004 and 2003 and for Variable Annuity-1 Series Account for the years ended December 31, 2005 and 2004 are filed herewith in the Statement of Additional Information contained in Part B.


         (b) Exhibits

              (1) Certified copy of resolution of Board of Directors of Depositor establishing Registrant is incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

              (2) Not applicable.

              (3) Underwriting agreement between Depositor and GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-4 filed on April 21, 2003 (File No. 333-52956).


              (4)(a) Forms of the variable annuity contracts are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).

              (4)(b) Form of IRA Endorsement is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).


              (5) Form of application to be used with the variable annuity contract is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 filed on August 2, 1996 (File No. 333-01153).


              (6) Articles of Incorporation and Bylaws of Depositor, are incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4 filed on October 30, 1996 (File No.811-07549); Amended Bylaws of Depositor are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement filed by FutureFunds Series Account on Form N-4 on April 24, 2006 (File No. 811-03972), Accession No. 0000740858-06-000010.



              (7) Not applicable.

              (8)(a) Form of participation agreement with Alger American Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-08549); amendments to participation agreement with Alger American Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956),
              Registrant's Post-Effective Amendment No. 8 filed on April 12, 2002 (File No. 333-01153) and Registrant's Post-Effective Amendment No. 10 filed May 29, 2003 (File No. 333-52956).

              (8)(b)

              Form of participation agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001 (File No. 333-52956); amendment to participation agreement with AllianceBernstein Variable Products Series Fund, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956). Form of amendment to participation agreement with AllianceBernstein Variable Products Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-52956).


              (8)(c) Form of participation agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendments to participation agreement with American Century Variable Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), Registrant's Post-Effective Amendment No. 8 on Form N-4, filed April 12, 2002 (File No. 333-01153) and Registrant's Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).

              (8)(d) Form of  participation  agreement with Baron Capital Funds
              Trust, is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendment to Participation Agreement with Baron Capital Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 10, filed May 29, 2003 (File No. 333-52956).


              (8)(e) Form of participation agreement with Delaware VIP Trust (formerly, Delaware Premium Fund, Inc., is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) amendment to participation agreement with Delaware VIP Trust are incorporated by reference to Registrant's Post-Effective Amendment No. 10, filed on May 29, 2003 (File No. 333-52956), and Registrant's Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-01153).


              (8)(f) Form of participation agreement with Dreyfus Variable Investment Fund, is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153); amendments to participation agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956), and Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

              (8)(g) Form of participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendment to participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).


              (8)(h) Participation agreement with Gartmore Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 13, filed March 31, 2004 (File No. 333-01153).

              (8)(i) Form of participation agreement with AIM Variable Insurance Fund Trust, (formerly, INVESCO Variable Investment Funds, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendment to participation with AIM Variable Insurance Fund Trust, is incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4, filed April 16, 2002 (File No. 333-52956).

              (8)(j) Form of participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No.811-07549); amendments to participation agreement with Janus Aspen Series are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 26, 2001 (File No. 333-52956) and Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

              (8)(k) Form of participation agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 25, 2001, (File No. 333-52956); Forms of amendments to participation agreement with Oppenheimer Variable Account Funds are incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956), and Registrant's Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-01153).

              (8)(l)  Form  of  participation  agreement  with  PIMCO  Variable
              Insurance Trust and amendment thereto are incorporated by reference to Registrant's to Registrant's Post-Effective
              Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to participation agreement with PIMCO Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-01153).

              (8)(m) Form of participation agreement with Prudential Series Fund, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153).

              (8)(n) Form of participation agreement with Pioneer Fund (formerly, SAFECO Resource Trust) is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed April 18, 2003 (File No. 333-01153) amendments to participation agreement with Pioneer Fund are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956). Form of amendment to participation agreement with Pioneer Fund dated December 2003 is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-4, filed March 31, 2004 (File No. 333-01153; 811-07549 and accession number 0001007286-04-000007).


              (8)(o)  Form  of  participation  agreement  with  Schwab  Annuity
              Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendments to participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956) and Post-Effective Amendment No. 8 on Form N-4, filed April 12, 2002 (File No. 333-01153)..

              (8)(p) Form of participation agreement with DWS Variable Series (formerly Scudder Variable Series I), is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4, filed April 16, 2002 (File No. 333-52956); amendment to participation agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956). Form of amendment to participation agreement with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Registrant's Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-52956).

              (8)(q) Form of participation agreement with Wells Fargo Fund (formerly, Strong Variable Insurance Funds, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-4, filed on October 30, 1996 (File No. 811-07549); amendment to participation agreement with Wells Fargo Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed April 25, 2001 (File No. 333-52956).

              (8)(r) Form of participation agreement with The Universal Institutional Funds, Inc., (formerly, Van Kempen American Capital Life Investment Trust) is incorporated by reference to Registrant's Post-Effective Amendment No. 2, filed on April 17, 1998 (File No. 333-01153). Form of amendment to participation agreement with The Universal Institutional Funds is incorporated by reference to Registrant's Post-Effective Amendment No. 16, filed April 28, 2005 (File No. 333-52956; accession no. 0001007286-05-000018).

              (8)(s) Form of participation agreement with Neuberger Berman Advisers Management Trust is filed herewith.



              (8)(t) Form of participation agreement with Third Avenue Value Portfolio is filed herewith.

              (9) Opinion of counsel n and consent of Ruth B. Lurie, Vice President, Counsel and Associate Secretary incorporated by reference to Registrant's Initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).


               (10) (a) Written Consent of Jorden Burt LLP is filed herewith.

                    (b) Written Consent of Deloitte & Touche LLP is filed
                        herewith.

               (11) Not Applicable.

               (12) Not Applicable.


Item 25. Directors and Officers of the Depositor
-------------------------------------------------------------------------------
Name               Principal Business Address           Positions and Offices
                                                           of the Depositor
-------------------------------------------------------------------------------
J. Balog          2205 North Southwinds Boulevard             Director
                  Apt. 307
                  Vero Beach, Florida 32963
--------------- ------------------------------------- --------------------------
--------------- ------------------------------------- --------------------------

J.W. Burns, O.C.  Power Corporation of Canada                 Director
                  1 Lombard Place, 26th Floor
                  Winnipeg, Manitoba, Canada R3B 0X5
--------------- ------------------------------------- --------------------------
--------------- ------------------------------------- --------------------------

O.T. Dackow       8515 East Orchard Road                      Director
                  Greenwood Village, CO 80111
--------------- ------------------------------------- --------------------------
--------------- ------------------------------------- --------------------------

A. Desmarais      Power Corporation of Canada                 Director
                  751 Victoria Square, Montreal, Quebec, Canada
                  H2Y 2J3
--------------- ------------------------------------- --------------------------
--------------- ------------------------------------- --------------------------

P. Desmarais, Jr. Power Corporation of Canada                 Director
                  751 Victoria Square, Montreal, Quebec, Canada
                  H2Y 2J3
---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------

R. Gratton        Power Financial Corporation                 Vice-Chairman
                  751 Victoria Square, Montreal, Quebec, Canada
                  H2Y 2J3

---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------

K.P.Kavanagh,C.M. 100 Osborne Street North                    Director
                  Winnipeg, Manitoba, Canada R3C 3A5

---------------- ------------------------------------ --------------------------
---------------- ------------------------------------ --------------------------

W.Mackness        696 Whitehaven Crescent                     Director
                  London, Ontario, Canada N6G 4V4

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- ------------------------->

W.T. McCallum     8515 East Orchard Road                      Vice-Chairman
                  Greenwood Village, CO 80111

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

R.L. McFeetors    8515 East Orchard Road                Director, President and
                  Greenwood Village, CO 80111           Chief Executive Officer

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

J.E.A.Nickerson   H.B. Nickerson & Sons Limited               Director
                  P.O. Box 130
                  255 Commercial Street
                  North Sydney, Nova Scotia, Canada B2A 3M2

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

D.A. Nield        330 University Avenue                       Director
                  Toronto, Ontario, Canada M5G 1R8

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

R.J. Orr          Power Financial Corporation                 Director
                  751 Victoria Square, Montreal, Quebec, Canada
                  H2Y 2J3

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------
M.Plessis-Belair,
F. C. A.          Power Corporation of Canada                 Director
                  751 Victoria Square, Montreal, Quebec, Canada
                  H2Y 2J3

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

B.E. Walsh        Saguenay Capital, LLC                       Director
                  Two Manhattanville Rd, #403
                  Purchase, New York 10577
----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

S. M. Corbett     8515 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            Investments

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

G.R. Derback      8515 East Orchard Road                 Senior Vice President
                  Greenwood Village, CO 80111            and Controller
----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

T.L. Fouts        8505 East Orchard Road                 Senior Vice President
                  Greenwood Village, CO 80111            and Chief Medical
                                                         Officer
----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

J.R. Gabbert      8505 East Orchard Road                 Senior Vice President
                  Greenwood Village, CO 80111            and Chief Information
                                                         Officer

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

M.T. G. Graye     8515 East Orchard Road                 Executive Vice
                  Greenwood Village, CO 80111            President and Chief
                                                         Financial Officer

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

D.A. Goldin       8505 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            Healthcare Operations

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

W.T. Hoffmann     8515 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            Investments
----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

C. M. Knackstedt  8505 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            Healthcare Management

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

D. C. Lennox      8525 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            General Counsel and
                                                         Secretary
----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

J.L. McCallen     8515 East Orchard Road                 Senior Vice President
                  Greenwood Village, CO 80111            and Actuary
----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- -------------------------

G.R. McDonald     8515 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            Corporate
                                                         Administration
----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

C.P. Nelson       8515 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            Retirement Services

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

R.F. Rivers       8505 East Orchard Road                 Executive Vice
                  Greenwood Village, CO 80111            President, Healthcare

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

M.Rosenbaum       8505 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            Healthcare Finance

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

G.E. Seller       8515 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            Government Markets

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

R.K. Shaw         8515 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            Individual Markets

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

D.J. Stefanson    8505 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            Healthcare Underwriting

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

G. D. Webb        8515 East Orchard Road                 Senior Vice President,
                  Greenwood Village, CO 80111            P/NP Operations

----------------- ----------------------------------- --------------------------
----------------- ----------------------------------- --------------------------

D. L. Wooden      8515 East Orchard Road                 Executive Vice
                  Greenwood Village, CO 80111            President, Financial
                                                         Services
----------------- ----------------------------------- --------------------------


                                                         Positions and Offices

Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/04
            --------------------------------------------------------------------


      (State/Country of Organization) - Nature of Business


Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.1%  - Power Financial Corporation (Canada) - Holding Company
                74.6%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                        100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                        100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                       100.0%  - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance
                           Company
                           100.0%  - First Great-West Life & Annuity Insurance Company (New York) - Life and
                           Health Insurance Company
                           100.0%  - Advised Assets Group, LLC (Colorado) - Investment Adviser
                           100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance
                           Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                           100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                    100.0% - BenefitsCorp of Wyoming, Inc. (Wyoming) - Insurance Agency
                           100.0% - Canada Life Insurance Company of America (Michigan) - Life and Health
                           Insurance
                                    Company
                                    100.0% - Canada Life of America Financial Services, Inc. (Georgia) - Securities
                                    Broker/Dealer
                           100.0% - Canada Life Insurance Company of New York (New York) - Life and Health
                           Insurance Company
                           100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party
                           Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer

                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts)
-                                    Insurance Agency
                           100.0%  - Great-West Healthcare Holdings, Inc. (Colorado) - Holding Company
                                    100.0%  - Great-West Healthcare, Inc. (Vermont) - Network contracting, development and
                                            management
                                    100.0%  - Great-West Healthcare of Arizona, Inc. (Arizona) - Health Care
                                    Services Organization
                                    100.0%  - Great-West Healthcare of California, Inc. (California) - Health
                                    Maintenance Organization
                                    100.0%  - Great-West Healthcare of Colorado, Inc. (Colorado) - Health
                                    Maintenance Organization
                                    100.0%  - Great-West Healthcare of Florida, Inc. (Florida) - Health
                                    Maintenance Organization
                                    100.0%  - Great-West Healthcare of Georgia, Inc. (Georgia) - Health Maintenance
                                    Organization
                                    100.0%  - Great-West Healthcare of Illinois, Inc. (Illinois) - Health
                                    Maintenance Organization
                                    100.0%  - Great-West Healthcare of Indiana, Inc. (Indiana) - Health Maintenance
                                    Organization
                                    100.0%  - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) - Health
                                    Maintenance Organization
                                    100.0%  - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) -
                                    Health Maintenance Organization
                                    100.0%  - Great-West Healthcare of New Jersey, Inc. (New Jersey) - Health
                                    Maintenance Organization
                                    100.0%  - Great-West Healthcare of North Carolina, Inc. (North Carolina) -
                                    Health Maintenance Organization
                                    100.0%  - Great-West Healthcare of Ohio, Inc. (Ohio) -
                                    Health Insuring Corporation
                                    100.0%  - Great-West Healthcare of Oregon, Inc. (Oregon) -
                                    Health Care Service Contractors
                                    100.0%  - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) - Health
                                    Maintenance Organization
                                    100.0%  - Great-West Healthcare of Tennessee, Inc. (Tennessee) - Health
                                    Maintenance Organization
                                    100.0%  - Great-West Healthcare of Texas, Inc. (Texas) - Health Maintenance
                                    Organization
                                    100.0%  - Great-West Healthcare of Washington, Inc. (Washington) -
                                    Health Care Service Contractors


                                    100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                           100.0%  - FASCore, LLC (Colorado) - Third Party Administrator
                           100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation

                                    50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                           100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                             83.9%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                           100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                           100.0%  - Orchard Trust Company (Colorado) - Trust Company




Item 27. Number of Contract Owners


         As of, March 31, 2005, there were 7,066 total contract owners: 45 qualified contract owners and 7,021 non-qualified contract owners.


Item 28. Indemnification

         Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

    Article 109 - INDEMNIFICATION

    Section 7-109-101.  Definitions.

             As used in this Article:

             (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

             (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

             (3) "Expenses" includes counsel fees.

             (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

             (5) "Official capacity" means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in
             Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

             (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

             (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

    Section 7-109-102.  Authority to indemnify directors.

             (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                      (a) The person conducted himself or herself in good faith;
                          and

                      (b) The person reasonably believed:

                              (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                              (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                      (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

             (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection
             (1) of this section.

             (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

             (4) A corporation may not indemnify a director under this section:

                      (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                      (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

             (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

    Section 7-109-103.  Mandatory Indemnification of Directors.

                      Unless limited by the articles of incorporation, a
             corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

    Section 7-109-104.  Advance of Expenses to Directors.

             (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                      (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                      (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                      (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

             (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

             (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

    Section 7-109-105.  Court-Ordered Indemnification of Directors.

             (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                      (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                      (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in
                      Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

    Section 7-109-106. Determination and Authorization of Indemnification of Directors.

             (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

             (2) The determinations required by under subsection (1) of this section shall be made:

                      (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or

                      (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

             (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                      (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                      (b) By the shareholders.

             (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

    Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

             (1) Unless otherwise provided in the articles of incorporation:

                      (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                      (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                      (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

    Section 7-109-108.  Insurance.

                      A corporation may purchase and maintain insurance on
             behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from his or her status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

    Section 7-109-109.  Limitation of Indemnification of Directors.

             (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

             (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

    Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                      If a corporation indemnifies or advances expenses to a
             director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A


                      Article IV.  Indemnification

         SECTION 1. In this Article, the following terms shall have the following meanings:



(a) "expenses" means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;


(b) "liability" means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;


(c) "party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;


(d) "proceeding" means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.


         SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:


(a)  the person conducted himself or herself in good faith; and


(b) the person reasonably believed that his or her conduct was in the corporation's best interests; and


(c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and


(d) if the person is or was an employee of the corporation, the person acted in the ordinary course of the person's employment with the corporation.


         SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:



(a) the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and


(b)  with respect to the matter(s) giving rise to the proceeding:


(i)  the person conducted himself or herself in good faith; and


(ii) the person reasonably believed that his or her conduct was at least not opposed to the corporation's best interests (in the case of a trustee of one of the corporation's staff benefits plans, this means that the person's conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and


(iii) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and


     if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person's employment with the other company or entity.



Item 29.     Principal Underwriter


             (a) GWFS Equities, Inc. (formerly, BenefitsCorp Equities, Inc). ("GWFS") is the distributor of securities of the Registrant. GWFS also serves as distributor or principal underwriter for Maxim Series Fund, Inc., an open-end management investment company, and the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account and COLI VUL-2 Series Account in addition to those of the Registrant.


             (b) Directors and Officers of GWFS

--------------------------------------------------------------------------------

     Name             Principal Business Address     Position and Officers with
                                                           Underwriter

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

C.P. Nelson         8515 East Orchard Road          Chairman, President and
                    Greenwood Village, CO 80111     Chief Executive Officer

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

R.K. Shaw           8515 East Orchard Road          Director
                    Greenwood Village, CO 80111

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

G.E. Seller         18101 Von Karman Ave.           Director and Senior Vice
                    Suite 1460                      President
                    Irvine, CA 92715

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

G.R. McDonald       8515 East Orchard Road          Director
                    Greenwood Village, CO 80111

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

T.M. Connolly       300 Broadacres Drive            Vice President
                    Bloomfield, NJ 07003

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

M.R. Edwards        8515 East Orchard Road          Vice President
                    Greenwood Village, CO 80111

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

W.S. Harmon         8515 East Orchard Road          Vice President
                    Greenwood Village, CO 80111

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

K. A. Morris        500 North Central               Vice President
                    Suite 220
                    Glendale, CA 91203

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

M.P. Sole           One North LaSalle               Vice President
                    Suite 3200
                    Chicago, IL 60602

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

G.R. Derback        8515 East Orchard Road          Treasurer
                    Greenwood Village, CO 80111

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

B.A. Byrne          8525 East Orchard Road          Secretary and Chief
                    Greenwood Village, CO 80111     Compliance Officer

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

D.K. Cohen          8515 East Orchard Road          Assistant Vice President,
                    Greenwood Village, CO 80111     Taxation

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

T.L. Luiz           8515 East Orchard Road          Compliance Officer
                    Greenwood Village, CO 80111

---------------- -------------------------------- ------------------------------
---------------- -------------------------------- ------------------------------

M.C. Maiers         8515 East Orchard Road          Investments Compliance
                    Greenwood Village, CO 80111     Officer

---------------- -------------------------------- ------------------------------




             (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:


                          Net          Compensation   Brokerage    Compensation
Name of Principal    Underwriting      on Redemption  Commission
Underwriter          Discounts and
                     Commissions
-------------------------------------------------------------------------------
GWFS                    -0-               -0-            -0-            -0-



Item 30. Location of Accounts and Records

     All  accounts,  books,  or other  documents  required to be  maintained  by
     Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.


Item 31. Management Services

     Not Applicable.


Item 32. Undertakings

     (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c)  Registrant   undertakes   to  deliver  any   Statement  of  Additional
          Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (e) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 and has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this ___ day of April, 2006.



                                                     VARIABLE ANNUITY-1 SERIES
                                                     ACCOUNT

                                                     (Registrant)


                                              By:   /s/ R.L. McFeetors
                                                    R.L. McFeetors, President
                                                    and Chief Executive Officer
                                                    of Great-West Life & Annuity
                                                    Insurance Company



                                                    GREAT-WEST LIFE & ANNUITY
                                                    INSURANCE COMPANY
                                                    (Depositor)




                                              By:   /s/ R.L. McFeetors
                                                    R.L. McFeetors, President
                                                    and Chief Executive Officer


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed by the following persons in their capacities and on the dates indicated:


Signature                          Title                              Date



/s/ R. Gratton
R. Gratton*                 Vice-Chairman of the Board           April __, 2006


/s/ W. T. McCallum
W. T. McCallum              Vice-Chairman of the Board           April __, 2006


/s/ R. L. McFeetors
R. L. McFeetors
                            Director, President and              April __, 2006
                            Chief Executive Officer

/s/ M. T. G. Graye
M.T. G. Graye               Executive Vice President and
                            Chief Financial Officer              April __, 2006


/s/ J. Balog
J. Balog*                   Director                             April __, 2006



Signature                          Title                              Date


/s/ J. W. Burns
J. W. Burns*                Director                             April __, 2006


/s/ O. T. Dackow
O. T. Dackow*               Director                             April __, 2006


/s/
A. Desmarais                Director                             April __, 2006


/s/ P. Desmarais
P. Desmarais, Jr.*          Director                             April __, 2006


/s/ K. P. Kavanagh
K. P. Kavanagh*             Director                             April __, 2006


/s/ W. Mackness
W. Mackness*                Director                             April __, 2006


/s/ J. E. A. Nickerson
J. E. A. Nickerson*         Director                             April __, 2006





D. A. Nield                 Director





R. J. Orr                   Director


/s/ M. Plessis-Belair
M. Plessis-Belair*          Director                             April __, 2006


/s/ B. E. Walsh
B. E. Walsh*                Director                             April __, 2006


*By:     /s/ G. R. Derback                                       April __, 2006

         G.R. Derback Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 registration statement filed on April 12, 2002.